GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.1%
Argentina – 0.0%
1,260 Vista Energy SAB de CV ADR
(Energy)* $ 62,408
Australia – 4.5%
9,968 AGL Energy Ltd. (Utilities) 65,111
3,957 Ampol Ltd. (Energy) 65,013
48,639 ANZ Group Holdings Ltd.
(Financials) 908,999
21,312 APA Group (Utilities) 113,700
9,277 Aristocrat Leisure Ltd.
(Consumer Discretionary) 372,541
3,186 ASX Ltd. (Financials) 146,190
17,262 Atlas Arteria Ltd. (Industrials) 58,989
30,508 Aurizon Holdings Ltd.
(Industrials) 57,919
82,713 BHP Group Ltd. (Materials) 2,036,046
7,543 BlueScope Steel Ltd.
(Materials) 110,435
23,061 Brambles Ltd. (Industrials) 344,161
5,598 CAR Group Ltd.
(Communication Services) 128,108
7,727 Charter Hall Group REIT (Real
Estate) 90,354
1,087 Cochlear Ltd. (Health Care) 189,925
21,524 Coles Group Ltd. (Consumer
Staples) 299,198
27,731 Commonwealth Bank of
Australia (Financials) 3,140,055
8,742 Computershare Ltd.
(Industrials) 226,274
17,632 Dexus REIT (Real Estate) 79,430
2,596 EBOS Group Ltd. (Health Care) 57,425
22,420 Endeavour Group Ltd.
(Consumer Staples) 58,724
29,649 Evolution Mining Ltd.
(Materials) 168,863
26,208 Fortescue Ltd. (Materials) 259,570
162,803 Glencore PLC (Materials)* 622,200
32,901 Goodman Group REIT (Real
Estate) 697,030
31,795 GPT Group (The) REIT (Real
Estate) 98,216
38,661 Insurance Australia Group Ltd.
(Financials) 214,966
1,770 JB Hi-Fi Ltd. (Consumer
Discretionary) 122,805
36,975 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 121,356
15,378 Lynas Rare Earths Ltd.
(Materials)* 78,083
5,841 Macquarie Group Ltd.
(Financials) 805,210
45,736 Medibank Pvt Ltd. (Financials) 140,397
65,367 Mirvac Group REIT (Real
Estate) 97,175
50,169 National Australia Bank Ltd.
(Financials) 1,226,878
9,944 NEXTDC Ltd. (Information
Technology)* 83,897
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
18,678 Northern Star Resources Ltd.
(Materials) $ 252,184
7,535 Orica Ltd. (Materials) 91,116
28,381 Origin Energy Ltd. (Utilities) 197,623
48,592 Pilbara Minerals Ltd.
(Materials)* 38,777
811 Pro Medicus Ltd. (Health Care) 147,186
25,617 Qantas Airways Ltd.
(Industrials) 174,915
24,762 QBE Insurance Group Ltd.
(Financials) 369,068
3,008 Ramsay Health Care Ltd.
(Health Care) 74,141
786 REA Group Ltd.
(Communication Services) 121,253
4,895 Reece Ltd. (Industrials) 49,332
6,057 Rio Tinto Ltd. (Materials) 439,147
17,474 Rio Tinto PLC (Materials) 1,037,313
53,904 Santos Ltd. (Energy) 228,607
86,163 Scentre Group REIT (Real
Estate) 203,502
5,688 SEEK Ltd. (Communication
Services) 88,987
3,284 SGH Ltd. (Industrials) 107,256
24,415 Sigma Healthcare Ltd. (Health
Care) 49,022
7,475 Sonic Healthcare Ltd. (Health
Care) 128,297
75,086 South32 Ltd. (Materials) 147,381
39,633 Stockland REIT (Real Estate) 139,262
17,859 Suncorp Group Ltd. (Financials) 237,104
4,746 Technology One Ltd.
(Information Technology) 125,409
188,595 Telstra Group Ltd.
(Communication Services) 580,150
6,510 TPG Telecom Ltd.
(Communication Services) 21,576
51,113 Transurban Group (Industrials) 466,434
13,225 Treasury Wine Estates Ltd.
(Consumer Staples) 71,832
63,774 Vicinity Ltd. REIT (Real Estate) 100,963
3,847 Washington H Soul Pattinson &
Co. Ltd. (Financials) 91,429
18,364 Wesfarmers Ltd. (Consumer
Discretionary) 981,143
56,158 Westpac Banking Corp.
(Financials) 1,176,734
13,610 Whitehaven Coal Ltd. (Energy) 48,698
2,844 WiseTech Global Ltd.
(Information Technology) 196,112
31,001 Woodside Energy Group Ltd.
(Energy) 443,903
20,073 Woolworths Group Ltd.
(Consumer Staples) 411,438
6,179 Worley Ltd. (Industrials) 51,774
4,546 Yancoal Australia Ltd. (Energy) 15,301
22,389,612
Austria – 0.3%
1,183 ANDRITZ AG (Industrials) 81,722

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
1,296 BAWAG Group AG
(Financials)*
(a)
$ 161,106
566 CA Immobilien Anlagen AG
(Real Estate) 15,550
530 CPI Europe AG (Real Estate)* 10,746
4,951 Erste Group Bank AG
(Financials) 398,221
553 EVN AG (Utilities) 14,847
7,333 Mondi PLC (Materials) 119,211
2,349 OMV AG (Energy) 125,602
2,472 Raiffeisen Bank International
AG (Financials) 75,434
1,097 Verbund AG (Utilities) 85,619
549 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 26,925
1,857 voestalpine AG (Materials) 48,867
1,776 Wienerberger AG (Materials) 65,728
1,229,578
Belgium – 0.6%
367 Ackermans & van Haaren NV
(Industrials) 93,327
2,519 Ageas SA/NV (Financials) 164,290
15,862 Anheuser-Busch InBev SA/NV
(Consumer Staples) 1,117,176
1,898 Azelis Group NV (Industrials) 31,394
624 Colruyt Group NV (Consumer
Staples) 28,138
346 D’ieteren Group (Consumer
Discretionary) 71,057
717 Elia Group SA/NV (Utilities) 75,944
315 Financiere de Tubize SA (Health
Care) 45,058
1,364 Groupe Bruxelles Lambert NV
(Financials) 111,413
4,152 KBC Group NV (Financials) 409,891
7 Lotus Bakeries NV (Consumer
Staples) 72,395
248 Sofina SA (Financials) 71,737
1,160 Solvay SA (Materials) 38,006
1,160 Syensqo SA (Materials) 88,890
1,996 UCB SA (Health Care) 362,327
2,702 Warehouses De Pauw CVA
REIT (Real Estate) 65,827
2,846,870
Brazil – 1.0%
73,240 Ambev SA (Consumer Staples) 179,265
87,609 B3 SA – Brasil Bolsa Balcao
(Financials) 213,213
24,214 Banco Bradesco SA (Financials) 59,056
19,504 Banco BTG Pactual SA
(Financials) 134,574
28,568 Banco do Brasil SA (Financials) 116,723
6,207 Banco Santander Brasil SA
(Financials) 32,193
11,159 BB Seguridade Participacoes
SA (Financials) 73,023
12,300 BRF SA (Consumer Staples) 43,560
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
8,598 Caixa Seguridade Participacoes
SA (Financials) $ 22,605
19,276 Centrais Eletricas Brasileiras
SA (Utilities) 141,105
7,549 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 154,587
12,415 Cia Paranaense de Energia
(Utilities) 25,254
3,119 CPFL Energia SA (Utilities) 22,032
7,459 CSN Mineracao SA (Materials) 6,572
11,400 Embraer SA (Industrials) 130,248
4,929 Energisa SA (Utilities) 40,845
9,973 Eneva SA (Utilities)* 24,306
2,905 Engie Brasil Energia SA
(Utilities) 20,809
18,059 Equatorial Energia SA
(Utilities) 115,467
8,229 Itau Unibanco Holding SA
(Financials) 47,906
15,258 Klabin SA (Materials) 48,739
17,425 Lojas Renner SA (Consumer
Discretionary) 55,205
16,590 Motiva Infraestrutura de
Mobilidade SA (Industrials) 39,015
13,939 Natura & Co. Holding SA
(Consumer Staples)* 25,461
3,069 Neoenergia SA (Utilities) 13,412
55,796 NU Holdings Ltd., Class A
(Financials)* 670,110
3,308 Pagseguro Digital Ltd., Class A
(Financials) 29,474
60,509 Petroleo Brasileiro SA -
Petrobras (Energy) 347,407
2,807 Porto Seguro SA (Financials) 25,499
13,354 PRIO SA (Energy)* 90,742
11,072 Rede D’Or Sao Luiz SA (Health
Care)
(a)
72,976
20,244 Rumo SA (Industrials)* 66,467
3,981 StoneCo Ltd., Class A
(Financials)* 54,341
11,514 Suzano SA (Materials) 99,732
13,440 Telefonica Brasil SA
(Communication Services) 67,199
13,274 TIM SA (Communication
Services) 45,134
8,628 TOTVS SA (Information
Technology) 63,535
12,021 Ultrapar Participacoes SA
(Energy) 34,163
59,600 Vale SA (Materials) 541,719
18,525 Vibra Energia SA (Consumer
Discretionary) 65,218
24,648 WEG SA (Industrials) 182,106
7,409 Wheaton Precious Metals Corp.
(Materials) 640,754
6,445 XP, Inc., Class A (Financials) 124,775
2,554 Yara International ASA
(Materials) 91,490
5,098,016

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – 7.5%
8,394 Agnico Eagle Mines Ltd.
(Materials) $ 987,598
6,863 Alamos Gold, Inc., Class A
(Materials) 177,396
11,666 Alimentation Couche-Tard, Inc.
(Consumer Staples) 603,684
4,641 AltaGas Ltd. (Utilities) 129,413
9,646 ARC Resources Ltd. (Energy) 201,205
11,909 Bank of Montreal (Financials) 1,276,431
20,695 Bank of Nova Scotia (The)
(Financials) 1,105,228
28,397 Barrick Mining Corp.
(Materials) 543,590
15,150 BCE, Inc. (Communication
Services)
(b)
329,456
6,659 Brookfield Asset Management
Ltd., Class A (Financials)
(b)
373,935
22,669 Brookfield Corp. (Financials) 1,306,606
584 Brookfield Wealth Solutions
Ltd. (Financials)* 34,141
5,280 CAE, Inc. (Industrials)* 135,672
7,170 Cameco Corp. (Energy) 418,952
2,774 Canadian Apartment Properties
REIT (Real Estate) 90,305
15,245 Canadian Imperial Bank of
Commerce (Financials) 1,035,922
9,134 Canadian National Railway Co.
(Industrials) 958,341
33,711 Canadian Natural Resources
Ltd. (Energy) 1,021,664
15,290 Canadian Pacific Kansas City
Ltd. (Industrials) 1,246,486
885 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 112,248
2,048 Canadian Utilities Ltd., Class A
(Utilities) 57,167
2,400 CCL Industries, Inc., Class B
(Materials) 139,694
1,878 Celestica, Inc. (Information
Technology)* 217,064
21,099 Cenovus Energy, Inc. (Energy) 277,443
3,315 CGI, Inc. (Information
Technology) 355,694
4,590 Choice Properties Real Estate
Investment Trust REIT (Real
Estate) 49,974
326 Constellation Software, Inc.
(Information Technology) 1,179,750
4,497 Dollarama, Inc. (Consumer
Discretionary) 577,272
4,509 Emera, Inc. (Utilities) 206,307
2,183 Empire Co. Ltd. (Consumer
Staples) 84,100
35,696 Enbridge, Inc. (Energy) 1,658,172
366 Fairfax Financial Holdings Ltd.
(Financials) 621,578
643 FirstService Corp. (Real Estate) 112,494
8,040 Fortis, Inc. (Utilities) 392,074
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
3,163 Franco-Nevada Corp.
(Materials) $ 531,794
873 George Weston Ltd. (Consumer
Staples) 175,432
2,321 Gildan Activewear, Inc.
(Consumer Discretionary) 107,867
4,544 Great-West Lifeco, Inc.
(Financials)
(b)
172,150
5,248 Hydro One Ltd. (Utilities)
(a)
192,866
1,570 iA Financial Corp., Inc.
(Financials) 159,541
1,487 IGM Financial, Inc. (Financials) 47,380
2,763 Imperial Oil Ltd. (Energy)
(b)
196,894
2,904 Intact Financial Corp.
(Financials) 657,595
3,793 Keyera Corp. (Energy) 115,394
20,191 Kinross Gold Corp. (Materials) 297,516
2,239 Loblaw Cos. Ltd. (Consumer
Staples) 377,029
4,410 Magna International, Inc.
(Consumer Discretionary) 159,792
28,626 Manulife Financial Corp.
(Financials) 909,819
3,650 Metro, Inc. (Consumer Staples) 284,153
6,486 National Bank of Canada
(Financials) 637,161
8,066 Nutrien Ltd. (Materials) 475,647
967 Onex Corp. (Financials) 71,645
4,426 Open Text Corp. (Information
Technology) 125,091
6,035 Pan American Silver Corp.
(Materials) 146,908
9,592 Pembina Pipeline Corp.
(Energy)
(b)
358,789
8,441 Power Corp. of Canada
(Financials) 326,049
2,544 Quebecor, Inc., Class B
(Communication Services) 71,438
3,011 RB Global, Inc. (Industrials) 316,637
4,663 Restaurant Brands International,
Inc. (Consumer Discretionary) 332,289
6,158 Rogers Communications,
Inc., Class B (Communication
Services) 164,996
23,472 Royal Bank of Canada
(Financials) 2,969,359
4,056 Saputo, Inc. (Consumer Staples) 77,996
19,445 Shopify, Inc., Class A
(Information Technology)* 2,073,832
1,882 Stantec, Inc. (Industrials) 193,230
9,461 Sun Life Financial, Inc.
(Financials)
(b)
608,278
20,553 Suncor Energy, Inc. (Energy) 729,322
16,943 TC Energy Corp. (Energy) 856,916
7,610 Teck Resources Ltd., Class B
(Materials) 281,497
23,855 TELUS Corp. (Communication
Services) 390,022

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
1,236 TFI International, Inc.
(Industrials) $ 106,516
2,295 Thomson Reuters Corp.
(Industrials) 455,111
29,065 Toronto-Dominion Bank (The)
(Financials) 2,003,338
5,692 Tourmaline Oil Corp. (Energy) 256,170
909 West Fraser Timber Co. Ltd.
(Materials) 66,839
2,061 WSP Global, Inc. (Industrials) 421,524
36,918,878
Chile – 0.2%
5,440 Antofagasta PLC (Materials) 129,886
727,109 Banco de Chile (Financials) 107,074
1,473 Banco de Credito e Inversiones
SA (Financials) 56,878
1,027,617 Banco Santander Chile
(Financials) 61,281
21,127 Cencosud SA (Consumer
Staples) 72,779
12,473 Cencosud Shopping SA (Real
Estate) 25,533
235,561 Cia Sud Americana de Vapores
SA (Industrials) 12,899
19,320 Empresas CMPC SA
(Materials) 30,862
6,905 Empresas Copec SA (Consumer
Discretionary) 47,481
316,033 Enel Americas SA (Utilities) 29,495
403,063 Enel Chile SA (Utilities) 29,251
13,071 Falabella SA (Consumer
Discretionary) 62,425
3,606,330 Latam Airlines Group SA
(Industrials) 68,673
10,880 Lundin Mining Corp.
(Materials) 102,790
837,307
China – 8.6%
6,551 360 Security Technology,
Inc., Class A (Information
Technology) 9,097
2,084 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 4,245
30,500 3SBio, Inc. (Health Care)*
(a)
73,201
11,580 AAC Technologies Holdings,
Inc. (Information Technology) 53,827
695 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 3,976
230 ACM Research Shanghai,
Inc., Class A (Information
Technology) 3,236
571 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology)* 13,876
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,191 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) $ 3,217
2,481 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 12,216
78,726 Agricultural Bank of China
Ltd., Class A (Financials) 60,452
504,041 Agricultural Bank of China
Ltd., Class H (Financials) 323,962
9,330 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 16,078
595 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 2,995
7,047 Air China Ltd., Class A
(Industrials)* 7,848
26,591 Air China Ltd., Class H
(Industrials)* 20,075
1,825 Airtac International Group
(Industrials) 56,817
1,687 Aisino Corp., Class A
(Information Technology) 2,050
10,009 Akeso, Inc. (Health Care)*
(a)
106,963
267,328 Alibaba Group Holding Ltd.
(Consumer Discretionary) 3,882,990
83,650 Alibaba Health Information
Technology Ltd. (Consumer
Staples)*
(b)
48,324
12,308 Aluminum Corp. of China Ltd.,
Class A (Materials) 11,177
62,560 Aluminum Corp. of China Ltd.,
Class H (Materials) 36,460
384 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology)* 3,565
5,955 Angang Steel Co. Ltd., Class A
(Materials)* 1,943
22,012 Angang Steel Co. Ltd., Class H
(Materials)* 4,407
794 Angel Yeast Co. Ltd., Class A
(Consumer Staples)* 4,201
3,672 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 11,845
19,657 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 51,264
1,390 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 29,058
1,985 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary) 10,557
595 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 2,985
595 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 3,338
298 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 3,468

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
387 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) $ 5,481
21,274 ANTA Sports Products Ltd.
(Consumer Discretionary) 258,954
1,092 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 2,123
893 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 3,596
389 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 4,067
298 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 3,899
430 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
4,025
1,027 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 32,155
496 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 2,689
1,113 Autohome, Inc. ADR
(Communication Services) 27,291
1,787 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 7,015
36,575 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 18,424
595 AVICOPTER PLC, Class A
(Industrials) 3,041
5,161 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 5,181
36,500 Baidu, Inc., Class A
(Communication Services)* 380,056
5,558 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) 2,161
19,752 Bank of Beijing Co. Ltd., Class
A (Financials) 17,279
3,672 Bank of Changsha Co. Ltd.,
Class A (Financials) 5,002
3,474 Bank of Chengdu Co. Ltd.,
Class A (Financials) 9,354
41,389 Bank of China Ltd., Class A
(Financials) 31,724
1,107,442 Bank of China Ltd., Class H
(Financials) 643,997
1,390 Bank of Chongqing Co. Ltd.,
Class A (Financials) 2,160
39,106 Bank of Communications Co.
Ltd., Class A (Financials) 41,269
120,826 Bank of Communications Co.
Ltd., Class H (Financials) 105,856
3,375 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,859
5,459 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 12,629
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
15,881 Bank of Jiangsu Co. Ltd., Class
A (Financials) $ 24,213
9,628 Bank of Nanjing Co. Ltd., Class
A (Financials) 15,321
6,551 Bank of Ningbo Co. Ltd., Class
A (Financials) 24,297
13,201 Bank of Shanghai Co. Ltd.,
Class A (Financials) 19,394
3,375 Bank of Suzhou Co. Ltd., Class
A (Financials) 4,087
6,551 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,801
21,042 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 19,693
7,841 BBMG Corp., Class A
(Materials) 1,677
6,849 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 3,034
575 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 4,644
3,871 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 2,177
496 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 2,613
595 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 1,783
2,680 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services)* 6,520
7,873 Beijing Enterprises Holdings
Ltd. (Utilities) 33,082
61,408 Beijing Enterprises Water
Group Ltd. (Utilities) 20,204
198 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology) 3,725
4,367 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 2,644
426 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 16,669
1,588 Beijing New Building Materials
PLC, Class A (Industrials) 6,322
2,382 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 3,695
3,375 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 2,132
277 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 8,750
1,787 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 2,015

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,375 Beijing Shougang Co. Ltd.,
Class A (Materials) $ 1,664
1,787 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 4,747
1,290 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 6,807
1,787 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 2,623
695 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 2,197
695 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 6,688
2,581 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 5,050
40,794 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 33,194
7,444 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,874
12,784 BeOne Medicines Ltd. (Health
Care)* 245,359
198 BeOne Medicines Ltd., Class A
(Health Care)* 6,329
556 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary)* 4,225
397 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 3,141
397 BGI Genomics Co. Ltd., Class
A (Health Care) 2,835
4,684 Bilibili, Inc., Class Z
(Communication Services)* 87,867
429 Bloomage Biotechnology
Corp. Ltd., Class A (Consumer
Staples) 3,005
2,283 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services) 2,628
1,092 Bluestar Adisseo Co., Class A
(Materials) 1,459
3,459 BOC Aviation Ltd.
(Industrials)
(a)
27,989
59,623 BOC Hong Kong Holdings Ltd.
(Financials) 251,675
2,581 BOC International China Co.
Ltd., Class A (Financials) 3,544
37,320 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 19,692
48,387 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 19,129
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
993 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary) $ 2,019
1,787 BYD Co. Ltd., Class A
(Consumer Discretionary) 87,419
19,580 BYD Co. Ltd., Class H
(Consumer Discretionary) 980,804
12,489 BYD Electronic International
Co. Ltd. (Information
Technology) 49,612
1,588 By-health Co. Ltd., Class A
(Consumer Staples) 2,575
8,409 C&D International Investment
Group Ltd. (Real Estate) 15,099
2,481 Caida Securities Co. Ltd., Class
A (Financials) 2,212
4,268 Caitong Securities Co. Ltd.,
Class A (Financials) 4,368
372 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 31,182
794 Canmax Technologies Co. Ltd.,
Class A (Materials) 1,894
542 Cathay Biotech, Inc., Class A
(Materials) 3,552
3,672 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,213
5,955 CECEP Wind-Power Corp.,
Class A (Utilities) 2,423
794 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,773
14,293 CGN Power Co. Ltd., Class A
(Utilities) 7,284
176,015 CGN Power Co. Ltd., Class H
(Utilities)
(a)
57,687
397 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care)* 5,764
5,062 Changjiang Securities Co. Ltd.,
Class A (Financials) 4,604
298 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 5,785
1,787 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 8,114
1,489 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials)* 5,429
893 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 2,267
2,382 China Baoan Group Co. Ltd.,
Class A (Industrials) 2,653
139,603 China Cinda Asset Management
Co. Ltd., Class H (Financials) 18,515

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,863 China CITIC Bank Corp. Ltd.,
Class A (Financials) $ 5,375
146,151 China CITIC Bank Corp. Ltd.,
Class H (Financials) 128,789
206,000 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(a)
22,592
3,573 China Coal Energy Co. Ltd.,
Class A (Energy) 5,314
34,794 China Coal Energy Co. Ltd.,
Class H (Energy) 38,958
37,056 China Communications
Services Corp. Ltd., Class H
(Industrials) 21,360
8,933 China Construction Bank Corp.,
Class A (Financials) 11,201
1,538,723 China Construction Bank Corp.,
Class H (Financials) 1,381,437
4,169 China CSSC Holdings Ltd.,
Class A (Industrials) 17,755
9,826 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 5,499
31,705 China Eastern Airlines Corp.
Ltd., Class H (Industrials)*
(b)
12,130
30,372 China Energy Engineering
Corp. Ltd., Class A (Industrials) 9,405
95,353 China Energy Engineering
Corp. Ltd., Class H (Industrials) 12,282
3,275 China Enterprise Co. Ltd., Class
A (Real Estate) 1,296
43,374 China Everbright Bank Co. Ltd.,
Class A (Financials) 23,910
121,294 China Everbright Bank Co. Ltd.,
Class H (Financials) 56,149
54,601 China Everbright Environment
Group Ltd. (Industrials) 27,086
55,270 China Feihe Ltd. (Consumer
Staples)
(a)
42,924
1,687 China Film Co. Ltd., Class A
(Communication Services) 2,413
6,352 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,381
4,169 China Galaxy Securities Co.
Ltd., Class A (Financials) 9,152
57,251 China Galaxy Securities Co.
Ltd., Class H (Financials) 55,341
44,802 China Gas Holdings Ltd.
(Utilities) 40,908
3,573 China Great Wall Securities Co.
Ltd., Class A (Financials) 3,979
2,978 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* 6,021
1,290 China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A (Utilities) 1,532
39,548 China Hongqiao Group Ltd.
(Materials) 70,708
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,489 China International Capital
Corp. Ltd., Class A (Financials) $ 6,842
24,670 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
46,058
2,084 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,237
3,672 China Jushi Co. Ltd., Class A
(Materials) 5,767
1,985 China Life Insurance Co. Ltd.,
Class A (Financials) 10,554
123,641 China Life Insurance Co. Ltd.,
Class H (Financials) 251,963
6,157 China Literature Ltd.
(Communication Services)*
(a)
21,043
55,497 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 46,073
20,554 China Medical System Holdings
Ltd. (Health Care) 28,099
49,402 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 111,385
20,546 China Merchants Bank Co. Ltd.,
Class A (Financials) 123,904
62,879 China Merchants Bank Co. Ltd.,
Class H (Financials) 392,114
7,543 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 6,337
2,283 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 4,017
20,619 China Merchants Port Holdings
Co. Ltd. (Industrials) 39,863
6,849 China Merchants Securities Co.
Ltd., Class A (Financials) 15,388
7,075 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)(b)
10,827
7,146 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 8,613
33,151 China Minsheng Banking Corp.
Ltd., Class A (Financials) 20,024
114,834 China Minsheng Banking Corp.
Ltd., Class H (Financials) 59,017
70,712 China National Building
Material Co. Ltd., Class H
(Materials) 31,562
5,657 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 6,064
695 China National Medicines Corp.
Ltd., Class A (Health Care) 2,896
17,667 China National Nuclear Power
Co. Ltd., Class A (Utilities) 23,502
794 China National Software &
Service Co. Ltd., Class A
(Information Technology)* 4,852

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
22,000 China Nonferrous Mining Corp.
Ltd. (Materials) $ 16,160
3,375 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 10,905
1,290 China Oilfield Services Ltd.,
Class A (Energy) 2,411
30,095 China Oilfield Services Ltd.,
Class H (Energy) 24,447
61,649 China Overseas Land &
Investment Ltd. (Real Estate) 103,776
19,897 China Overseas Property
Holdings Ltd. (Real Estate) 13,270
6,849 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 32,744
41,978 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 131,155
31,265 China Petroleum & Chemical
Corp., Class A (Energy) 25,093
380,989 China Petroleum & Chemical
Corp., Class H (Energy) 206,004
4,764 China Petroleum Engineering
Corp., Class A (Energy) 2,064
80,140 China Power International
Development Ltd. (Utilities) 32,704
4,584 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,521
19,156 China Railway Group Ltd.,
Class A (Industrials) 14,869
67,210 China Railway Group Ltd.,
Class H (Industrials) 30,341
5,685 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 3,963
26,868 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
10,896
893 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) 4,201
110,000 China Reinsurance Group
Corp., Class H (Financials) 14,168
25,922 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 82,808
14,818 China Resources Gas Group
Ltd. (Utilities) 39,494
47,927 China Resources Land Ltd.
(Real Estate) 156,465
1,229 China Resources
Microelectronics Ltd., Class A
(Information Technology) 8,128
9,967 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
47,474
25,779 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
16,931
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
29,623 China Resources Power
Holdings Co. Ltd. (Utilities) $ 77,065
1,161 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 6,924
106,893 China Ruyi Holdings Ltd.
(Communication Services)*
(b)
27,945
397 China Science Publishing
& Media Ltd., Class A
(Communication Services) 1,116
6,452 China Shenhua Energy Co. Ltd.,
Class A (Energy) 35,442
56,119 China Shenhua Energy Co. Ltd.,
Class H (Energy) 237,242
1,687 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 3,254
10,422 China Southern Airlines Co.
Ltd., Class A (Industrials)* 8,813
26,897 China Southern Airlines Co.
Ltd., Class H (Industrials)* 13,377
2,680 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,846
1,489 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 2,094
41,786 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 32,957
29,455 China State Construction
International Holdings Ltd.
(Industrials) 41,469
893 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 990
28,681 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 15,508
23,142 China Taiping Insurance
Holdings Co. Ltd. (Financials) 35,591
28,585 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 17,028
1,985 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 16,700
1,390 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)(b)
8,828
72,091 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
107,012
31,662 China United Network
Communications Ltd., Class A
(Communication Services) 23,565
9,032 China Vanke Co. Ltd., Class A
(Real Estate)* 8,328
36,664 China Vanke Co. Ltd., Class H
(Real Estate)* 23,986

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,764 China XD Electric Co. Ltd.,
Class A (Industrials) $ 4,121
23,325 China Yangtze Power Co. Ltd.,
Class A (Utilities) 97,813
496 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,163
20,049 China Zheshang Bank Co. Ltd.,
Class A (Financials) 8,964
39,407 China Zheshang Bank Co. Ltd.,
Class H (Financials)
(b)
14,423
794 Chinalin Securities Co. Ltd.,
Class A (Financials) 1,492
496 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 3,981
13,598 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary)* 23,319
3,474 Chongqing Qianli Technology
Co. Ltd., Class A (Consumer
Discretionary)* 3,994
8,238 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 8,293
36,854 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 30,408
496 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health Care) 1,462
1,687 Chongqing Water Group Co.
Ltd., Class A (Utilities) 1,127
2,382 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 6,331
29,009 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 41,359
1,390 CIMC Vehicles Group Co. Ltd.,
Class A (Industrials) 1,615
81,708 CITIC Ltd. (Industrials) 103,365
1,687 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 2,663
12,208 CITIC Securities Co. Ltd., Class
A (Financials) 43,261
29,176 CITIC Securities Co. Ltd., Class
H (Financials) 73,967
16,476 CMOC Group Ltd., Class A
(Materials) 16,472
60,327 CMOC Group Ltd., Class H
(Materials) 48,314
834 CNGR Advanced Material Co.
Ltd., Class A (Industrials) 3,598
5,657 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 3,244
5,062 CNPC Capital Co. Ltd., Class A
(Financials) 4,773
4,367 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 151,597
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,231 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) $ 3,230
3,176 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 4,454
21,531 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 16,804
12,804 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 29,140
46,385 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 80,093
35,802 Country Garden Services
Holdings Co. Ltd. (Real Estate) 30,499
22,729 CRRC Corp. Ltd., Class A
(Industrials) 22,724
72,632 CRRC Corp. Ltd., Class H
(Industrials) 46,498
2,779 CSC Financial Co. Ltd., Class A
(Financials) 8,868
14,182 CSC Financial Co. Ltd., Class H
(Financials)
(a)(b)
16,386
1,072 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 7,727
138,664 CSPC Pharmaceutical Group
Ltd. (Health Care) 143,234
1,290 CSSC Science & Technology
Co. Ltd., Class A (Industrials) 2,191
14,094 Daqin Railway Co. Ltd., Class
A (Industrials) 13,210
1,092 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 2,638
8,040 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 3,561
44,210 Datang International Power
Generation Co. Ltd., Class H
(Utilities)
(b)
10,825
2,978 DHC Software Co. Ltd., Class
A (Information Technology) 3,775
992 Do-Fluoride New Materials Co.
Ltd., Class A (Materials)* 1,584
595 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 4,528
2,581 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 5,720
5,304 Dongfang Electric Corp. Ltd.,
Class H (Industrials)
(b)
8,117
43,219 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 23,975
397 Dongguan Yiheda Automation
Co. Ltd., Class A (Industrials)* 1,184
2,978 Dongxing Securities Co. Ltd.,
Class A (Financials) 4,226

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
15,781 East Money Information Co.
Ltd., Class A (Financials) $ 45,185
257 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 11,420
5,161 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 2,279
496 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,699
496 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 8,752
12,661 ENN Energy Holdings Ltd.
(Utilities) 101,236
2,184 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 5,750
973 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 11,926
45,981 ESR Group Ltd. (Real Estate)
(a)
75,173
1,886 Eve Energy Co. Ltd., Class A
(Industrials) 11,800
3,573 Everbright Securities Co. Ltd.,
Class A (Financials) 8,072
9,517 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 3,106
3,672 Fangda Carbon New Material
Co. Ltd., Class A (Industrials) 2,356
20,865 Far East Horizon Ltd.
(Financials) 16,125
1,132 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 2,021
2,283 FAW Jiefang Group Co. Ltd.,
Class A (Industrials) 2,279
1,092 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 3,045
3,871 First Capital Securities Co. Ltd.,
Class A (Financials) 3,564
1,489 Flat Glass Group Co. Ltd., Class
A (Information Technology) 2,971
6,572 Flat Glass Group Co. Ltd., Class
H (Information Technology) 6,981
13,399 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 13,898
4,268 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 26,325
32,526 Fosun International Ltd.
(Industrials) 19,039
7,742 Founder Securities Co. Ltd.,
Class A (Financials) 8,181
10,422 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 27,395
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,084 Fujian Funeng Co. Ltd., Class A
(Utilities) $ 2,839
556 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials) 1,485
1,191 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 2,491
12,293 Full Truck Alliance Co. Ltd.
ADR (Industrials) 142,968
1,886 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 15,181
10,081 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
72,057
1,696 GalaxyCore, Inc., Class A
(Information Technology) 3,714
496 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 3,754
1,489 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 6,240
6,756 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)(b)
16,542
99 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 3,458
16,675 GD Power Development Co.
Ltd., Class A (Utilities) 10,582
15,800 GDS Holdings Ltd., Class A
(Information Technology)*
(b)
47,653
95,652 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 214,930
4,764 GEM Co. Ltd., Class A
(Industrials) 4,009
4,169 Gemdale Corp., Class A (Real
Estate) 2,229
19,010 Genscript Biotech Corp. (Health
Care)* 31,079
5,459 GF Securities Co. Ltd., Class A
(Financials) 12,348
16,840 GF Securities Co. Ltd., Class H
(Financials) 23,709
6,204 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
56,173
1,886 Giant Network Group Co.
Ltd., Class A (Communication
Services) 3,782
695 GigaDevice Semiconductor,
Inc., Class A (Information
Technology)* 10,838
397 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 2,816
1,290 Glodon Co. Ltd., Class A
(Information Technology) 2,449
3,176 GoerTek, Inc., Class A
(Information Technology) 9,222

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,176 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) $ 4,079
12,065 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 9,355
576 Goneo Group Co. Ltd., Class A
(Industrials) 5,663
1,687 Gotion High-tech Co. Ltd.,
Class A (Industrials) 5,737
2,581 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 8,075
38,527 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary)* 59,843
5,657 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 36,464
9,925 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 2,302
16,208 Greentown China Holdings Ltd.
(Real Estate) 19,677
2,283 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,848
2,283 Guangdong Construction
Engineering Group Co. Ltd.,
Class A (Industrials) 1,100
2,084 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities) 1,505
1,687 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 14,198
47,266 Guangdong Investment Ltd.
(Utilities) 38,456
6,055 Guanghui Energy Co. Ltd.,
Class A (Energy) 4,986
2,978 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 3,192
46,482 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary)
(b)
16,242
2,184 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials) 2,896
1,290 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 4,842
3,429 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 7,626
2,481 Guangzhou Development
Group, Inc., Class A (Energy) 2,270
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,184 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) $ 4,137
397 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 1,600
3,375 Guangzhou Port Co. Ltd., Class
A (Industrials) 1,504
695 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology)* 3,187
1,787 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 4,181
3,275 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials)* 2,924
2,184 Guolian Minsheng Securities
Co. Ltd., Class A (Financials) 3,005
6,490 Guolian Minsheng Securities
Co. Ltd., Class H (Financials) 3,013
4,863 Guosen Securities Co. Ltd.,
Class A (Financials) 7,583
13,000 Guotai Haitong Securities Co.
Ltd., Class A (Financials) 31,012
37,800 Guotai Haitong Securities Co.
Ltd., Class H (Financials)
(a)
53,507
4,069 Guoyuan Securities Co. Ltd.,
Class A (Financials) 4,266
3,160 H World Group Ltd. ADR
(Consumer Discretionary) 111,453
28,062 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
53,966
5,856 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 20,361
38,577 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 113,150
40,099 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 7,517
10,620 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 5,088
496 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,154
10,368 Haitian International Holdings
Ltd. (Industrials) 25,280
993 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 3,170
1,251 Hangcha Group Co. Ltd., Class
A (Industrials) 3,354
2,878 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,745
595 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 3,401

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,362 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) $ 3,975
1,092 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 3,575
595 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology)* 1,956
893 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 2,358
893 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,454
1,290 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology)* 4,303
695 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 4,781
1,921 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(a)
7,998
17,854 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
58,856
595 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 1,980
893 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 2,117
278 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 1,848
1,092 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 3,707
794 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,927
1,687 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 3,369
2,084 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 4,778
2,779 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 9,396
9,711 Hengan International Group Co.
Ltd. (Consumer Staples) 26,316
1,489 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,667
5,062 Hengli Petrochemical Co. Ltd.,
Class A (Materials)* 10,649
2,283 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 4,755
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,375 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) $ 2,817
9,628 Hesteel Co. Ltd., Class A
(Materials) 2,928
893 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 3,461
5,193 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary)
(b)
17,152
1,191 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 3,948
496 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 17,040
3,474 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 3,464
2,084 Hongta Securities Co. Ltd.,
Class A (Financials) 2,353
89,400 Horizon Robotics (Information
Technology)* 81,174
595 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 4,046
13,289 Hua Hong Semiconductor Ltd.
(Information Technology)
(a)(b)
53,552
4,367 Huaan Securities Co. Ltd., Class
A (Financials) 3,323
8,000 Huadian Power International
Corp. Ltd., Class A (Utilities) 6,498
25,438 Huadian Power International
Corp. Ltd., Class H (Utilities) 14,760
1,588 Huadong Medicine Co. Ltd.,
Class A (Health Care) 9,857
4,566 Huafon Chemical Co. Ltd.,
Class A (Materials) 4,273
893 Huagong Tech Co. Ltd., Class A
(Information Technology) 5,232
2,283 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 3,940
1,687 Hualan Biological Engineering,
Inc., Class A (Health Care) 3,774
397 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 2,918
4,268 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,968
8,139 Huaneng Power International,
Inc., Class A (Utilities) 8,171
68,075 Huaneng Power International,
Inc., Class H (Utilities) 43,059
7,345 Huatai Securities Co. Ltd.,
Class A (Financials) 17,094
22,272 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
37,548
2,382 Huaxi Securities Co. Ltd., Class
A (Financials) 2,722

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,109 Huaxia Bank Co. Ltd., Class A
(Financials) $ 12,661
298 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 780
1,290 Huaxin Cement Co. Ltd., Class
A (Materials) 2,212
2,878 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 7,233
3,672 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,371
496 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 3,085
893 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 3,350
993 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 2,882
595 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 9,134
1,489 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 4,586
6,352 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 4,216
397 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 1,518
1,787 Hundsun Technologies,
Inc., Class A (Information
Technology) 6,528
2,243 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 42,399
1,390 IEIT Systems Co. Ltd., Class A
(Information Technology) 9,448
2,184 Iflytek Co. Ltd., Class A
(Information Technology) 13,959
794 IKD Co. Ltd., Class A
(Consumer Discretionary) 1,703
278 Imeik Technology Development
Co. Ltd., Class A (Health Care) 6,562
61,439 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 60,316
1,113,380 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 810,733
20,744 Industrial Bank Co. Ltd., Class
A (Financials) 65,213
8,040 Industrial Securities Co. Ltd.,
Class A (Financials) 6,419
496 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology)* 4,370
42,382 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 10,240
3,375 Inner Mongolia Berun Chemical
Co. Ltd., Class A (Materials)* 2,357
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,886 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) $ 5,183
1,390 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 1,797
7,841 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 5,792
6,055 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,397
6,352 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 26,725
1,985 Innovation New Material
Technology Co. Ltd., Class A
(Consumer Staples) 1,064
20,317 Innovent Biologics, Inc. (Health
Care)*
(a)
160,509
278 iRay Group, Class A (Health
Care) 5,068
893 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 6,473
3,077 JA Solar Technology Co.
Ltd., Class A (Information
Technology)* 3,905
794 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 2,407
794 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 2,756
1,687 JCET Group Co. Ltd., Class A
(Information Technology) 7,534
595 JCHX Mining Management Co.
Ltd., Class A (Materials) 3,232
16,390 JD Health International, Inc.
(Consumer Staples)*
(a)
83,919
29,829 JD Logistics, Inc.
(Industrials)*
(a)
47,321
46,328 JD.com, Inc., Class A
(Consumer Discretionary) 761,543
5,062 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials) 5,975
1,390 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 3,158
19,058 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 24,280
1,191 Jiangsu Guoxin Corp. Ltd.,
Class A (Utilities) 1,252
1,191 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 11,266
6,352 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 48,282

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,191 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) $ 7,292
893 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 2,866
595 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology)* 2,479
1,985 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 3,244
496 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 3,254
1,489 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 13,584
397 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 3,042
397 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 2,889
893 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 4,686
3,176 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 5,870
1,886 Jiangxi Copper Co. Ltd., Class
A (Materials) 5,565
17,929 Jiangxi Copper Co. Ltd., Class
H (Materials) 31,735
2,481 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 3,635
6,075 Jinko Solar Co. Ltd., Class A
(Information Technology) 4,386
298 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 1,738
3,077 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 2,863
1,092 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 3,013
1,787 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 2,767
4,660 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,365
695 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples)* 1,802
2,084 Juneyao Airlines Co. Ltd., Class
A (Industrials) 4,028
4,608 Kanzhun Ltd. ADR
(Communication Services)* 78,152
11,237 KE Holdings, Inc. ADR (Real
Estate) 207,435
198 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 1,474
1,787 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 2,556
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
46,064 Kingdee International Software
Group Co. Ltd. (Information
Technology)* $ 72,254
2,481 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 3,535
1,985 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 4,391
32,000 Kingsoft Cloud Holdings Ltd.
(Information Technology)* 25,138
15,747 Kingsoft Corp. Ltd.
(Communication Services)* 67,072
46,662 Kuaishou Technology
(Communication Services)*
(a)
317,167
1,985 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 12,227
61,029 Kunlun Energy Co. Ltd.
(Utilities) 61,095
1,092 Kunlun Tech Co. Ltd., Class A
(Communication Services) 5,068
1,191 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 251,706
1,489 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 10,634
600 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary)
(b)
67,104
2,184 LB Group Co. Ltd., Class A
(Materials) 5,013
116,861 Lenovo Group Ltd. (Information
Technology) 134,721
4,566 Lens Technology Co. Ltd., Class
A (Information Technology) 12,852
1,687 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 2,694
695 Levima Advanced Materials
Corp., Class A (Materials) 1,459
19,262 Li Auto, Inc., Class A
(Consumer Discretionary)* 275,854
38,359 Li Ning Co. Ltd. (Consumer
Discretionary) 73,279
15,881 Liaoning Port Co. Ltd., Class A
(Industrials) 3,264
6,452 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 7,221
595 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 3,007
2,285 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 8,465
33,576 Longfor Group Holdings Ltd.
(Real Estate)
(a)
42,090
7,543 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 15,062
2,689 Lufax Holding Ltd. ADR
(Financials) 7,879
1,787 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 2,593

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,146 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) $ 30,165
1,489 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 24,174
1,687 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 5,238
496 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 4,853
2,680 Meihua Holdings Group Co.
Ltd., Class A (Materials) 3,900
3,573 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 2,570
89,953 Meituan, Class B (Consumer
Discretionary)*
(a)
1,583,043
16,675 Metallurgical Corp. of China
Ltd., Class A (Industrials) 6,784
44,777 Metallurgical Corp. of China
Ltd., Class H (Industrials) 8,737
6,948 Midea Group Co. Ltd., Class A
(Consumer Discretionary)* 76,275
7,200 Midea Group Co. Ltd., Class H
(Consumer Discretionary)* 75,659
2,084 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 2,908
7,878 MINISO Group Holding Ltd.
(Consumer Discretionary) 34,058
4,169 Minmetals Capital Co. Ltd.,
Class A (Financials) 3,062
11,819 Minth Group Ltd. (Consumer
Discretionary)* 32,029
700 Mixue Group (Consumer
Discretionary)* 48,517
64,000 MMG Ltd. (Materials)* 23,750
1,050 Montage Technology Co.
Ltd., Class A (Information
Technology) 11,127
5,459 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 30,654
5,757 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 3,405
1,390 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 2,173
3,375 Nanjing Securities Co. Ltd.,
Class A (Financials) 3,632
8,040 NARI Technology Co. Ltd.,
Class A (Industrials) 24,773
2,522 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology) 6,486
496 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 28,828
2,184 NavInfo Co. Ltd., Class A
(Information Technology)* 2,581
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,050 NetEase Cloud Music, Inc.
(Communication Services)*
(a)
$ 28,280
28,875 NetEase, Inc. (Communication
Services) 702,216
1,588 New China Life Insurance Co.
Ltd., Class A (Financials) 11,091
15,252 New China Life Insurance Co.
Ltd., Class H (Financials) 62,338
4,169 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,546
23,310 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 110,582
1,290 Ninestar Corp., Class A
(Information Technology)* 3,869
556 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 6,360
1,290 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 3,183
595 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 3,942
1,290 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 3,941
2,084 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 2,211
1,439 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 9,851
5,459 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,736
6,154 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 13,672
25,663 NIO, Inc. ADR (Consumer
Discretionary)*
(b)
90,847
29,948 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
146,655
1,290 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 2,981
4,069 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 2,955
2,978 OFILM Group Co. Ltd., Class A
(Information Technology)* 4,859
1,592 Onewo, Inc., Class H (Real
Estate)
(b)
4,111
496 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 4,245
6,849 Orient Securities Co. Ltd., Class
A (Financials) 8,873
13,070 Orient Securities Co. Ltd., Class
H (Financials)
(a)
7,950
3,176 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 3,228
794 Ovctek China, Inc., Class A
(Health Care) 1,673

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,352 Pacific Securities Co. Ltd.
(The), Class A (Financials)* $ 3,166
8,040 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 2,791
10,836 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,045,782
992 People.cn Co. Ltd., Class A
(Communication Services) 2,730
9,032 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 10,372
144,997 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 94,858
1,787 Perfect World Co. Ltd., Class A
(Communication Services) 3,335
24,317 PetroChina Co. Ltd., Class A
(Energy) 27,992
350,574 PetroChina Co. Ltd., Class H
(Energy) 294,621
1,390 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 4,601
4,462 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
8,695
114,636 PICC Property & Casualty Co.
Ltd., Class H (Financials) 218,409
19,355 Ping An Bank Co. Ltd., Class A
(Financials) 31,068
10,719 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 79,302
105,808 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 622,714
2,184 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy)* 2,547
294 Piotech, Inc., Class A
(Information Technology) 6,018
11,117 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 12,550
2,255 Poly Property Services Co. Ltd.,
Class H (Real Estate)*
(b)
8,785
2,103 Pony AI, Inc. ADR (Information
Technology)*
(b)
40,504
10,394 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
292,141
23,821 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 17,630
146,246 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
95,116
16,079 Power Construction Corp. of
China Ltd., Class A (Industrials) 10,538
21,233 Prosus NV (Consumer
Discretionary)* 1,089,536
637 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 2,668
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,180 Qifu Technology, Inc. ADR
(Financials) $ 48,498
14,000 Qingdao Port International Co.
Ltd., Class H (Industrials)
(a)
11,712
973 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 2,512
5,062 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 11,134
7,940 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* 2,833
1,092 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 6,510
413 Raytron Technology Co.
Ltd., Class A (Information
Technology) 3,487
298 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 5,971
7,841 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 9,353
198 Ruijie Networks Co. Ltd., Class
A (Information Technology) 1,837
7,246 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 16,310
2,779 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 4,831
4,566 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 7,881
397 Sangfor Technologies,
Inc., Class A (Information
Technology) 4,923
18,100 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 14,611
7,940 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 20,761
3,077 Satellite Chemical Co. Ltd.,
Class A (Materials)* 7,148
5,757 SDIC Capital Co. Ltd., Class A
(Financials) 5,572
6,551 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 14,245
5,062 Sealand Securities Co. Ltd.,
Class A (Financials) 2,622
2,084 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 3,646
377,132 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
67,332
1,390 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 26,253
4,863 SF Holding Co. Ltd., Class A
(Industrials) 31,163
496 SG Micro Corp., Class A
(Information Technology) 6,351

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,283 Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A (Materials) $ 1,325
8,536 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 24,737
2,283 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,844
389 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 2,943
3,375 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 3,102
3,375 Shandong Gold Mining Co.
Ltd., Class A (Materials) 14,059
12,999 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)(b)
40,531
695 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 5,920
1,687 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,680
41,000 Shandong Hi-Speed Holdings
Group Ltd. (Utilities)*
(b)
64,939
1,985 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 5,739
1,390 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 2,781
10,918 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 5,685
695 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials)* 1,583
2,581 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 5,053
40,254 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 28,798
1,687 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* 2,596
993 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples)* 3,855
5,836 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 20,324
278 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 7,289
8,238 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,722
903 Shanghai Daimay Automotive
Interior Co. Ltd., Class A
(Consumer Discretionary) 1,017
10,422 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 10,767
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
42,000 Shanghai Electric Group Co.
Ltd., Class H (Industrials)* $ 14,408
2,581 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 3,172
99 Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
(Consumer Staples)* 516
1,985 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 6,993
7,398 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 15,510
491 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 3,109
4,182 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology)
(b)
15,039
2,283 Shanghai International Airport
Co. Ltd., Class A (Industrials) 10,258
6,352 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 5,151
893 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 2,843
708 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 3,196
2,503 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
6,448
1,985 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 2,483
1,846 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) 2,368
893 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 3,659
397 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 3,058
2,084 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 5,330
11,180 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 16,253
29,280 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 50,131
1,886 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) 4,101
6,253 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 5,913

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,032 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) $ 11,237
819 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 15,629
3,573 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 2,828
1,489 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 5,161
1,985 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,789
2,581 Shanjin International Gold Co.
Ltd., Class A (Materials) 7,057
1,787 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials)* 2,414
5,260 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 4,397
2,779 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 4,144
3,970 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 2,310
3,375 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,610
5,260 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 2,600
1,191 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 30,479
298 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 2,186
4,566 Shenergy Co. Ltd., Class A
(Utilities) 5,693
2,184 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 7,946
644 Shennan Circuits Co. Ltd., Class
A (Information Technology) 7,535
19,553 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 12,842
695 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 2,921
3,400 Shenzhen Dobot Corp. Ltd.
(Industrials)* 25,668
3,772 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 3,404
1,588 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 2,536
397 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 3,803
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
99 Shenzhen Han's CNC
Technology Co. Ltd., Class A
(Industrials) $ 502
794 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care)* 1,298
2,680 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials)* 24,479
1,489 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 3,573
993 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 1,970
298 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 4,566
298 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology) 2,945
1,191 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 37,354
4,169 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 2,501
695 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 5,789
7,643 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 2,515
993 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 6,265
298 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 2,138
1,092 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 2,946
794 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 3,048
1,049 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 10,588
893 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 2,966
13,103 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 95,496
198 Shijiazhuang Shangtai
Technology Co. Ltd., Class A
(Industrials) 1,240
1,588 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,213
399 SICC Co. Ltd., Class A
(Information Technology)* 3,324

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,268 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) $ 5,861
3,672 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 8,592
8,238 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 2,002
1,390 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 7,443
700 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.
(Health Care)*
(b)
28,494
6,749 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 8,678
496 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 3,061
695 Sieyuan Electric Co. Ltd., Class
A (Industrials) 6,951
6,000 Silergy Corp. (Information
Technology) 70,074
303 Sinocelltech Group Ltd., Class
A (Health Care)* 1,667
3,474 Sinolink Securities Co. Ltd.,
Class A (Financials) 4,018
2,481 Sinoma International
Engineering Co., Class A
(Industrials) 3,107
1,588 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 3,711
6,749 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,840
695 Sinomine Resource Group Co.
Ltd., Class A (Materials)* 2,844
22,000 Sinopec Engineering Group Co.
Ltd., Class H (Industrials) 15,627
7,246 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,892
5,657 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 2,215
50,832 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 7,973
22,295 Sinopharm Group Co. Ltd.,
Class H (Health Care) 54,021
3,573 Sinotrans Ltd., Class A
(Industrials) 2,491
28,782 Sinotrans Ltd., Class H
(Industrials) 13,948
11,010 Sinotruk Hong Kong Ltd.
(Industrials) 27,800
694 Skshu Paint Co. Ltd., Class A
(Materials) 3,108
29,495 Smoore International Holdings
Ltd. (Consumer Staples)
(a)(b)
72,670
2,382 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 2,993
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
397 Sonoscape Medical Corp., Class
A (Health Care) $ 1,799
4,665 SooChow Securities Co. Ltd.,
Class A (Financials) 5,163
6,154 Southwest Securities Co. Ltd.,
Class A (Financials) 3,546
2,581 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials)* 2,484
893 Spring Airlines Co. Ltd., Class
A (Industrials) 7,291
278 StarPower Semiconductor
Ltd., Class A (Information
Technology)* 3,096
2,978 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,030
1,945 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 16,310
11,205 Sunny Optical Technology
Group Co. Ltd. (Information
Technology)* 86,307
496 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,110
1,687 Sunwoda Electronic Co. Ltd.,
Class A (Industrials)* 4,338
726 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 4,446
1,588 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 6,209
298 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 2,822
556 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 6,308
7,221 TAL Education Group ADR
(Consumer Discretionary)* 70,982
1,191 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 4,844
2,481 Tangshan Jidong Cement Co.
Ltd., Class A (Materials)* 1,557
5,558 TangShan Port Group Co. Ltd.,
Class A (Industrials) 3,172
1,400 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 3,175
4,665 TBEA Co. Ltd., Class A
(Industrials) 7,521
17,568 TCL Technology Group
Corp., Class A (Information
Technology) 10,441
3,772 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 3,970
99,890 Tencent Holdings Ltd.
(Communication Services) 6,346,347

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,134 Tencent Music Entertainment
Group ADR (Communication
Services) $ 204,337
397 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 3,044
3,871 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 3,193
8,040 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 4,354
496 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,340
2,283 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,606
406 Tianneng Battery Group Co.
Ltd., Class A (Consumer
Discretionary) 1,517
1,390 Tianqi Lithium Corp., Class A
(Materials) 5,586
2,187 Tianqi Lithium Corp., Class H
(Materials) 6,833
4,268 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 4,569
3,176 TianShan Material Co. Ltd.,
Class A (Materials)* 2,033
2,978 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 3,614
30,809 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 50,605
1,687 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials) 1,551
20,027 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 56,570
1,390 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 4,524
1,886 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care)* 2,045
2,184 Tongkun Group Co. Ltd., Class
A (Materials) 3,284
12,605 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 5,548
4,169 Tongwei Co. Ltd., Class A
(Information Technology) 9,430
417 Topchoice Medical Corp., Class
A (Health Care) 2,393
46,243 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
16,571
15,496 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 22,054
2,007 Trina Solar Co. Ltd., Class A
(Information Technology) 3,734
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
10,331 Trip.com Group Ltd. (Consumer
Discretionary) $ 650,830
3,077 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 3,072
695 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 7,158
10,248 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 71,160
2,750 UBTech Robotics Corp. Ltd.
(Industrials)* 29,353
794 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology) 7,053
18,607 Uni-President China Holdings
Ltd. (Consumer Staples) 24,203
2,680 Unisplendour Corp. Ltd., Class
A (Information Technology) 8,942
1,390 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 2,609
198 Vanchip Tianjin Technology
Co. Ltd., Class A (Information
Technology) 813
893 Venustech Group, Inc., Class A
(Information Technology) 1,897
463 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 5,613
5,269 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 72,659
1,489 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 2,136
1,985 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 3,015
1,092 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 2,123
3,176 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 23,876
71,179 Want Want China Holdings Ltd.
(Consumer Staples) 45,840
1,096 Weibo Corp. ADR
(Communication Services) 9,919
6,253 Weichai Power Co. Ltd., Class
A (Industrials) 13,059
32,285 Weichai Power Co. Ltd., Class
H (Industrials) 63,157
794 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 3,377
6,650 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 15,375
2,184 Western Mining Co. Ltd., Class
A (Materials)* 4,792
4,169 Western Securities Co. Ltd.,
Class A (Financials) 4,290

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
599 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) $ 4,118
15,884 Wharf Holdings Ltd. (The)
(Real Estate) 42,234
1,191 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 20,606
38,964 Wilmar International Ltd.
(Consumer Staples) 92,153
1,191 Wingtech Technology Co.
Ltd., Class A (Information
Technology) 5,616
397 Winner Medical Co. Ltd., Class
A (Health Care) 2,667
1,985 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 2,632
20,900 Wintime Energy Group Co.
Ltd., Class A (Utilities) 3,918
4,863 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 3,532
3,970 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology)* 4,873
298 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology)* 2,364
3,871 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 67,963
1,787 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 7,687
2,581 WuXi AppTec Co. Ltd., Class A
(Health Care) 22,761
5,905 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)(b)
51,771
55,918 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
177,918
1,489 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 4,121
11,017 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 12,605
2,779 Xiamen C & D, Inc., Class A
(Industrials) 3,828
198 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 2,840
1,290 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 3,475
2,084 Xiangcai Co. Ltd., Class A
(Financials)* 2,373
1,191 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 1,814
285,926 Xiaomi Corp., Class B
(Information Technology)*
(a)
1,857,787
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,319 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) $ 3,526
26,231 Xinyi Glass Holdings Ltd.
(Industrials) 25,022
21,962 XPeng, Inc., Class A (Consumer
Discretionary)* 213,835
28,000 XtalPi Holdings Ltd. (Health
Care)* 16,425
19,157 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
29,316
496 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,268
44,062 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 72,434
4,516 Yankuang Energy Group Co.
Ltd., Class A (Energy) 8,070
46,818 Yankuang Energy Group Co.
Ltd., Class H (Energy) 55,645
993 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 4,760
1,290 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 6,044
1,072 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 3,879
1,588 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 6,684
595 Yongan Futures Co. Ltd., Class
A (Financials) 1,025
8,437 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 5,834
496 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 2,110
3,176 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 5,755
4,268 Youngor Fashion Co. Ltd., Class
A (Real Estate) 4,451
3,176 YTO Express Group Co. Ltd.,
Class A (Industrials) 5,813
27,522 Yuexiu Property Co. Ltd. (Real
Estate) 15,408
2,680 YUNDA Holding Group Co.,
Ltd., Class A (Industrials) 2,594
3,176 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 6,439
1,687 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 13,231
397 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 2,437

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,665 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) $ 3,323
893 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 3,446
1,489 Yunnan Tin Co. Ltd., Class A
(Materials) 2,835
1,687 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 5,107
2,084 Yutong Bus Co. Ltd., Class A
(Industrials) 7,153
14,800 Zai Lab Ltd. (Health Care)* 45,392
1,489 Zangge Mining Co. Ltd., Class
A (Materials) 7,497
595 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 16,859
23,664 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 59,812
4,863 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 2,195
198 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 5,014
5,062 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 12,385
1,985 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 6,039
3,077 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 6,511
496 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 3,117
25,304 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 20,071
1,886 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 2,627
1,390 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,337
1,588 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 7,365
1,191 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 4,459
3,275 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 2,387
2,481 Zhejiang Juhua Co. Ltd., Class
A (Materials) 9,109
10,808 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)
76,358
2,978 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 4,057
2,878 Zhejiang NHU Co. Ltd., Class
A (Materials) 8,764
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,672 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) $ 13,180
794 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 3,509
397 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 2,994
1,588 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 4,300
1,489 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 2,316
9,032 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 6,710
1,390 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 3,194
3,770 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials)
(b)
7,346
3,573 Zheshang Securities Co. Ltd.,
Class A (Financials) 5,180
11,489 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
28,219
675 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials)* 1,898
1,112 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 14,445
4,466 Zhongjin Gold Corp. Ltd., Class
A (Materials) 8,651
11,669 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 17,619
6,055 Zhongtai Securities Co. Ltd.,
Class A (Financials) 5,120
1,042 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 1,956
1,985 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) 1,353
590 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,590
8,451 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 35,888
2,481 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 1,802
20,546 Zijin Mining Group Co. Ltd.,
Class A (Materials) 50,583
90,991 Zijin Mining Group Co. Ltd.,
Class H (Materials) 203,065
7,653 ZJLD Group, Inc. (Consumer
Staples)
(a)
6,451
6,551 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 6,486

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
21,648 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) $ 16,288
3,672 ZTE Corp., Class A
(Information Technology) 15,852
12,553 ZTE Corp., Class H
(Information Technology) 35,218
6,900 ZTO Express Cayman, Inc.
(Industrials) 121,694
42,512,760
Colombia – 0.0%
78,636 Ecopetrol SA (Energy) 32,867
3,816 Grupo Cibest SA (Financials) 44,732
7,319 Interconexion Electrica SA ESP
(Utilities) 33,967
111,566
Congo (Democratic Republic) – 0.0%
11,717 Ivanhoe Mines Ltd., Class A
(Materials)* 90,586
Cyprus – 0.0%
5,972 Bank of Cyprus Holdings PLC
(Financials) 41,221
Czech Republic – 0.0%
2,681 CEZ AS (Utilities) 147,305
1,232 Komercni Banka AS
(Financials) 56,933
204,238
Denmark – 1.4%
39 AP Moller – Maersk A/S, Class
A (Industrials) 69,682
73 AP Moller – Maersk A/S, Class
B (Industrials) 132,041
1,513 Carlsberg AS, Class B
(Consumer Staples) 216,263
2,149 Coloplast A/S, Class B (Health
Care) 207,877
11,126 Danske Bank A/S (Financials) 425,178
3,102 DSV A/S (Industrials) 730,799
1,076 Genmab A/S (Health Care)* 225,901
52,318 Novo Nordisk A/S, Class B
(Health Care) 3,612,078
6,014 Novonesis Novozymes B, Class
B (Materials) 422,671
2,445 Orsted AS (Utilities)*
(a)
99,835
1,352 Pandora A/S (Consumer
Discretionary) 246,192
5,295 Tryg A/S (Financials) 136,026
16,715 Vestas Wind Systems A/S
(Industrials) 263,670
6,788,213
Egypt – 0.0%
38,864 Commercial International Bank
- Egypt (CIB) (Financials) 64,760
14,004 EFG Holding S.A.E.
(Financials)* 8,824
Shares Description Value
a
Common Stocks – (continued)
Egypt – (continued)
15,362 Talaat Moustafa Group (Real
Estate) $ 16,994
90,578
Faroe Islands – 0.0%
826 Bakkafrost P/F (Consumer
Staples) 38,401
Finland – 0.6%
2,177 Elisa OYJ (Communication
Services) 114,675
6,722 Fortum OYJ (Utilities) 115,994
1,628 Huhtamaki OYJ (Materials) 60,103
4,200 Kesko OYJ, Class B (Consumer
Staples) 101,560
5,490 Kone OYJ, Class B (Industrials) 341,792
10,786 Metso Corp. (Industrials) 130,162
7,120 Neste OYJ (Energy) 76,384
82,554 Nokia OYJ (Information
Technology) 428,860
52,074 Nordea Bank Abp (Financials) 754,629
1,657 Orion OYJ, Class B (Health
Care) 112,396
38,135 Sampo OYJ, Class A
(Financials) 406,779
8,837 Stora Enso OYJ, Class R
(Materials) 89,347
8,738 UPM-Kymmene OYJ
(Materials) 241,945
7,564 Wartsila OYJ Abp (Industrials) 151,390
3,126,016
France – 5.1%
9,349 Air Liquide SA (Materials) 1,935,895
9,752 Airbus SE (Industrials) 1,794,382
28,472 AXA SA (Financials) 1,341,722
16,304 BNP Paribas SA (Financials) 1,427,794
11,564 Bollore SE (Communication
Services) 73,517
3,232 Bouygues SA (Industrials) 140,858
2,553 Capgemini SE (Information
Technology) 423,876
7,385 Cie de Saint-Gobain SA
(Industrials) 828,658
10,842 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 414,547
16,238 Credit Agricole SA
(Financials)
(b)
296,883
10,296 Danone SA (Consumer Staples) 879,446
11,085 Dassault Systemes (Information
Technology) 415,280
28,614 Engie SA (Utilities) 616,710
4,740 EssilorLuxottica SA (Health
Care) 1,316,753
538 Hermes International SCA
(Consumer Discretionary) 1,482,937
1,177 Kering (Consumer
Discretionary) 230,306
4,129 Legrand SA (Industrials) 501,323

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
3,660 L'Oreal SA (Consumer Staples) $ 1,547,329
4,301 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 2,335,158
31,102 Orange SA (Communication
Services) 463,778
3,129 Pernod Ricard SA (Consumer
Staples) 323,321
3,740 Publicis Groupe SA
(Communication Services) 407,091
5,838 Safran SA (Industrials) 1,732,453
459 Sartorius Stedim Biotech
(Health Care) 101,090
11,683 Societe Generale SA
(Financials) 634,641
1,423 Thales SA (Industrials) 431,975
33,744 TotalEnergies SE (Energy) 1,978,987
7,810 Vinci SA (Industrials) 1,115,825
25,192,535
Germany – 5.8%
2,707 adidas AG (Consumer
Discretionary) 674,551
6,417 Allianz SE (Financials) 2,540,246
14,601 BASF SE (Materials) 702,814
16,303 Bayer AG (Health Care) 457,795
4,828 Bayerische Motoren Werke AG
(Consumer Discretionary) 428,065
1,575 Beiersdorf AG (Consumer
Staples) 215,725
1,545 BioNTech SE ADR (Health
Care)* 148,034
15,430 Commerzbank AG (Financials) 469,278
1,794 Continental AG (Consumer
Discretionary) 157,432
8,149 Daimler Truck Holding AG
(Industrials) 353,487
29,617 Deutsche Bank AG (Financials) 819,050
2,999 Deutsche Boerse AG
(Financials) 965,209
15,743 Deutsche Post AG (Industrials) 703,631
53,648 Deutsche Telekom AG
(Communication Services) 2,026,883
36,183 E.ON SE (Utilities) 633,815
3,307 Fresenius Medical Care AG
(Health Care) 187,789
6,836 Fresenius SE & Co. KGaA
(Health Care) 335,102
997 Hannover Rueck SE
(Financials) 315,106
98 Hapag-Lloyd AG (Industrials)
(a)
16,065
2,117 Heidelberg Materials AG
(Materials) 414,454
1,599 Henkel AG & Co. KGaA
(Consumer Staples) 117,266
21,272 Infineon Technologies AG
(Information Technology) 827,709
1,098 Knorr-Bremse AG (Industrials) 110,939
11,329 Mercedes-Benz Group AG
(Consumer Discretionary) 676,373
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
2,147 Merck KGaA (Health Care) $ 281,518
892 MTU Aero Engines AG
(Industrials) 354,932
2,222 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 1,441,372
734 Rheinmetall AG (Industrials) 1,570,722
11,125 RWE AG (Utilities) 418,421
17,008 SAP SE (Information
Technology) 5,134,090
12,299 Siemens AG (Industrials) 2,957,247
10,764 Siemens Energy AG
(Industrials)* 1,044,796
4,475 Siemens Healthineers AG
(Health Care)
(a)
236,638
2,205 Symrise AG (Materials) 262,964
996 Talanx AG (Financials) 129,240
475 Volkswagen AG (Consumer
Discretionary) 52,307
11,559 Vonovia SE (Real Estate) 378,318
28,559,383
Greece – 0.2%
33,511 Alpha Services and Holdings
SA (Financials) 107,663
40,157 Eurobank Ergasias Services and
Holdings SA (Financials) 123,681
2,887 Hellenic Telecommunications
Organization SA
(Communication Services) 55,684
1,736 JUMBO SA (Consumer
Discretionary) 56,404
1,724 Metlen Energy & Metals SA
(Industrials) 87,486
968 Motor Oil Hellas Corinth
Refineries SA (Energy) 25,825
13,689 National Bank of Greece SA
(Financials) 163,175
3,246 OPAP SA (Consumer
Discretionary) 69,794
16,167 Piraeus Financial Holdings SA
(Financials) 107,772
3,480 Public Power Corp. SA
(Utilities) 53,057
850,541
Hong Kong – 1.2%
176,238 AIA Group Ltd. (Financials) 1,475,477
9,395 Cathay Pacific Airways Ltd.
(Industrials) 12,652
29,519 CK Asset Holdings Ltd. (Real
Estate) 122,344
10,089 CK Infrastructure Holdings Ltd.
(Utilities) 65,295
31,505 CLP Holdings Ltd. (Utilities) 267,378
947 Futu Holdings Ltd. ADR
(Financials) 96,528
7,600 Guming Holdings Ltd.
(Consumer Discretionary)* 25,538

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
28,901 Hang Lung Properties Ltd.
(Real Estate) $ 22,851
11,973 Hang Seng Bank Ltd.
(Financials) 167,650
21,867 Henderson Land Development
Co. Ltd. (Real Estate) 68,460
37,584 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 27,128
59,988 HKT Trust & HKT Ltd.
(Communication Services) 86,445
180,047 Hong Kong & China Gas Co.
Ltd. (Utilities) 158,428
19,521 Hong Kong Exchanges &
Clearing Ltd. (Financials) 985,317
17,162 Hongkong Land Holdings Ltd.
(Real Estate) 88,728
104,200 J&T Global Express Ltd.
(Industrials)* 90,758
3,279 Jardine Matheson Holdings Ltd.
(Industrials) 145,916
42,350 Link REIT (Real Estate) 224,940
26,010 MTR Corp. Ltd. (Industrials) 90,884
2,180 Orient Overseas International
Ltd. (Industrials) 37,559
22,655 Power Assets Holdings Ltd.
(Utilities) 143,444
43,445 Prudential PLC (Financials) 494,950
162,892 Sino Biopharmaceutical Ltd.
(Health Care) 92,440
55,959 Sino Land Co. Ltd. (Real
Estate) 56,519
24,189 Sun Hung Kai Properties Ltd.
(Real Estate) 259,888
6,805 Swire Pacific Ltd., Class A
(Industrials) 58,013
11,917 Swire Pacific Ltd., Class B
(Industrials) 16,018
17,482 Swire Properties Ltd. (Real
Estate) 38,346
22,661 Techtronic Industries Co. Ltd.
(Industrials) 253,874
126,143 WH Group Ltd. (Consumer
Staples)
(a)
116,466
25,712 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 64,464
5,854,698
Hungary – 0.1%
7,341 MOL Hungarian Oil & Gas
PLC (Energy)* 63,453
3,780 OTP Bank Nyrt (Financials) 286,579
2,308 Richter Gedeon Nyrt (Health
Care) 67,125
417,157
India – 5.6%
3,946 360 ONE WAM Ltd.
(Financials) 45,994
880 ABB India Ltd. (Industrials) 61,402
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,147 ACC Ltd. (Materials) $ 25,236
5,989 Adani Energy Solutions Ltd.
(Utilities)* 60,691
3,549 Adani Enterprises Ltd.
(Industrials) 104,506
5,129 Adani Green Energy Ltd.
(Utilities)* 60,796
9,416 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 157,654
15,045 Adani Power Ltd. (Utilities)* 95,606
4,378 Adani Total Gas Ltd. (Utilities) 34,981
7,713 Aditya Birla Capital Ltd.
(Financials)* 20,055
516 Alkem Laboratories Ltd.
(Health Care) 30,743
10,062 Ambuja Cements Ltd.
(Materials) 65,081
2,763 APL Apollo Tubes Ltd.
(Materials) 58,495
1,682 Apollo Hospitals Enterprise
Ltd. (Health Care) 135,238
23,847 Ashok Leyland Ltd.
(Industrials) 65,774
5,625 Asian Paints Ltd. (Materials) 148,495
1,970 Astral Ltd. (Industrials) 34,487
7,598 AU Small Finance Bank Ltd.
(Financials)
(a)
61,534
4,689 Aurobindo Pharma Ltd. (Health
Care)* 62,893
2,408 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
112,615
2,444 AWL Agri Business Ltd.
(Consumer Staples)* 7,854
37,867 Axis Bank Ltd. (Financials) 527,549
1,128 Bajaj Auto Ltd. (Consumer
Discretionary) 113,453
4,417 Bajaj Finance Ltd. (Financials) 473,857
6,351 Bajaj Finserv Ltd. (Financials) 149,723
444 Bajaj Holdings & Investment
Ltd. (Financials) 69,598
1,340 Balkrishna Industries Ltd.
(Consumer Discretionary) 38,712
12,626 Bandhan Bank Ltd.
(Financials)
(a)
25,110
17,185 Bank of Baroda (Financials) 50,114
11,819 Bank of India (Financials) 16,841
15,870 Bank of Maharashtra
(Financials) 10,011
4,061 Berger Paints India Ltd.
(Materials) 26,969
1,522 Bharat Dynamics Ltd.
(Industrials) 35,847
59,344 Bharat Electronics Ltd.
(Industrials) 266,710
4,234 Bharat Forge Ltd. (Consumer
Discretionary) 61,396
21,301 Bharat Heavy Electricals Ltd.
(Industrials) 64,676

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
31,956 Bharat Petroleum Corp. Ltd.
(Energy) $ 118,899
39,385 Bharti Airtel Ltd.
(Communication Services) 854,297
1,230 Bharti Hexacom Ltd.
(Communication Services) 26,313
7,435 Biocon Ltd. (Health Care) 29,180
144 Bosch Ltd. (Consumer
Discretionary) 52,863
1,979 Britannia Industries Ltd.
(Consumer Staples) 127,435
3,267 BSE Ltd. (Financials) 102,085
30,144 Canara Bank (Financials) 40,425
10,625 CG Power & Industrial
Solutions Ltd. (Industrials) 85,261
6,618 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 123,814
8,924 Cipla Ltd. (Health Care) 152,847
24,654 Coal India Ltd. (Energy) 114,461
1,182 Cochin Shipyard Ltd.
(Industrials)
(a)
26,894
1,088 Coforge Ltd. (Information
Technology) 108,711
2,214 Colgate-Palmolive India Ltd.
(Consumer Staples) 63,539
4,564 Container Corp. Of India Ltd.
(Industrials) 41,835
1,986 Coromandel International Ltd.
(Materials) 53,132
2,256 Cummins India Ltd.
(Industrials) 86,156
9,834 Dabur India Ltd. (Consumer
Staples) 55,499
1,335 Dalmia Bharat Ltd. (Materials) 31,457
1,230 Deepak Nitrite Ltd. (Materials) 29,139
5,076 Delhivery Ltd. (Industrials)* 21,235
2,101 Divi's Laboratories Ltd. (Health
Care) 162,335
554 Dixon Technologies India Ltd.
(Consumer Discretionary) 95,114
10,295 DLF Ltd. (Real Estate) 95,984
10,110 Dr Reddy's Laboratories Ltd.
(Health Care) 147,819
2,309 Eicher Motors Ltd. (Consumer
Discretionary) 143,909
14,487 Embassy Office Parks REIT
(Real Estate) 64,567
112,871 Eternal Ltd. (Consumer
Discretionary)* 314,324
6,908 Exide Industries Ltd.
(Consumer Discretionary) 31,228
29,673 Federal Bank Ltd. (Financials) 70,064
7,847 Fortis Healthcare Ltd. (Health
Care) 64,766
17,018 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 40,422
44,815 GAIL India Ltd. (Utilities) 99,397
2,052 GE Vernova T&D India Ltd.
(Industrials) 53,746
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
3,865 General Insurance Corp. of
India (Financials)
(a)
$ 18,590
1,018 Gland Pharma Ltd. (Health
Care)
(a)
18,898
651 GlaxoSmithKline
Pharmaceuticals Ltd. (Health
Care) 25,094
2,254 Glenmark Pharmaceuticals Ltd.
(Health Care) 38,379
41,010 GMR Airports Ltd.
(Industrials)* 40,294
6,250 Godrej Consumer Products Ltd.
(Consumer Staples) 89,936
2,460 Godrej Properties Ltd. (Real
Estate)* 64,502
5,166 Grasim Industries Ltd.
(Materials) 153,685
571 Gujarat Fluorochemicals Ltd.
(Materials) 23,709
2,719 Gujarat Gas Ltd. (Utilities) 14,617
3,648 Havells India Ltd. (Industrials) 65,095
15,564 HCL Technologies Ltd.
(Information Technology) 297,658
1,310 HDFC Asset Management Co.
Ltd. (Financials)
(a)
73,219
94,104 HDFC Bank Ltd. (Financials)* 2,138,742
16,262 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
147,626
2,166 Hero MotoCorp Ltd. (Consumer
Discretionary) 109,073
24,221 Hindalco Industries Ltd.
(Materials) 179,305
2,761 Hindustan Aeronautics Ltd.
(Industrials) 160,485
15,942 Hindustan Petroleum Corp. Ltd.
(Energy) 76,576
12,696 Hindustan Unilever Ltd.
(Consumer Staples) 348,396
3,878 Hindustan Zinc Ltd. (Materials) 20,764
174 Hitachi Energy India Ltd.
(Industrials) 39,239
37 Honeywell Automation India
Ltd. (Information Technology) 16,659
6,030 Housing & Urban Development
Corp. Ltd. (Financials) 16,999
2,325 Hyundai Motor India Ltd.
(Consumer Discretionary)* 50,187
87,588 ICICI Bank Ltd. (Financials) 1,479,810
3,919 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
85,886
6,367 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
49,284
88,563 IDFC First Bank Ltd.
(Financials)* 70,343
4,027 Indian Bank (Financials) 29,016
14,080 Indian Hotels Co. Ltd.
(Consumer Discretionary) 126,667
47,145 Indian Oil Corp. Ltd. (Energy) 78,214

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,995 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) $ 44,128
29,620 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
48,095
9,460 Indian Renewable Energy
Development Agency Ltd.
(Financials)* 19,316
11,630 Indraprastha Gas Ltd. (Utilities) 28,086
20,326 Indus Towers Ltd.
(Communication Services)* 91,244
9,541 IndusInd Bank Ltd. (Financials) 91,084
5,715 Info Edge India Ltd.
(Communication Services) 95,334
53,064 Infosys Ltd. (Information
Technology) 969,011
3,009 InterGlobe Aviation Ltd.
(Industrials)*
(a)
187,414
49,560 ITC Ltd. (Consumer Staples) 242,110
5,049 Jindal Stainless Ltd. (Materials) 38,041
6,325 Jindal Steel & Power Ltd.
(Materials) 70,135
50,904 Jio Financial Services Ltd.
(Financials)* 170,513
8,418 JSW Energy Ltd. (Utilities)* 48,000
4,172 JSW Infrastructure Ltd.
(Industrials) 14,180
13,376 JSW Steel Ltd. (Materials) 155,291
6,345 Jubilant Foodworks Ltd.
(Consumer Discretionary) 48,606
5,119 Kalyan Jewellers India Ltd.
(Consumer Discretionary) 33,523
18,155 Kotak Mahindra Bank Ltd.
(Financials) 440,154
2,465 KPIT Technologies Ltd.
(Information Technology) 38,536
452 L&T Technology Services Ltd.
(Industrials)
(a)
23,069
11,151 Larsen & Toubro Ltd.
(Industrials) 478,890
3,678 Life Insurance Corp. of India
(Financials) 41,022
326 Linde India Ltd. (Materials) 28,592
1,572 Lloyds Metals & Energy Ltd.
(Materials) 25,591
1,529 LTIMindtree Ltd. (Information
Technology)
(a)
90,568
3,992 Lupin Ltd. (Health Care) 91,325
4,004 Macrotech Developers Ltd.
(Real Estate)
(a)
66,698
9,578 Mahindra & Mahindra Financial
Services Ltd. (Financials) 29,224
14,721 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 512,083
929 MakeMyTrip Ltd. (Consumer
Discretionary)* 94,414
1,840 Mankind Pharma Ltd. (Health
Care)* 53,060
8,672 Marico Ltd. (Consumer Staples) 72,604
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,957 Maruti Suzuki India Ltd.
(Consumer Discretionary) $ 281,721
3,675 Max Financial Services Ltd.
(Financials)* 64,533
12,300 Max Healthcare Institute Ltd.
(Health Care) 161,729
948 Mazagon Dock Shipbuilders
Ltd. (Industrials) 38,532
2,387 Motilal Oswal Financial
Services Ltd. (Financials) 22,591
1,388 Mphasis Ltd. (Information
Technology) 41,503
37 MRF Ltd. (Consumer
Discretionary) 60,041
1,771 Muthoot Finance Ltd.
(Financials) 45,848
5,965 Nestle India Ltd. (Consumer
Staples) 167,027
45,798 NHPC Ltd. (Utilities) 46,780
57,267 NMDC Ltd. (Materials) 47,627
12,150 NTPC Green Energy Ltd.
(Utilities)* 15,797
72,229 NTPC Ltd. (Utilities) 281,826
1,950 Oberoi Realty Ltd. (Real Estate) 39,793
44,930 Oil & Natural Gas Corp. Ltd.
(Energy) 125,694
9,004 Oil India Ltd. (Energy) 44,907
4,877 One 97 Communications Ltd.
(Financials)* 50,748
361 Oracle Financial Services
Software Ltd. (Information
Technology) 35,699
85 Page Industries Ltd. (Consumer
Discretionary) 46,068
1,790 Patanjali Foods Ltd. (Consumer
Staples) 34,959
5,555 PB Fintech Ltd. (Financials)* 114,352
1,658 Persistent Systems Ltd.
(Information Technology) 109,235
9,934 Petronet LNG Ltd. (Energy) 35,673
3,108 Phoenix Mills Ltd. (The) (Real
Estate) 55,826
1,343 PI Industries Ltd. (Materials) 60,009
2,531 Pidilite Industries Ltd.
(Materials) 91,900
725 Polycab India Ltd. (Industrials) 50,756
24,127 Power Finance Corp. Ltd.
(Financials) 114,453
75,197 Power Grid Corp. of India Ltd.
(Utilities) 254,611
2,288 Prestige Estates Projects Ltd.
(Real Estate) 39,212
159 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 25,239
36,589 Punjab National Bank
(Financials) 45,245
9,407 Rail Vikas Nigam Ltd.
(Industrials) 44,581

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
20,720 REC Ltd. (Financials) $ 97,408
99,514 Reliance Industries Ltd.
(Energy) 1,652,345
44,455 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 79,544
4,866 SBI Cards & Payment Services
Ltd. (Financials) 52,373
7,407 SBI Life Insurance Co. Ltd.
(Financials)
(a)
156,856
672 Schaeffler India Ltd.
(Industrials) 32,893
165 Shree Cement Ltd. (Materials) 57,063
23,308 Shriram Finance Ltd.
(Financials) 174,139
1,479 Siemens Energy India Ltd.
(Energy)*
(c)
42,830
1,479 Siemens Ltd. (Industrials) 56,440
11,811 SJVN Ltd. (Utilities) 13,291
404 Solar Industries India Ltd.
(Materials) 76,027
6,571 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
41,768
2,426 SRF Ltd. (Materials) 81,108
29,658 State Bank of India (Financials) 281,521
24,020 Steel Authority of India Ltd.
(Materials) 36,259
16,745 Sun Pharmaceutical Industries
Ltd. (Health Care) 328,267
1,061 Sundaram Finance Ltd.
(Financials) 63,685
975 Supreme Industries Ltd.
(Materials) 47,240
164,173 Suzlon Energy Ltd.
(Industrials)* 137,132
3,232 Swiggy Ltd. (Consumer
Discretionary)* 12,579
1,863 Tata Communications Ltd.
(Communication Services) 36,492
14,112 Tata Consultancy Services Ltd.
(Information Technology) 571,142
9,998 Tata Consumer Products Ltd.
(Consumer Staples) 129,253
581 Tata Elxsi Ltd. (Information
Technology) 43,720
33,649 Tata Motors Ltd. (Consumer
Discretionary) 282,915
28,197 Tata Power Co. Ltd. (The)
(Utilities) 129,428
134,131 Tata Steel Ltd. (Materials) 252,384
1,091 Tata Technologies Ltd.
(Information Technology) 9,863
8,717 Tech Mahindra Ltd.
(Information Technology) 160,324
614 Thermax Ltd. (Industrials) 24,310
6,181 Titan Co. Ltd. (Consumer
Discretionary) 256,774
1,538 Torrent Pharmaceuticals Ltd.
(Health Care) 57,057
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,671 Torrent Power Ltd. (Utilities) $ 42,886
3,012 Trent Ltd. (Consumer
Discretionary)* 198,635
1,674 Tube Investments of India Ltd.
(Consumer Discretionary) 59,900
3,810 TVS Motor Co. Ltd. (Consumer
Discretionary) 123,808
1,911 UltraTech Cement Ltd.
(Materials) 250,334
24,633 Union Bank of India Ltd.
(Financials) 42,254
1,148 United Breweries Ltd.
(Consumer Staples) 26,519
4,941 United Spirits Ltd. (Consumer
Staples) 87,769
2,969 UNO Minda Ltd. (Consumer
Discretionary) 34,925
8,637 UPL Ltd. (Materials) 63,373
21,872 Varun Beverages Ltd.
(Consumer Staples) 121,647
573 Vedant Fashions Ltd.
(Consumer Discretionary) 5,339
26,636 Vedanta Ltd. (Materials) 135,569
3,832 Voltas Ltd. (Industrials) 56,547
46,634 Wipro Ltd. (Information
Technology) 136,057
262,944 Yes Bank Ltd. (Financials)* 66,001
4,199 Zydus Lifesciences Ltd. (Health
Care) 45,633
27,402,877
Indonesia – 0.4%
103,067 Adaro Minerals Indonesia Tbk
PT (Materials)* 6,517
182,881 Alamtri Resources Indonesia
Tbk PT (Energy) 24,698
207,034 Amman Mineral Internasional
PT (Materials)* 88,012
335,459 Astra International Tbk PT
(Industrials) 99,876
854,306 Bank Central Asia Tbk PT
(Financials) 492,970
603,827 Bank Mandiri Persero Tbk PT
(Financials) 196,457
247,703 Bank Negara Indonesia Persero
Tbk PT (Financials) 68,274
1,167,709 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 318,987
421,170 Barito Pacific Tbk PT
(Materials) 32,577
87,520 Barito Renewables Energy Tbk
PT (Utilities) 34,922
114,124 Chandra Asri Pacific Tbk PT
(Materials)* 65,329
121,161 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 35,999
25,800 Dian Swastatika Sentosa Tbk
PT (Energy)* 85,525
12,530,058 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 49,228

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
37,729 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) $ 25,245
72,827 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 35,206
82,432 Indosat Tbk PT
(Communication Services) 10,576
315,440 Kalbe Farma Tbk PT (Health
Care)* 29,336
25,019 Pantai Indah Kapuk Dua Tbk
PT (Materials) 16,433
27,800 Petrindo Jaya Kreasi Tbk PT
(Energy) 19,455
313,094 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples)* 46,705
788,588 Telkom Indonesia Persero Tbk
PT (Communication Services)* 136,514
95,413 Unilever Indonesia Tbk PT
(Consumer Staples) 10,133
23,464 United Tractors Tbk PT
(Energy) 32,337
1,961,311
Ireland – 0.3%
3,064 AerCap Holdings NV
(Industrials) 354,597
34,054 AIB Group PLC (Financials) 267,526
16,489 Bank of Ireland Group PLC
(Financials) 226,127
2,473 Kerry Group PLC, Class A
(Consumer Staples) 270,079
2,544 Kingspan Group PLC
(Industrials) 218,050
1,336,379
Israel – 0.7%
900 Airport City Ltd. (Real Estate)* 14,086
3,368 Amot Investments Ltd. (Real
Estate) 18,749
607 Azrieli Group Ltd. (Real Estate) 46,329
22,147 Bank Hapoalim BM
(Financials) 370,611
24,346 Bank Leumi Le-Israel BM
(Financials) 391,844
33,256 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 51,852
203 Big Shopping Centers Ltd.
(Real Estate)* 32,701
412 Camtek Ltd. (Information
Technology)* 27,922
1,116 Cellebrite DI Ltd. (Information
Technology)* 18,615
1,398 Check Point Software
Technologies Ltd. (Information
Technology)* 319,974
156 Delek Group Ltd. (Energy) 27,471
412 Elbit Systems Ltd. (Industrials) 164,957
4,046 Energix-Renewable Energies
Ltd. (Utilities) 12,854
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
1,927 Enlight Renewable Energy Ltd.
(Utilities)* $ 37,624
103 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 15,586
860 First International Bank Of
Israel Ltd. (The) (Financials) 54,007
1,607 Global-e Online Ltd. (Consumer
Discretionary)* 51,215
1,719 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 34,877
11,616 ICL Group Ltd. (Materials) 76,414
59 Israel Corp. Ltd. (Materials) 18,408
20,554 Israel Discount Bank Ltd., Class
A (Financials) 174,634
418 Melisron Ltd. (Real Estate) 39,007
292 Menora Mivtachim Holdings
Ltd. (Financials) 17,026
9,733 Mivne Real Estate KD Ltd.
(Real Estate) 29,704
2,501 Mizrahi Tefahot Bank Ltd.
(Financials) 142,989
1,051 Nice Ltd. (Information
Technology)* 176,862
477 Nova Ltd. (Information
Technology)* 100,099
539 Oddity Tech Ltd., Class A
(Consumer Staples)* 40,118
1,585 OPC Energy Ltd. (Utilities)* 17,701
3,757 Phoenix Financial Ltd.
(Financials) 90,531
1,242 Plus500 Ltd. (Financials) 57,081
2,213 Shapir Engineering and Industry
Ltd. (Industrials) 17,067
4,358 Shufersal Ltd. (Consumer
Staples) 43,628
780 Strauss Group Ltd. (Consumer
Staples) 19,017
18,517 Teva Pharmaceutical Industries
Ltd. (Health Care)* 327,020
1,827 Tower Semiconductor Ltd.
(Information Technology)* 75,122
878 Wix.com Ltd. (Information
Technology)* 130,778
1,578 ZIM Integrated Shipping
Services Ltd. (Industrials)
(b)
27,536
3,312,016
Italy – 1.9%
25,835 A2A SpA (Utilities) 66,988
3,372 Banca Mediolanum SpA
(Financials) 56,005
19,485 Banco BPM SpA (Financials)
(b)
223,637
9,433 Davide Campari-Milano NV
(Consumer Staples) 61,511
125,433 Enel SpA (Utilities) 1,151,287
34,127 Eni SpA (Energy) 502,570
2,018 Ferrari NV (Consumer
Discretionary) 965,401

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
10,137 FinecoBank Banca Fineco SpA
(Financials) $ 218,883
15,075 Generali (Financials)
(b)
548,501
5,169 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)
60,618
242,980 Intesa Sanpaolo SpA
(Financials) 1,354,390
6,653 Leonardo SpA (Industrials) 409,514
9,612 Mediobanca Banca di Credito
Finanziario SpA (Financials) 228,280
3,543 Moncler SpA (Consumer
Discretionary) 221,462
8,074 Nexi SpA (Financials)
(a)
48,543
7,574 Poste Italiane SpA (Financials)
(a)
164,315
8,512 PRADA SpA (Consumer
Discretionary) 55,686
4,509 Prysmian SpA (Industrials) 289,727
1,622 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 97,225
8,403 Ryanair Holdings PLC ADR
(Industrials) 467,207
34,020 Snam SpA (Utilities) 203,379
178,965 Telecom Italia SpA
(Communication Services)* 76,473
100,152 Telecom Italia SpA-RSP
(Communication Services)* 46,991
23,311 Terna - Rete Elettrica Nazionale
(Utilities) 237,063
23,307 UniCredit SpA (Financials) 1,496,538
6,126 Unipol Assicurazioni SpA
(Financials) 119,827
9,372,021
Japan – 15.2%
1,522 ABC-Mart, Inc. (Consumer
Discretionary) 29,639
5,922 Acom Co. Ltd. (Financials) 16,991
11,985 Advantest Corp. (Information
Technology) 611,896
13,007 Aeon Co. Ltd. (Consumer
Staples) 399,779
1,430 Aeon Mall Co. Ltd. (Real
Estate) 28,477
3,382 AGC, Inc. (Industrials) 100,362
3,358 Air Water, Inc. (Materials) 46,986
7,260 Aisin Corp. (Consumer
Discretionary) 92,728
14,282 Ajinomoto Co., Inc. (Consumer
Staples) 357,508
3,116 Alfresa Holdings Corp. (Health
Care) 41,937
4,912 Amada Co. Ltd. (Industrials) 50,432
7,422 ANA Holdings, Inc.
(Industrials)
(b)
146,953
23,721 Asahi Group Holdings Ltd.
(Consumer Staples) 313,332
3,544 Asahi Intecc Co. Ltd. (Health
Care) 55,102
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
22,555 Asahi Kasei Corp. (Materials) $ 158,735
10,312 Asics Corp. (Consumer
Discretionary) 248,912
29,674 Astellas Pharma, Inc. (Health
Care) 293,871
8,684 Azbil Corp. (Information
Technology) 76,492
9,632 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 306,793
2,145 BayCurrent Consulting, Inc.
(Industrials) 114,211
9,108 Bridgestone Corp. (Consumer
Discretionary) 392,295
4,177 Brother Industries Ltd.
(Information Technology) 71,530
1,289 Calbee, Inc. (Consumer Staples) 25,428
14,725 Canon, Inc. (Information
Technology)
(b)
452,276
5,558 Capcom Co. Ltd.
(Communication Services) 165,629
15,475 Central Japan Railway Co.
(Industrials) 339,003
12,144 Chiba Bank Ltd. (The)
(Financials) 110,587
12,026 Chubu Electric Power Co., Inc.
(Utilities) 147,351
10,424 Chugai Pharmaceutical Co. Ltd.
(Health Care) 547,803
2,331 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 38,480
18,627 Concordia Financial Group Ltd.
(Financials) 119,666
634 Cosmos Pharmaceutical Corp.
(Consumer Staples) 38,806
6,867 CyberAgent, Inc.
(Communication Services) 69,719
7,090 Dai Nippon Printing Co. Ltd.
(Industrials) 104,732
5,681 Daifuku Co. Ltd. (Industrials) 152,286
60,940 Dai-ichi Life Holdings, Inc.
(Financials) 476,599
28,837 Daiichi Sankyo Co. Ltd. (Health
Care) 767,814
4,419 Daikin Industries Ltd.
(Industrials) 507,912
996 Daito Trust Construction Co.
Ltd. (Real Estate) 112,097
9,498 Daiwa House Industry Co. Ltd.
(Real Estate) 320,626
37 Daiwa House REIT Investment
Corp. REIT (Real Estate) 61,515
23,766 Daiwa Securities Group, Inc.
(Financials) 161,262
27,089 Denso Corp. (Consumer
Discretionary) 368,239
3,304 Dentsu Group, Inc.
(Communication Services) 71,486

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,481 Disco Corp. (Information
Technology) $ 337,368
16,364 East Japan Railway Co.
(Industrials) 343,622
7,667 Ebara Corp. (Industrials) 123,617
4,697 Eisai Co. Ltd. (Health Care) 134,795
2,791 Electric Power Development Co.
Ltd. (Utilities) 46,876
46,210 ENEOS Holdings, Inc. (Energy) 219,497
15,227 FANUC Corp. (Industrials) 408,178
2,874 Fast Retailing Co. Ltd.
(Consumer Discretionary) 963,013
2,262 Fuji Electric Co. Ltd.
(Industrials) 100,782
2,400 Fuji Media Holdings, Inc.
(Communication Services) 47,769
19,337 FUJIFILM Holdings Corp.
(Information Technology) 440,089
4,000 Fujikura Ltd. (Industrials) 186,230
29,773 Fujitsu Ltd. (Information
Technology) 684,617
3,040 Fukuoka Financial Group, Inc.
(Financials) 83,387
79 GLP J REIT (Real Estate) 69,586
729 GMO Payment Gateway, Inc.
(Financials) 44,732
3,634 Hakuhodo DY Holdings, Inc.
(Communication Services) 28,547
4,642 Hamamatsu Photonics KK
(Information Technology) 49,976
3,923 Hankyu Hanshin Holdings, Inc.
(Industrials) 105,623
4,230 Haseko Corp. (Consumer
Discretionary) 61,532
219 Hikari Tsushin, Inc. (Industrials) 59,707
486 Hirose Electric Co. Ltd.
(Information Technology) 57,224
1,716 Hitachi Construction Machinery
Co. Ltd. (Industrials) 52,362
72,331 Hitachi Ltd. (Industrials) 2,028,145
75,735 Honda Motor Co. Ltd.
(Consumer Discretionary) 770,498
1,797 Hoshizaki Corp. (Industrials) 67,187
5,556 Hoya Corp. (Health Care) 659,004
8,433 Hulic Co. Ltd. (Real Estate) 85,443
2,069 Ibiden Co. Ltd. (Information
Technology) 84,756
15,787 Idemitsu Kosan Co. Ltd.
(Energy) 96,443
2,435 IHI Corp. (Industrials) 235,999
2,656 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 37,329
14,004 Inpex Corp. (Energy) 189,395
5,630 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 85,838
10,031 Isuzu Motors Ltd. (Consumer
Discretionary) 136,219
20,343 ITOCHU Corp. (Industrials) 1,091,201
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,142 J Front Retailing Co. Ltd.
(Consumer Discretionary) $ 58,357
7,133 Japan Airlines Co. Ltd.
(Industrials)
(b)
144,494
17,566 Japan Exchange Group, Inc.
(Financials) 194,657
116 Japan Metropolitan Fund Invest
REIT (Real Estate) 79,265
22,702 Japan Post Bank Co. Ltd.
(Financials) 244,728
28,692 Japan Post Holdings Co. Ltd.
(Financials) 281,462
3,032 Japan Post Insurance Co. Ltd.
(Financials) 66,736
115 Japan Real Estate Investment
Corp. REIT (Real Estate) 93,246
18,110 Japan Tobacco, Inc. (Consumer
Staples) 556,999
9,702 JFE Holdings, Inc. (Materials) 115,077
7,350 Kajima Corp. (Industrials) 181,541
15,479 Kansai Electric Power Co., Inc.
(The) (Utilities) 176,035
2,542 Kansai Paint Co. Ltd.
(Materials) 36,211
7,506 Kao Corp. (Consumer Staples) 343,634
2,596 Kawasaki Heavy Industries Ltd.
(Industrials) 182,698
6,292 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(b)
94,928
48,786 KDDI Corp. (Communication
Services) 844,909
1,825 Keio Corp. (Industrials) 44,330
7,869 Keisei Electric Railway Co. Ltd.
(Industrials) 75,530
1,711 Kewpie Corp. (Consumer
Staples) 40,375
3,055 Keyence Corp. (Information
Technology) 1,285,981
12,769 Kikkoman Corp. (Consumer
Staples) 117,031
3,140 Kintetsu Group Holdings Co.
Ltd. (Industrials) 61,736
13,551 Kirin Holdings Co. Ltd.
(Consumer Staples) 194,585
842 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 30,740
2,347 Kobe Bussan Co. Ltd.
(Consumer Staples) 74,007
1,878 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 31,132
3,380 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 42,808
2,250 Kokusai Electric Corp.
(Information Technology) 46,810
14,490 Komatsu Ltd. (Industrials) 444,054
1,589 Konami Group Corp.
(Communication Services) 216,444
15,458 Kubota Corp. (Industrials) 178,207
4,789 Kuraray Co. Ltd. (Materials) 60,902

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,868 Kurita Water Industries Ltd.
(Industrials) $ 69,997
22,110 Kyocera Corp. (Information
Technology) 269,911
4,132 Kyowa Kirin Co. Ltd. (Health
Care) 67,394
7,675 Kyushu Electric Power Co., Inc.
(Utilities) 65,982
2,334 Kyushu Railway Co.
(Industrials) 62,614
1,302 Lasertec Corp. (Information
Technology) 131,784
4,623 Lixil Corp. (Industrials) 52,063
43,429 LY Corp. (Communication
Services) 157,108
6,792 M3, Inc. (Health Care) 95,906
4,053 Makita Corp. (Industrials) 124,881
24,159 Marubeni Corp. (Industrials) 493,075
2,953 Marui Group Co. Ltd.
(Financials) 60,443
5,902 MatsukiyoCocokara & Co.
(Consumer Staples) 119,271
9,558 Mazda Motor Corp. (Consumer
Discretionary) 60,463
1,417 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 60,001
15,176 Mebuki Financial Group, Inc.
(Financials) 74,862
3,048 Medipal Holdings Corp. (Health
Care) 47,665
4,004 MEIJI Holdings Co. Ltd.
(Consumer Staples) 89,490
6,433 MINEBEA MITSUMI, Inc.
(Industrials) 90,658
4,727 MISUMI Group, Inc.
(Industrials) 62,718
23,666 Mitsubishi Chemical Group
Corp. (Materials) 126,387
54,899 Mitsubishi Corp. (Industrials) 1,116,661
31,656 Mitsubishi Electric Corp.
(Industrials) 637,091
18,831 Mitsubishi Estate Co. Ltd. (Real
Estate) 344,660
3,009 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 46,367
13,827 Mitsubishi HC Capital, Inc.
(Financials) 101,430
52,817 Mitsubishi Heavy Industries
Ltd. (Industrials) 1,226,949
10,771 Mitsubishi Motors Corp.
(Consumer Discretionary) 32,523
189,581 Mitsubishi UFJ Financial
Group, Inc. (Financials) 2,661,189
39,965 Mitsui & Co. Ltd. (Industrials) 838,934
2,952 Mitsui Chemicals, Inc.
(Materials) 67,205
44,090 Mitsui Fudosan Co. Ltd. (Real
Estate) 424,721
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
6,003 Mitsui OSK Lines Ltd.
(Industrials)
(b)
$ 213,212
41,221 Mizuho Financial Group, Inc.
(Financials) 1,143,258
4,101 MonotaRO Co. Ltd.
(Industrials) 84,751
21,201 MS&AD Insurance Group
Holdings, Inc. (Financials) 507,784
29,429 Murata Manufacturing Co. Ltd.
(Information Technology) 434,822
20,595 NEC Corp. (Information
Technology) 540,227
5,303 Nexon Co. Ltd.
(Communication Services) 95,994
3,904 NGK Insulators Ltd.
(Industrials) 48,781
1,611 NH Foods Ltd. (Consumer
Staples) 56,750
3,614 Nichirei Corp. (Consumer
Staples) 46,598
15,936 NIDEC Corp. (Industrials) 310,338
4,309 Nikon Corp. (Consumer
Discretionary) 43,569
19,120 Nintendo Co. Ltd.
(Communication Services) 1,568,212
135 Nippon Building Fund, Inc.
REIT (Real Estate) 123,123
3,619 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials)
(b)
67,153
14,774 Nippon Paint Holdings Co. Ltd.
(Materials) 111,551
114 Nippon Prologis REIT, Inc.
REIT (Real Estate) 60,834
3,100 Nippon Sanso Holdings Corp.
(Materials) 111,200
16,380 Nippon Steel Corp. (Materials) 330,109
875,443 Nippon Telegraph & Telephone
Corp. (Communication
Services) 973,153
2,689 Nippon Television Holdings,
Inc. (Communication Services) 61,068
7,412 Nippon Yusen KK (Industrials) 270,755
2,169 Nissan Chemical Corp.
(Materials) 65,358
36,531 Nissan Motor Co. Ltd.
(Consumer Discretionary)* 93,394
4,245 Nisshin Seifun Group, Inc.
(Consumer Staples) 51,204
3,028 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 64,255
2,591 Niterra Co. Ltd. (Consumer
Discretionary) 83,568
1,360 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 135,439
11,390 Nitto Denko Corp. (Materials) 208,824
50,083 Nomura Holdings, Inc.
(Financials) 308,318
8,575 Nomura Real Estate Holdings,
Inc. (Real Estate) 50,376

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
71 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) $ 71,199
6,450 Nomura Research Institute Ltd.
(Information Technology) 249,337
10,310 NTT Data Group Corp.
(Information Technology) 285,089
11,485 Obayashi Corp. (Industrials) 173,554
478 OBIC Business Consultants Co.
Ltd. (Information Technology) 27,207
5,405 Obic Co. Ltd. (Information
Technology) 197,291
5,272 Odakyu Electric Railway Co.
Ltd. (Industrials) 58,641
15,426 Oji Holdings Corp. (Materials) 73,209
19,330 Olympus Corp. (Health Care) 248,499
3,112 Omron Corp. (Information
Technology) 80,768
6,605 Ono Pharmaceutical Co. Ltd.
(Health Care) 71,660
1,243 Open House Group Co. Ltd.
(Consumer Discretionary) 53,796
553 Oracle Corp. Japan (Information
Technology) 64,749
17,798 Oriental Land Co. Ltd.
(Consumer Discretionary) 396,306
18,496 ORIX Corp. (Financials) 393,006
46 Orix JREIT, Inc. REIT (Real
Estate) 57,064
6,824 Osaka Gas Co. Ltd. (Utilities) 173,704
3,651 Otsuka Corp. (Information
Technology) 75,034
7,155 Otsuka Holdings Co. Ltd.
(Health Care) 364,456
6,346 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 208,418
36,900 Panasonic Holdings Corp.
(Consumer Discretionary) 426,551
30,583 Persol Holdings Co. Ltd.
(Industrials) 57,205
1,500 Rakuten Bank Ltd. (Financials)* 78,475
23,585 Rakuten Group, Inc. (Consumer
Discretionary)* 130,531
23,919 Recruit Holdings Co. Ltd.
(Industrials) 1,440,328
26,942 Renesas Electronics Corp.
(Information Technology) 332,912
36,328 Resona Holdings, Inc.
(Financials) 322,129
2,938 Resonac Holdings Corp.
(Materials) 64,769
8,798 Ricoh Co. Ltd. (Information
Technology) 82,343
1,809 Rinnai Corp. (Consumer
Discretionary) 45,195
5,833 Rohm Co. Ltd. (Information
Technology) 63,345
3,269 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 46,137
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,276 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) $ 164,171
2,700 Sanrio Co. Ltd. (Consumer
Discretionary) 118,669
5,254 Santen Pharmaceutical Co. Ltd.
(Health Care) 58,368
3,100 Sanwa Holdings Corp.
(Industrials) 107,140
4,510 SBI Holdings, Inc. (Financials) 137,180
1,548 SCREEN Holdings Co. Ltd.
(Information Technology) 111,035
2,381 SCSK Corp. (Information
Technology) 72,456
6,900 Secom Co. Ltd. (Industrials) 251,909
2,570 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 48,632
3,704 Seibu Holdings, Inc.
(Industrials) 97,930
4,569 Seiko Epson Corp. (Information
Technology) 60,051
6,266 Sekisui Chemical Co. Ltd.
(Industrials) 108,997
9,920 Sekisui House Ltd. (Consumer
Discretionary) 225,700
37,328 Seven & i Holdings Co. Ltd.
(Consumer Staples) 562,914
5,122 SG Holdings Co. Ltd.
(Industrials) 49,891
4,606 Sharp Corp. (Consumer
Discretionary)* 23,625
4,554 Shimadzu Corp. (Information
Technology) 110,240
784 Shimamura Co. Ltd. (Consumer
Discretionary) 54,360
1,304 Shimano, Inc. (Consumer
Discretionary) 185,847
9,006 Shimizu Corp. (Industrials) 99,144
28,563 Shin-Etsu Chemical Co. Ltd.
(Materials) 918,680
12,419 Shionogi & Co. Ltd. (Health
Care) 207,249
6,504 Shiseido Co. Ltd. (Consumer
Staples) 105,023
7,511 Shizuoka Financial Group, Inc.
(Financials) 87,996
936 SMC Corp. (Industrials) 351,255
456,440 SoftBank Corp.
(Communication Services) 700,342
16,203 SoftBank Group Corp.
(Communication Services) 854,982
5,882 Sohgo Security Services Co.
Ltd. (Industrials) 40,886
3,712 Sojitz Corp. (Industrials) 91,787
15,086 Sompo Holdings, Inc.
(Financials) 458,660
99,945 Sony Group Corp. (Consumer
Discretionary) 2,638,972
1,463 Square Enix Holdings Co. Ltd.
(Communication Services) 92,011

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,478 Stanley Electric Co. Ltd.
(Consumer Discretionary) $ 47,741
9,293 Subaru Corp. (Consumer
Discretionary) 172,535
1,700 Sugi Holdings Co. Ltd.
(Consumer Staples) 37,324
23,779 Sumitomo Chemical Co. Ltd.
(Materials) 57,151
17,656 Sumitomo Corp. (Industrials) 452,978
12,114 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 254,881
2,701 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 78,787
1,904 Sumitomo Heavy Industries
Ltd. (Industrials) 40,047
4,257 Sumitomo Metal Mining Co.
Ltd. (Materials) 97,917
63,754 Sumitomo Mitsui Financial
Group, Inc. (Financials) 1,634,775
10,749 Sumitomo Mitsui Trust Group,
Inc. (Financials) 292,237
7,067 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 272,062
2,908 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 36,286
1,127 Sundrug Co. Ltd. (Consumer
Staples) 35,076
2,080 Suntory Beverage & Food Ltd.
(Consumer Staples) 67,620
26,374 Suzuki Motor Corp. (Consumer
Discretionary) 338,597
7,912 Sysmex Corp. (Health Care) 133,379
8,974 T&D Holdings, Inc. (Financials) 206,104
2,771 Taisei Corp. (Industrials) 154,648
24,972 Takeda Pharmaceutical Co. Ltd.
(Health Care) 746,590
2,236 TBS Holdings, Inc.
(Communication Services) 71,747
31,510 TDK Corp. (Information
Technology) 349,395
23,361 Terumo Corp. (Health Care) 430,809
3,514 TIS, Inc. (Information
Technology) 115,628
3,469 Tobu Railway Co. Ltd.
(Industrials) 61,365
729 Toei Animation Co. Ltd.
(Communication Services) 15,788
1,789 Toho Co. Ltd. (Communication
Services) 94,412
7,662 Tohoku Electric Power Co., Inc.
(Utilities) 53,259
28,999 Tokio Marine Holdings, Inc.
(Financials) 1,228,330
2,724 Tokyo Century Corp.
(Financials) 28,940
24,757 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 68,200
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
7,414 Tokyo Electron Ltd.
(Information Technology) $ 1,181,760
5,560 Tokyo Gas Co. Ltd. (Utilities) 186,688
4,700 Tokyo Metro Co. Ltd.
(Industrials) 59,232
9,148 Tokyu Corp. (Industrials) 111,073
9,875 Tokyu Fudosan Holdings Corp.
(Real Estate) 72,269
4,319 TOPPAN Holdings, Inc.
(Industrials) 115,237
25,124 Toray Industries, Inc.
(Materials) 173,785
4,979 Tosoh Corp. (Materials) 73,790
2,537 TOTO Ltd. (Industrials) 65,106
1,517 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 100,821
2,759 Toyota Industries Corp.
(Industrials) 346,369
175,181 Toyota Motor Corp. (Consumer
Discretionary) 3,361,698
11,610 Toyota Tsusho Corp.
(Industrials) 247,013
2,197 Trend Micro, Inc. (Information
Technology) 164,819
627 Tsuruha Holdings, Inc.
(Consumer Staples) 49,123
20,595 Unicharm Corp. (Consumer
Staples) 163,781
52 United Urban Investment Corp.
REIT (Real Estate) 54,488
6,588 USS Co. Ltd. (Consumer
Discretionary) 71,452
7,501 West Japan Railway Co.
(Industrials) 162,137
4,410 Yakult Honsha Co. Ltd.
(Consumer Staples) 89,212
10,783 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 32,380
6,282 Yamaha Corp. (Consumer
Discretionary) 43,993
14,340 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 110,312
4,419 Yamato Holdings Co. Ltd.
(Industrials) 61,341
2,200 Yamazaki Baking Co. Ltd.
(Consumer Staples) 49,627
3,949 Yaskawa Electric Corp.
(Industrials) 93,378
3,977 Yokogawa Electric Corp.
(Information Technology) 97,816
2,183 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 55,099
1,421 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 77,788
5,829 ZOZO, Inc. (Consumer
Discretionary) 63,180
74,933,277

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Kuwait – 0.2%
17,791 Al Ahli Bank of Kuwait KSCP
(Financials) $ 17,394
24,032 Boubyan Bank KSCP
(Financials) 52,630
22,124 Burgan Bank SAK (Financials) 18,242
40,144 Gulf Bank KSCP (Financials) 43,827
200,122 Kuwait Finance House KSCP
(Financials) 489,136
11,797 Mabanee Co KPSC (Real
Estate) 32,294
34,854 Mobile Telecommunications
Co. KSCP (Communication
Services) 54,181
134,548 National Bank of Kuwait SAKP
(Financials) 419,188
42,973 Warba Bank KSCP
(Financials)* 34,591
1,161,483
Luxembourg – 0.1%
7,619 ArcelorMittal (Materials) 231,114
10,597 CVC Capital Partners PLC
(Financials)
(a)
196,935
2,248 Reinet Investments SCA
(Financials) 60,657
6,901 Zabka Group SA (Consumer
Staples)* 41,669
530,375
Macau – 0.0%
30,890 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 131,572
40,289 Sands China Ltd. (Consumer
Discretionary)* 79,226
210,798
Mexico – 0.6%
254,272 America Movil SAB de CV,
Series B (Communication
Services) 214,754
7,747 Arca Continental SAB de CV
(Consumer Staples) 85,139
251,169 Cemex SAB de CV, Series CPO
(Materials) 171,881
8,726 Coca-Cola Femsa SAB de CV
(Consumer Staples) 82,835
3,079 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 15,025
47,677 Fibra Uno Administracion SA
de CV REIT (Real Estate) 67,047
29,209 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 310,588
3,061 Fresnillo PLC (Materials) 48,008
3,003 Gruma SAB de CV, Class B
(Consumer Staples) 56,561
6,295 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 144,656
3,022 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 96,931
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
22,616 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) $ 63,177
8,125 Grupo Carso SAB de CV, Series
A1 (Industrials) 51,758
7,508 Grupo Comercial Chedraui SA
de CV (Consumer Staples)
(b)
54,292
47,910 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 423,305
32,544 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 81,519
51,892 Grupo Mexico SAB de CV,
Series B (Materials) 284,355
3,118 Industrias Penoles SAB de CV
(Materials)* 65,866
26,629 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 47,272
17,160 Prologis Property Mexico SA de
CV REIT (Real Estate) 65,657
82,775 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 271,708
2,702,334
Netherlands – 2.4%
460 Adyen NV (Financials)*
(a)
882,335
977 Argenx SE ADR (Health Care)* 560,075
751 ASM International NV
(Information Technology) 408,894
6,406 ASML Holding NV
(Information Technology) 4,755,434
1,555 EXOR NV (Financials) 149,699
1,841 Heineken Holding NV
(Consumer Staples) 143,374
4,775 Heineken NV (Consumer
Staples) 425,101
54,016 ING Groep NV (Financials) 1,145,490
15,032 Koninklijke Ahold Delhaize NV
(Consumer Staples) 634,480
54,985 Koninklijke KPN NV
(Communication Services) 258,301
12,959 Koninklijke Philips NV (Health
Care) 297,912
4,172 NXP Semiconductors NV
(Information Technology) 797,394
15,626 Universal Music Group NV
(Communication Services) 499,542
3,867 Wolters Kluwer NV
(Industrials) 686,160
11,644,191
New Zealand – 0.2%
11,222 a2 Milk Co. Ltd. (The)
(Consumer Staples) 59,497
24,429 Auckland International Airport
Ltd. (Industrials) 110,119
12,880 Contact Energy Ltd. (Utilities) 70,440
9,116 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 198,659
13,404 Infratil Ltd. (Financials) 84,390
1,376 Mainfreight Ltd. (Industrials) 57,754

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
New Zealand – (continued)
10,835 Mercury NZ Ltd. (Utilities) $ 38,232
21,014 Meridian Energy Ltd. (Utilities) 68,880
30,347 Spark New Zealand Ltd.
(Communication Services) 40,405
2,385 Xero Ltd. (Information
Technology)* 282,861
1,011,237
Norway – 0.5%
367 Aker ASA, Class A (Industrials) 21,588
5,098 Aker BP ASA (Energy) 117,257
12,248 AutoStore Holdings Ltd.
(Industrials)*
(a)
6,413
13,556 DNB Bank ASA (Financials) 362,611
14,205 Equinor ASA (Energy) 332,979
2,375 Frontline PLC (Energy) 42,911
3,008 Gjensidige Forsikring ASA
(Financials) 76,075
1,389 Kongsberg Gruppen ASA
(Industrials) 244,434
4,184 Leroy Seafood Group ASA
(Consumer Staples) 18,248
7,356 Mowi ASA (Consumer Staples) 137,226
2,729 Nordic Semiconductor ASA
(Information Technology)* 33,414
21,709 Norsk Hydro ASA (Materials) 118,902
1,447 Opera Ltd. ADR (Information
Technology) 26,552
13,210 Orkla ASA (Consumer Staples) 149,462
1,080 Salmar ASA (Consumer
Staples) 48,096
2,826 SpareBank 1 Sor-Norge ASA
(Financials) 49,178
6,632 Storebrand ASA (Financials) 86,785
9,913 Telenor ASA (Communication
Services) 151,938
3,876 TOMRA Systems ASA
(Industrials) 57,815
12,585 Var Energi ASA (Energy) 36,497
1,138 Vend Marketplaces ASA, Class
A (Communication Services) 38,003
1,585 Vend Marketplaces ASA, Class
B (Communication Services) 50,263
1,582 Wallenius Wilhelmsen ASA
(Industrials) 12,356
2,219,003
Philippines – 0.2%
4,119 Ayala Corp. (Industrials) 42,818
99,445 Ayala Land, Inc. (Real Estate) 40,994
32,867 Bank of the Philippine Islands
(Financials) 81,939
35,316 BDO Unibank, Inc. (Financials) 101,907
585 Globe Telecom, Inc.
(Communication Services) 18,558
13,505 International Container
Terminal Services, Inc.
(Industrials) 99,239
7,438 Jollibee Foods Corp. (Consumer
Discretionary) 29,728
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
4,895 Manila Electric Co. (Utilities) $ 48,252
29,890 Metropolitan Bank & Trust Co.
(Financials) 39,402
1,436 PLDT, Inc. (Communication
Services) 31,296
8,122 SM Investments Corp.
(Industrials) 121,550
190,496 SM Prime Holdings, Inc. (Real
Estate) 76,990
732,673
Poland – 0.3%
10,336 Allegro.eu SA (Consumer
Discretionary)*
(a)
95,078
10,060 Bank Millennium SA
(Financials)* 39,063
2,931 Bank Pekao SA (Financials) 144,259
211 Budimex SA (Industrials)* 35,150
753 CCC SA (Consumer
Discretionary)* 43,919
1,148 CD Projekt SA (Communication
Services) 67,999
796 Dino Polska SA (Consumer
Staples)*
(a)
116,832
3,906 InPost SA (Industrials)* 64,208
2,267 KGHM Polska Miedz SA
(Materials) 74,405
19 LPP SA (Consumer
Discretionary) 73,168
217 mBank SA (Financials)* 47,520
9,664 ORLEN SA (Energy) 189,793
14,592 PGE Polska Grupa
Energetyczna SA (Utilities)* 36,389
14,250 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 286,480
9,442 Powszechny Zaklad
Ubezpieczen SA (Financials) 154,267
554 Santander Bank Polska SA
(Financials) 74,063
1,542,593
Portugal – 0.1%
121,699 Banco Comercial Portugues SA,
Class R (Financials) 94,777
46,599 EDP SA (Utilities) 185,684
6,849 Galp Energia SGPS SA
(Energy) 109,205
4,567 Jeronimo Martins SGPS SA
(Consumer Staples) 114,893
3,331 Navigator Co. SA (The)
(Materials) 13,023
517,582
Qatar – 0.2%
114,599 Al Rayan Bank (Financials) 70,440
55,957 Commercial Bank PSQC (The)
(Financials) 70,680
28,996 Dukhan Bank (Financials) 28,685
33,012 Industries Qatar QSC
(Industrials) 107,441

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
72,118 Mesaieed Petrochemical
Holding Co. (Materials) $ 26,423
11,614 Ooredoo QPSC
(Communication Services) 39,394
8,085 Qatar Electricity & Water Co.
QSC (Utilities) 35,173
9,730 Qatar Fuel QSC (Energy) 40,085
58,686 Qatar Gas Transport Co. Ltd.
(Energy) 77,206
18,456 Qatar International Islamic
Bank QSC (Financials) 53,275
27,259 Qatar Islamic Bank (Financials) 157,969
73,772 Qatar National Bank QPSC
(Financials) 343,432
1,050,203
Saudi Arabia – 1.0%
2,214 ACWA Power Co. (Utilities)* 152,846
6,161 Ades Holding Co. (Energy) 22,925
2,117 Advanced Petrochemical Co.
(Materials)* 16,929
32,016 Al Rajhi Bank (Financials) 777,433
811 Al Rajhi Co. for Co-operative
Insurance (Financials)* 24,427
20,353 Alinma Bank (Financials) 140,238
7,735 Almarai Co. JSC (Consumer
Staples) 105,768
14,745 Arab National Bank (Financials) 85,130
419 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 29,395
12,212 Bank AlBilad (Financials) 84,144
10,381 Bank Al-Jazira (Financials)* 35,363
20,352 Banque Saudi Fransi
(Financials) 93,741
1,232 Bupa Arabia for Cooperative
Insurance Co. (Financials) 54,841
1,221 Co. for Cooperative Insurance
(The) (Financials) 45,108
8,679 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 46,314
1,405 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 98,045
439 Elm Co. (Information
Technology) 119,847
6,269 Etihad Etisalat Co.
(Communication Services) 99,592
9,609 Jabal Omar Development Co.
(Real Estate)* 55,170
9,770 Jarir Marketing Co. (Consumer
Discretionary) 33,490
1,629 Makkah Construction &
Development Co. (Real Estate) 42,031
1,578 Mouwasat Medical Services Co.
(Health Care) 30,537
648 Nahdi Medical Co. (Consumer
Staples) 21,072
6,942 Rabigh Refining &
Petrochemical Co. (Energy)* 12,638
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
24,425 Riyad Bank (Financials) $ 189,129
771 Riyadh Cables Group Co.
(Industrials) 28,566
3,876 SABIC Agri-Nutrients Co.
(Materials) 99,079
397 SAL Saudi Logistics Services
(Industrials) 18,836
20,126 Saudi Arabian Mining Co.
(Materials)* 273,593
94,175 Saudi Arabian Oil Co.
(Energy)
(a)
627,557
841 Saudi Aramco Base Oil Co.
(Materials) 22,327
16,637 Saudi Awwal Bank (Financials) 149,667
14,954 Saudi Basic Industries Corp.
(Materials) 222,019
12,987 Saudi Electricity Co. (Utilities) 49,017
5,531 Saudi Industrial Investment
Group (Materials) 24,385
10,045 Saudi Investment Bank (The)
(Financials) 39,627
12,212 Saudi Kayan Petrochemical Co.
(Materials)* 16,373
48,072 Saudi National Bank (The)
(Financials) 444,631
532 Saudi Research & Media Group
(Communication Services)* 20,335
797 Saudi Tadawul Group Holding
Co. (Financials) 37,134
31,063 Saudi Telecom Co.
(Communication Services) 346,925
4,579 Yanbu National Petrochemical
Co. (Materials) 36,372
4,872,596
Singapore – 1.1%
58,985 CapitaLand Ascendas REIT
REIT (Real Estate) 121,208
93,229 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 151,092
39,883 CapitaLand Investment Ltd.
(Real Estate) 77,935
7,329 City Developments Ltd. (Real
Estate) 27,507
32,809 DBS Group Holdings Ltd.
(Financials) 1,137,731
94,206 Genting Singapore Ltd.
(Consumer Discretionary) 50,405
44,204 Grab Holdings Ltd., Class A
(Industrials)* 215,273
3,785 Hafnia Ltd. (Energy) 19,078
1,075 Jardine Cycle & Carriage Ltd.
(Industrials) 20,381
23,041 Keppel Ltd. (Industrials) 121,315
34,139 Mapletree Industrial Trust REIT
(Real Estate) 51,092
55,239 Mapletree Logistics Trust REIT
(Real Estate) 47,546

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
38,135 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) $ 34,894
52,452 Oversea-Chinese Banking Corp.
Ltd. (Financials) 660,124
14,435 SATS Ltd. (Industrials) 34,588
6,045 Sea Ltd. ADR (Communication
Services)* 969,437
53,623 Seatrium Ltd. (Industrials)
(b)
85,241
14,895 Sembcorp Industries Ltd.
(Utilities) 76,462
22,001 Singapore Airlines Ltd.
(Industrials) 121,640
13,591 Singapore Exchange Ltd.
(Financials) 147,756
25,225 Singapore Technologies
Engineering Ltd. (Industrials) 152,962
118,678 Singapore Telecommunications
Ltd. (Communication Services) 350,623
10,809 STMicroelectronics NV
(Information Technology) 271,249
21,819 United Overseas Bank Ltd.
(Financials) 599,109
8,727 UOL Group Ltd. (Real Estate) 38,641
5,583,289
South Africa – 1.0%
12,747 Absa Group Ltd. (Financials) 122,349
20,110 Anglo American PLC
(Materials)* 597,982
5,960 Aspen Pharmacare Holdings
Ltd. (Health Care) 39,986
5,549 Bid Corp. Ltd. (Consumer
Staples) 146,371
5,638 Bidvest Group Ltd. (Industrials) 76,055
1,432 Capitec Bank Holdings Ltd.
(Financials) 273,308
4,019 Clicks Group Ltd. (Consumer
Staples) 86,396
8,835 Discovery Ltd. (Financials) 106,700
4,003 Exxaro Resources Ltd. (Energy) 32,587
83,139 FirstRand Ltd. (Financials) 343,053
14,616 Gold Fields Ltd. (Materials) 328,104
8,986 Harmony Gold Mining Co. Ltd.
(Materials) 127,270
14,457 Impala Platinum Holdings Ltd.
(Materials)* 103,375
3,496 Investec Ltd. (Financials) 24,646
931 Kumba Iron Ore Ltd.
(Materials) 15,192
4,175 Mr Price Group Ltd. (Consumer
Discretionary) 55,792
27,936 MTN Group Ltd.
(Communication Services) 193,382
4,822 MultiChoice Group
(Communication Services)* 31,217
2,630 Naspers Ltd., Class N
(Consumer Discretionary) 752,092
7,244 Nedbank Group Ltd.
(Financials) 102,497
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
5,465 Northam Platinum Holdings
Ltd. (Materials) $ 45,836
80,976 Old Mutual Ltd. (Financials) 52,332
14,039 OUTsurance Group Ltd.
(Financials) 59,048
37,708 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
60,955
8,427 Remgro Ltd. (Financials) 74,425
27,324 Sanlam Ltd. (Financials) 134,097
9,744 Sasol Ltd. (Materials)* 43,827
7,876 Shoprite Holdings Ltd.
(Consumer Staples) 127,364
46,480 Sibanye Stillwater Ltd.
(Materials)* 70,579
21,863 Standard Bank Group Ltd.
(Financials) 282,394
1,425 Valterra Platinum Limited
(Materials) 55,613
9,839 Vodacom Group Ltd.
(Communication Services) 75,067
14,880 Woolworths Holdings Ltd.
(Consumer Discretionary) 48,288
4,688,179
South Korea – 2.7%
593 Alteogen, Inc. (Health Care)* 141,835
483 Amorepacific Corp. (Consumer
Staples) 46,805
392 Amorepacific Holdings Corp.
(Consumer Staples) 7,444
121 BGF retail Co. Ltd. (Consumer
Staples) 8,989
4,482 BNK Financial Group, Inc.
(Financials) 35,929
304 Celltrion Pharm, Inc. (Health
Care)* 10,808
2,600 Celltrion, Inc. (Health Care) 303,399
1,065 Cheil Worldwide, Inc.
(Communication Services) 14,172
130 CJ CheilJedang Corp.
(Consumer Staples) 21,813
204 CJ Corp. (Industrials) 20,153
140 CJ Logistics Corp. (Industrials) 8,158
898 Coway Co. Ltd. (Consumer
Discretionary) 57,862
589 DB HiTek Co. Ltd. (Information
Technology) 16,649
725 DB Insurance Co. Ltd.
(Financials) 52,810
500 Dongsuh Cos., Inc. (Consumer
Staples) 9,422
814 Doosan Bobcat, Inc.
(Industrials) 27,729
108 Doosan Co. Ltd. (Industrials) 38,200
7,132 Doosan Enerbility Co. Ltd.
(Industrials)* 208,579
321 Doosan Robotics, Inc.
(Industrials)* 10,982
760 Ecopro BM Co. Ltd.
(Industrials)* 49,411

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,634 Ecopro Co. Ltd. (Industrials) $ 50,689
294 E-MART, Inc. (Consumer
Staples) 19,455
240 F&F Co. Ltd. (Consumer
Discretionary) 13,133
742 GS Holdings Corp. (Industrials) 23,421
4,576 Hana Financial Group, Inc.
(Financials) 241,121
413 Hanjin Kal Corp. (Consumer
Discretionary) 42,297
1,137 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 31,728
106 Hanmi Pharm Co. Ltd. (Health
Care) 23,932
302 Hanmi Science Co. Ltd. (Health
Care) 7,749
703 Hanmi Semiconductor Co. Ltd.
(Information Technology) 40,966
2,496 Hanon Systems (Consumer
Discretionary)* 5,463
491 Hanwha Aerospace Co. Ltd.
(Industrials) 288,614
556 Hanwha Corp. (Industrials) 30,425
4,245 Hanwha Life Insurance Co. Ltd.
(Financials)* 9,092
1,715 Hanwha Ocean Co. Ltd.
(Industrials)* 96,956
1,729 Hanwha Solutions Corp.
(Materials) 37,345
975 Hanwha Systems Co. Ltd.
(Industrials) 32,083
698 HD Hyundai Co. Ltd. (Energy) 56,510
351 HD Hyundai Electric Co. Ltd.
(Industrials) 96,419
317 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 93,168
147 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 19,157
378 HD HYUNDAI MIPO
(Industrials) 53,014
740 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) 169,754
499 HL Mando Co. Ltd. (Consumer
Discretionary) 12,188
1,930 HLB, Inc. (Health Care)* 76,377
4,035 HMM Co. Ltd. (Industrials) 62,293
505 Hotel Shilla Co. Ltd. (Consumer
Discretionary)* 18,155
95 Hugel, Inc. (Health Care)* 22,860
298 HYBE Co. Ltd.
(Communication Services)* 57,453
103 Hyundai Autoever Corp.
(Information Technology) 10,705
327 Hyundai Elevator Co. Ltd.
(Industrials) 17,989
1,204 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 55,675
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
619 Hyundai Glovis Co. Ltd.
(Industrials) $ 50,877
964 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials)* 17,013
1,036 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 189,975
2,193 Hyundai Motor Co. (Consumer
Discretionary) 294,530
1,201 Hyundai Rotem Co. Ltd.
(Industrials) 127,438
1,389 Hyundai Steel Co. (Materials) 28,390
4,156 Industrial Bank of Korea
(Financials) 47,413
458 JYP Entertainment Corp.
(Communication Services) 24,797
5,017 Kakao Corp. (Communication
Services) 155,270
3,550 KakaoBank Corp. (Financials) 60,466
361 Kakaopay Corp. (Financials)* 9,904
1,901 Kangwon Land, Inc. (Consumer
Discretionary) 23,478
6,070 KB Financial Group, Inc.
(Financials) 458,869
64 KCC Corp. (Materials) 14,264
201 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 9,149
338 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 10,583
4,106 Kia Corp. (Consumer
Discretionary) 266,055
218 KIWOOM Securities Co. Ltd.
(Financials) 25,692
1,166 Korea Aerospace Industries Ltd.
(Industrials) 70,651
4,267 Korea Electric Power Corp.
(Utilities) 93,863
432 Korea Gas Corp. (Utilities) 12,947
685 Korea Investment Holdings Co.
Ltd. (Financials) 53,620
176 Korea Zinc Co. Ltd. (Materials) 93,249
3,058 Korean Air Lines Co. Ltd.
(Industrials) 49,870
476 Krafton, Inc. (Communication
Services)* 127,306
1,063 KT Corp. (Communication
Services) 39,139
1,587 KT&G Corp. (Consumer
Staples) 138,260
273 Kumho Petrochemical Co. Ltd.
(Materials) 22,854
825 LEENO Industrial, Inc.
(Information Technology) 23,679
780 LG Chem Ltd. (Materials) 111,542
1,479 LG Corp. (Industrials) 76,110
3,691 LG Display Co. Ltd.
(Information Technology)* 23,034

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,790 LG Electronics, Inc. (Consumer
Discretionary) $ 92,244
155 LG H&H Co. Ltd. (Consumer
Staples) 36,624
233 LG Innotek Co. Ltd.
(Information Technology) 24,470
3,555 LG Uplus Corp.
(Communication Services) 32,981
203 LIG Nex1 Co. Ltd. (Industrials) 63,120
392 LigaChem Biosciences, Inc.
(Health Care)* 32,645
302 Lotte Chemical Corp.
(Materials) 13,068
422 Lotte Corp. (Industrials) 9,115
171 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 9,990
267 LS Corp. (Industrials) 30,828
245 LS Electric Co. Ltd.
(Industrials) 44,838
1,515 Meritz Financial Group, Inc.
(Financials) 122,654
4,104 Mirae Asset Securities Co. Ltd.
(Financials) 46,254
727 Misto Holdings Corp.
(Consumer Discretionary) 18,996
2,183 NAVER Corp. (Communication
Services) 296,668
227 NCSoft Corp. (Communication
Services) 25,091
336 Netmarble Corp.
(Communication Services)
(a)
12,444
2,054 NH Investment & Securities Co.
Ltd. (Financials) 25,666
50 NongShim Co. Ltd. (Consumer
Staples) 15,366
369 Orion Corp. (Consumer Staples) 29,526
3,770 Pan Ocean Co. Ltd. (Industrials) 10,124
459 Pearl Abyss Corp.
(Communication Services)* 12,792
847 Posco DX Co. Ltd. (Information
Technology) 13,567
470 POSCO Future M Co. Ltd.
(Industrials)* 39,720
1,208 POSCO Holdings, Inc.
(Materials) 218,888
852 Posco International Corp.
(Industrials) 30,290
131 Rainbow Robotics (Industrials)* 25,114
279 S-1 Corp. (Industrials) 13,387
238 Sam Chun Dang Pharm Co. Ltd.
(Health Care) 25,271
293 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
219,161
1,219 Samsung C&T Corp.
(Industrials) 132,352
365 Samsung Card Co. Ltd.
(Financials) 11,429
2,578 Samsung E&A Co. Ltd.
(Industrials) 40,640
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
912 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) $ 80,776
77,405 Samsung Electronics Co. Ltd.
(Information Technology) 3,152,976
516 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 151,281
10,763 Samsung Heavy Industries Co.
Ltd. (Industrials)* 131,836
1,260 Samsung Life Insurance Co.
Ltd. (Financials) 90,320
972 Samsung SDI Co. Ltd.
(Information Technology) 118,990
603 Samsung SDS Co. Ltd.
(Information Technology) 56,904
1,031 Samsung Securities Co. Ltd.
(Financials) 45,209
69 Samyang Foods Co. Ltd.
(Consumer Staples) 55,562
7,154 Shinhan Financial Group Co.
Ltd. (Financials) 301,259
464 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 31,276
395 SK Bioscience Co. Ltd. (Health
Care)* 12,912
8,833 SK Hynix, Inc. (Information
Technology) 1,309,233
445 SK IE Technology Co. Ltd.
(Industrials)*
(a)
6,886
1,469 SK Square Co. Ltd.
(Industrials)* 122,230
863 SK Telecom Co. Ltd.
(Communication Services) 32,213
593 SK, Inc. (Industrials) 70,359
307 SKC Co. Ltd. (Materials)* 19,826
684 S-Oil Corp. (Energy) 26,969
10,787 Woori Financial Group, Inc.
(Financials) 150,660
908 Yuhan Corp. (Health Care) 68,641
13,469,263
Spain – 1.8%
2,846 ACS Actividades de
Construccion y Servicios SA
(Industrials) 186,909
1,221 Aena SME SA (Industrials)
(a)
328,516
7,346 Amadeus IT Group SA
(Consumer Discretionary) 611,956
92,907 Banco Bilbao Vizcaya
Argentaria SA (Financials) 1,393,295
248,164 Banco Santander SA
(Financials) 1,980,832
57,134 CaixaBank SA (Financials) 485,682
9,459 Cellnex Telecom SA
(Communication Services)*
(a)
362,097
5,255 Endesa SA (Utilities) 160,359
97,420 Iberdrola SA (Utilities) 1,778,386
18,048 Industria de Diseno Textil SA
(Consumer Discretionary) 977,736

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
1,721 Naturgy Energy Group SA
(Utilities)
(b)
$ 50,837
6,711 Redeia Corp. SA (Utilities) 138,660
19,214 Repsol SA (Energy) 258,590
65,669 Telefonica SA (Communication
Services) 351,283
9,065,138
Sweden – 2.0%
2,916 AAK AB (Consumer Staples) 81,242
3,967 AddTech AB, Class B
(Industrials) 136,048
4,685 Alfa Laval AB (Industrials) 198,864
15,875 Assa Abloy AB, Class B
(Industrials) 502,284
41,348 Atlas Copco AB, Class A
(Industrials) 662,518
24,988 Atlas Copco AB, Class B
(Industrials) 355,245
1,968 Avanza Bank Holding AB
(Financials)
(b)
70,033
1,799 Axfood AB (Consumer Staples) 52,406
6,207 Beijer Ref AB (Industrials) 91,441
4,464 Boliden AB (Materials)* 139,382
6,752 Castellum AB (Real Estate) 83,654
2,250 Embracer Group AB
(Communication Services)* 27,337
10,318 Epiroc AB, Class A (Industrials) 230,424
6,264 Epiroc AB, Class B (Industrials) 122,281
7,936 EQT AB (Financials)
(b)
231,843
10,011 Essity AB, Class B (Consumer
Staples) 292,150
10,918 Fastighets AB Balder, Class B
(Real Estate)* 76,364
3,613 Getinge AB, Class B (Health
Care) 69,590
9,116 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
130,311
32,048 Hexagon AB, Class B
(Information Technology) 322,317
1,506 Holmen AB, Class B (Materials) 62,090
6,373 Husqvarna AB, Class B
(Industrials) 32,154
1,943 Industrivarden AB, Class A
(Financials) 70,276
2,144 Industrivarden AB, Class C
(Financials) 77,300
4,438 Indutrade AB (Industrials) 120,041
2,239 Investment AB Latour, Class B
(Industrials) 58,930
7,969 Investor AB, Class A
(Financials) 233,803
29,627 Investor AB, Class B
(Financials) 870,461
747 L E Lundbergforetagen AB,
Class B (Financials) 38,077
3,741 Lifco AB, Class B (Industrials) 152,056
24,503 Nibe Industrier AB, Class B
(Industrials)
(b)
100,181
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
2,343 Nordnet AB publ (Financials) $ 63,326
5,114 Saab AB, Class B (Industrials) 257,991
3,376 Sagax AB, Class B (Real
Estate)
(b)
73,742
17,386 Sandvik AB (Industrials) 379,037
8,341 Securitas AB, Class B
(Industrials) 123,097
26,342 Skandinaviska Enskilda Banken
AB, Class A (Financials) 438,670
5,503 Skanska AB, Class B
(Industrials) 130,572
6,194 SKF AB, Class B (Industrials) 135,940
3,658 SSAB AB, Class A (Materials) 22,005
10,537 SSAB AB, Class B (Materials) 62,421
9,924 Svenska Cellulosa AB SCA,
Class B (Materials) 133,957
23,136 Svenska Handelsbanken AB,
Class A (Financials) 308,441
550 Svenska Handelsbanken AB,
Class B (Financials) 11,487
3,003 Sweco AB, Class B (Industrials) 52,056
14,258 Swedbank AB, Class A
(Financials) 385,213
3,860 Swedish Orphan Biovitrum AB
(Health Care)* 117,830
9,181 Tele2 AB, Class B
(Communication Services) 137,118
48,348 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 410,142
37,449 Telia Co. AB (Communication
Services) 144,416
1,755 Thule Group AB (Consumer
Discretionary)
(a)
46,191
3,478 Trelleborg AB, Class B
(Industrials) 127,171
3,155 Volvo AB, Class A (Industrials) 87,506
24,383 Volvo AB, Class B (Industrials) 675,010
7,886 Volvo Car AB, Class B
(Consumer Discretionary)*
(b)
14,278
10,028,720
Switzerland – 2.5%
26,212 ABB Ltd. (Industrials) 1,484,884
16 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 257,659
8,763 Cie Financiere Richemont SA
(Consumer Discretionary) 1,651,696
4,296 DSM-Firmenich AG (Materials) 478,047
1,800 Galderma Group AG (Health
Care) 235,969
549 Geberit AG (Industrials) 409,637
150 Givaudan SA (Materials) 753,697
851 Kuehne + Nagel International
AG (Industrials) 191,683
1,142 Lonza Group AG (Health Care) 791,219
352 Partners Group Holding AG
(Financials) 472,161

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
328 Schindler Holding AG
(Industrials) $ 112,587
676 Schindler Holding AG
(Industrials) 240,597
2,470 SGS SA (Industrials) 257,899
2,486 Sika AG (Materials) 664,809
1,770 Straumann Holding AG (Health
Care) 227,404
473 Swiss Life Holding AG
(Financials) 472,914
422 Swisscom AG (Communication
Services) 290,477
53,289 UBS Group AG (Financials) 1,698,788
2,409 Zurich Insurance Group AG
(Financials) 1,692,502
12,384,629
Taiwan – 5.3%
8,390 Accton Technology Corp.
(Information Technology) 208,571
48,652 Acer, Inc. (Information
Technology) 56,333
7,158 Advantech Co. Ltd.
(Information Technology) 81,687
1,191 Alchip Technologies Ltd.
(Information Technology) 111,674
61,229 ASE Technology Holding Co.
Ltd. (Information Technology) 281,949
42,693 Asia Cement Corp. (Materials) 59,619
4,941 Asia Vital Components Co. Ltd.
(Information Technology) 102,221
500 ASMedia Technology, Inc.
(Information Technology) 32,618
498 ASPEED Technology, Inc.
(Information Technology) 65,473
11,658 Asustek Computer, Inc.
(Information Technology) 243,130
95,963 AUO Corp. (Information
Technology)* 41,147
10,846 Catcher Technology Co. Ltd.
(Information Technology) 76,002
151,405 Cathay Financial Holding Co.
Ltd. (Financials) 302,118
25,612 Chailease Holding Co. Ltd.
(Financials) 103,838
100,860 Chang Hwa Commercial Bank
Ltd. (Financials) 61,421
35,933 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 60,910
9,955 Chicony Electronics Co. Ltd.
(Information Technology) 56,139
47,463 China Airlines Ltd. (Industrials) 35,080
202,280 China Steel Corp. (Materials) 133,308
6,690 Chroma ATE, Inc. (Information
Technology) 74,895
63,159 Chunghwa Telecom Co. Ltd.
(Communication Services) 272,923
66,196 Compal Electronics, Inc.
(Information Technology) 63,615
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
261,099 CTBC Financial Holding Co.
Ltd. (Financials) $ 355,903
30,921 Delta Electronics, Inc.
(Information Technology) 385,887
14,978 E Ink Holdings, Inc.
(Information Technology) 105,956
254,825 E.Sun Financial Holding Co.
Ltd. (Financials) 253,392
3,748 Eclat Textile Co. Ltd.
(Consumer Discretionary)* 53,965
4,860 Elite Material Co. Ltd.
(Information Technology) 121,466
1,020 eMemory Technology, Inc.
(Information Technology) 81,856
44,546 Eva Airways Corp. (Industrials) 60,721
16,704 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 136,281
49,691 Far Eastern New Century Corp.
(Industrials) 54,386
26,530 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 76,575
10,589 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 42,931
185,218 First Financial Holding Co. Ltd.
(Financials) 167,180
55,929 Formosa Chemicals & Fibre
Corp. (Materials) 44,697
71,236 Formosa Plastics Corp.
(Materials) 82,483
3,312 Fortune Electric Co. Ltd.
(Industrials) 50,782
16,378 Foxconn Technology Co. Ltd.
(Information Technology) 33,118
124,933 Fubon Financial Holding Co.
Ltd. (Financials) 331,837
5,333 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 21,176
8,956 Gigabyte Technology Co. Ltd.
(Information Technology) 82,482
1,450 Global Unichip Corp.
(Information Technology) 56,368
4,505 Globalwafers Co. Ltd.
(Information Technology) 47,352
5,367 Gold Circuit Electronics Ltd.
(Information Technology) 46,563
32,236 Highwealth Construction Corp.
(Real Estate) 43,027
4,607 Hiwin Technologies Corp.
(Industrials) 34,512
195,371 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 1,016,997
1,525 Hon Precision, Inc. (Information
Technology)* 50,429
5,317 Hotai Motor Co. Ltd.
(Consumer Discretionary) 113,194
167,201 Hua Nan Financial Holdings
Co. Ltd. (Financials) 146,734

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
124,107 Innolux Corp. (Information
Technology) $ 50,523
4,192 International Games System Co.
Ltd. (Communication Services) 117,919
52,116 Inventec Corp. (Information
Technology) 73,300
1,692 Jentech Precision Industrial Co.
Ltd. (Information Technology) 76,502
269,529 KGI Financial Holding Co. Ltd.
(Financials) 155,592
1,281 King Slide Works Co. Ltd.
(Information Technology) 87,627
18,480 King Yuan Electronics Co. Ltd.
(Information Technology) 59,815
1,582 Largan Precision Co. Ltd.
(Information Technology) 122,206
36,965 Lite-On Technology Corp.
(Information Technology) 125,196
1,486 Lotes Co. Ltd. (Information
Technology) 65,205
23,995 MediaTek, Inc. (Information
Technology) 1,008,849
194,817 Mega Financial Holding Co.
Ltd. (Financials) 257,754
11,824 Micro-Star International Co.
Ltd. (Information Technology) 56,223
1,367 momo.com, Inc. (Consumer
Discretionary) 13,912
93,492 Nan Ya Plastics Corp.
(Materials) 89,379
3,546 Nan Ya Printed Circuit Board
Corp. (Information Technology) 12,424
19,232 Nanya Technology Corp.
(Information Technology)* 29,231
3,134 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 45,282
9,408 Novatek Microelectronics Corp.
(Information Technology) 161,988
1,260 Parade Technologies Ltd.
(Information Technology) 24,259
32,181 Pegatron Corp. (Information
Technology) 90,094
4,119 PharmaEssentia Corp. (Health
Care)* 68,722
2,751 Phison Electronics Corp.
(Information Technology) 46,449
38,203 Pou Chen Corp. (Consumer
Discretionary) 39,773
50,109 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 25,917
11,032 Powertech Technology, Inc.
(Information Technology) 43,070
9,134 President Chain Store Corp.
(Consumer Staples) 77,873
42,246 Quanta Computer, Inc.
(Information Technology)* 382,728
7,543 Realtek Semiconductor Corp.
(Information Technology) 136,168
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
29,339 Ruentex Development Co. Ltd.
(Real Estate) $ 29,272
11,727 Ruentex Industries Ltd.
(Consumer Discretionary) 19,761
75,505 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 117,282
4,431 Shihlin Electric & Engineering
Corp. (Industrials) 26,466
275,333 Shin Kong Financial Holding
Co. Ltd. (Financials)* 110,708
8,824 Sino-American Silicon
Products, Inc. (Information
Technology) 33,272
201,575 SinoPac Financial Holdings Co.
Ltd. (Financials) 154,367
20,961 Synnex Technology
International Corp. (Information
Technology) 49,800
31,452 TA Chen Stainless Pipe
(Materials) 37,310
69,000 Taichung Commercial Bank Co.
Ltd. (Financials) 47,315
203,017 Taishin Financial Holding Co.
Ltd. (Financials) 116,180
114,859 Taiwan Business Bank
(Financials) 56,532
182,905 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 146,478
11,157 Taiwan Fertilizer Co. Ltd.
(Materials) 19,434
34,544 Taiwan High Speed Rail Corp.
(Industrials) 31,641
28,652 Taiwan Mobile Co. Ltd.
(Communication Services) 108,992
397,898 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 12,839,060
33,858 Tatung Co. Ltd. (Industrials)* 47,169
119,103 TCC Group Holdings Co. Ltd.
(Materials) 116,645
28,903 Teco Electric and Machinery
Co. Ltd. (Industrials) 50,826
8,147 Tripod Technology Corp.
(Information Technology) 58,176
21,472 Unimicron Technology Corp.
(Information Technology) 75,947
78,644 Uni-President Enterprises Corp.
(Consumer Staples) 208,888
191,732 United Microelectronics Corp.
(Information Technology) 299,096
14,888 Vanguard International
Semiconductor Corp.
(Information Technology) 41,531
1,526 VisEra Technologies Co. Ltd.
(Information Technology) 10,897
1,174 Voltronic Power Technology
Corp. (Industrials) 52,886

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
46,449 Walsin Lihwa Corp.
(Industrials) $ 33,633
23,307 Wan Hai Lines Ltd. (Industrials) 83,993
49,735 Winbond Electronics Corp.
(Information Technology)* 29,374
44,802 Wistron Corp. (Information
Technology) 174,164
1,552 Wiwynn Corp. (Information
Technology) 125,326
26,104 WPG Holdings Ltd.
(Information Technology) 61,322
9,041 WT Microelectronics Co. Ltd.
(Information Technology) 37,409
7,727 Yageo Corp. (Information
Technology) 126,340
29,005 Yang Ming Marine Transport
Corp. (Industrials) 77,041
187,331 Yuanta Financial Holding Co.
Ltd. (Financials) 195,967
5,858 Yulon Finance Corp.
(Financials) 21,600
10,059 Yulon Motor Co. Ltd.
(Consumer Discretionary) 12,302
10,582 Zhen Ding Technology Holding
Ltd. (Information Technology) 36,370
26,087,673
Thailand – 0.4%
17,910 Advanced Info Service PCL,
NVDR (Communication
Services) 156,036
124,780 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 7,526
183,956 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 120,480
129,419 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 21,092
144,372 Banpu PCL, NVDR (Energy) 20,406
15,979 Berli Jucker PCL, NVDR
(Consumer Staples) 9,638
129,510 BTS Group Holdings PCL,
NVDR (Industrials)* 17,595
8,576 Bumrungrad Hospital PCL,
NVDR (Health Care) 36,574
5,006 Carabao Group PCL, NVDR
(Consumer Staples) 8,959
53,164 Central Pattana PCL, NVDR
(Real Estate) 73,687
64,252 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 47,953
13,266 Com7 PCL, NVDR (Consumer
Discretionary) 8,042
91,941 CP ALL PCL, NVDR
(Consumer Staples) 131,634
22,011 CP AXTRA PCL, NVDR
(Consumer Staples) 12,605
76,300 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 241,724
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
3,781 Electricity Generating PCL,
NVDR (Utilities) $ 12,209
10,890 Global Power Synergy PCL,
NVDR (Utilities) 10,781
69,270 Gulf Development PCL, NVDR
(Utilities)* 94,955
79,946 Home Product Center
PCL, NVDR (Consumer
Discretionary) 18,752
28,388 Indorama Ventures PCL, NVDR
(Materials) 17,555
9,836 Kasikornbank PCL, NVDR
(Financials) 46,143
57,852 Krung Thai Bank PCL, NVDR
(Financials) 39,123
15,414 Krungthai Card PCL, NVDR
(Financials) 18,078
88,669 Land & Houses PCL, NVDR
(Real Estate) 10,858
55,681 Minor International
PCL, NVDR (Consumer
Discretionary) 42,065
10,758 Muangthai Capital PCL, NVDR
(Financials) 13,682
27,627 Osotspa PCL, NVDR
(Consumer Staples) 13,381
22,897 PTT Exploration & Production
PCL, NVDR (Energy) 68,354
31,558 PTT Global Chemical PCL,
NVDR (Materials) 19,996
45,916 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 16,505
226,042 PTT PCL, NVDR (Energy) 204,851
9,947 Ratch Group PCL, NVDR
(Utilities) 7,727
13,969 SCB X PCL, NVDR
(Financials) 50,425
19,885 SCG Packaging PCL, NVDR
(Materials) 9,995
12,832 Siam Cement PCL (The),
NVDR (Materials) 64,888
14,625 Srisawad Corp. PCL, NVDR
(Financials) 8,153
142,945 Thai Beverage PCL (Consumer
Staples) 52,097
38,885 Thai Life Insurance PCL,
NVDR (Financials) 12,911
18,894 Thai Oil PCL, NVDR (Energy) 17,123
37,903 Thai Union Group PCL, NVDR
(Consumer Staples) 11,546
20,449 TIDLOR Holdings PCL, NVDR
(Financials) 10,527
3,316 Tisco Financial Group PCL,
NVDR (Financials) 9,849
402,765 TMBThanachart Bank PCL,
NVDR (Financials) 23,557

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
167,640 True Corp. PCL, NVDR
(Communication Services)* $ 63,834
1,903,871
Turkey – 0.2%
1,415 AG Anadolu Grubu Holding AS
(Industrials) 9,231
10,281 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS (Utilities) 6,356
45,197 Akbank TAS (Financials) 58,682
608 Akcansa Cimento AS
(Materials) 2,316
4,830 Akfen Yenilenebilir Enerji AS
(Utilities)* 1,920
21,141 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 4,892
3,910 Aksa Enerji Uretim AS
(Utilities) 3,234
2,267 Alarko Holding AS (Industrials) 4,682
1,118 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 1,255
2,686 Anadolu Anonim Turk Sigorta
Sirketi (Financials) 6,023
3,043 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 10,802
1,003 Anadolu Hayat Emeklilik AS
(Financials) 1,980
712 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 1,018
1,529 Arcelik AS (Consumer
Discretionary)* 4,107
19,541 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 64,536
3,275 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 7,807
1,734 Aydem Yenilenebilir Enerji AS
(Utilities) 710
823 Aygaz AS (Utilities) 2,689
6,659 Bera Holding AS (Industrials)* 2,384
1,121 Bien Yapi Urunleri Sanayi
Turizm ve Ticaret AS
(Industrials)* 1,203
6,844 BIM Birlesik Magazalar AS
(Consumer Staples) 83,017
425 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 3,582
61 Borusan Yatirim ve Pazarlama
AS (Financials) 2,854
73 Bosch Fren Sistemleri Sanayi
ve Ticaret AS (Consumer
Discretionary)* 314
45,052 Can2 Termik AS (Utilities)* 1,768
39 Celebi Hava Servisi AS
(Industrials) 1,782
6,601 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 8,108
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
13,420 Coca-Cola Icecek AS
(Consumer Staples) $ 16,675
3,620 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials) 1,326
3,819 DAP Gayrimenkul Gelistirme
AS (Real Estate)* 827
555 Deva Holding AS (Health Care) 772
14,483 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 5,411
683 Dogu Aras Enerji Yatirimlari AS
(Utilities) 827
1,176 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 5,202
302 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 1,362
17 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 3,598
2,007 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 2,358
30,019 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate)* 10,694
3,683 Enerjisa Enerji AS (Utilities)
(a)
5,007
37,490 Enerya Enerji AS (Utilities) 4,662
8,267 Enka Insaat ve Sanayi AS
(Industrials) 12,703
55,328 Eregli Demir ve Celik
Fabrikalari TAS (Materials)* 33,049
2,808 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 1,918
10,350 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 21,140
1,255 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 4,525
1,825 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 1,996
1,213 Gubre Fabrikalari TAS
(Materials)* 7,360
17,112 Haci Omer Sabanci Holding AS
(Financials) 33,708
62,355 Hektas Ticaret TAS (Materials)* 4,910
6,118 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 2,254
8,015 Is Yatirim Menkul Degerler AS
(Financials) 6,699
9,087 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 1,440
2,291 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 1,170
1,694 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials) 1,183

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,931 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* $ 2,906
1,518 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials)* 830
11,120 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 6,246
1,643 Kayseri Seker Fabrikasi AS
(Consumer Staples)* 834
11,128 KOC Holding AS (Industrials) 40,183
7,088 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 2,411
4,258 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 2,741
12 Konya Cimento Sanayii AS
(Materials)* 1,621
876 Kordsa Teknik Tekstil AS
(Consumer Discretionary)* 1,220
2,569 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 5,663
4,442 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 3,842
8,932 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
6,961
3,742 MIA Teknoloji AS (Information
Technology)* 2,941
1,526 Migros Ticaret AS (Consumer
Staples) 18,549
1,069 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
8,588
403 Nuh Cimento Sanayi AS
(Materials) 2,321
511 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials)* 5,053
18,876 Oyak Cimento Fabrikalari AS
(Materials)* 10,101
3,526 Pegasus Hava Tasimaciligi AS
(Industrials)* 21,673
19,365 Petkim Petrokimya Holding AS
(Materials)* 8,044
190 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 853
1,444 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 2,517
2,342 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 1,669
4,283 Sok Marketler Ticaret AS
(Consumer Staples) 3,621
2,766 TAV Havalimanlari Holding AS
(Industrials)* 15,359
2,869 Tekfen Holding AS (Industrials) 8,115
1,916 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 8,642
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
3,271 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) $ 5,151
14,983 Turk Altin Isletmeleri AS
(Materials)* 8,843
11,559 Turk Hava Yollari AO
(Industrials)* 80,488
7,268 Turk Telekomunikasyon AS
(Communication Services)* 10,214
390 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 5,556
19,721 Turkcell Iletisim Hizmetleri AS
(Communication Services) 47,667
9,534 Turkiye Halk Bankasi AS
(Financials)* 4,721
135,537 Turkiye Is Bankasi AS, Class C
(Financials) 37,129
14,874 Turkiye Petrol Rafinerileri AS
(Energy) 47,000
13,715 Turkiye Sigorta AS (Financials) 5,767
16,831 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 4,675
24,893 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 20,934
2,233 Ulker Biskuvi Sanayi AS
(Consumer Staples)* 6,009
4,829 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 1,074
2,043 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 1,724
54,445 Yapi ve Kredi Bankasi AS
(Financials)* 35,324
2,545 Yayla Agro Gida Sanayi
VE Nakliyat AS (Consumer
Staples)* 603
1,890 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 1,927
21,971 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 1,674
1,010,012
United Arab Emirates – 0.8%
48,408 Abu Dhabi Commercial Bank
PJSC (Financials) 159,207
24,140 Abu Dhabi Islamic Bank PJSC
(Financials) 126,056
49,875 Abu Dhabi National Energy Co.
PJSC (Utilities) 44,674
47,772 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 47,213
46,114 ADNOC Drilling Co. PJSC
(Energy) 65,913
127,527 Adnoc Gas PLC (Energy) 113,882
60,695 Aldar Properties PJSC (Real
Estate) 137,320
23,029 Alpha Dhabi Holding PJSC
(Industrials) 74,736
49,946 Borouge PLC (Materials) 33,723

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
149,538 Dubai Electricity & Water
Authority PJSC (Utilities) $ 111,146
48,124 Dubai Islamic Bank PJSC
(Financials) 108,092
13,630 Emaar Development PJSC (Real
Estate) 49,726
103,199 Emaar Properties PJSC (Real
Estate) 369,471
40,838 Emirates NBD Bank PJSC
(Financials) 249,053
57,801 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 270,357
73,425 First Abu Dhabi Bank PJSC
(Financials) 321,847
14,144 International Holding Co. PJSC
(Industrials)* 1,544,172
52,293 Modon Holding PSC
(Industrials)* 46,983
3,873,571
United Kingdom – 7.0%
15,667 3i Group PLC (Financials) 860,321
3,890 Admiral Group PLC
(Financials) 175,736
7,130 Ashtead Group PLC
(Industrials) 416,818
4,946 Associated British Foods PLC
(Consumer Staples) 138,935
24,896 AstraZeneca PLC (Health Care) 3,599,083
14,400 Auto Trader Group PLC
(Communication Services)
(a)
154,188
43,864 Aviva PLC (Financials) 361,187
49,559 BAE Systems PLC (Industrials) 1,270,827
235,731 Barclays PLC (Financials) 1,041,107
22,150 Barratt Redrow PLC (Consumer
Discretionary) 137,643
1,676 Berkeley Group Holdings PLC
(Consumer Discretionary) 95,379
32,290 British American Tobacco PLC
(Consumer Staples) 1,451,781
99,406 BT Group PLC
(Communication Services) 240,560
5,382 Bunzl PLC (Industrials) 172,448
84,966 Centrica PLC (Utilities) 181,439
44,121 CK Hutchison Holdings Ltd.
(Industrials) 248,413
3,371 Coca-Cola Europacific Partners
PLC (Consumer Staples) 309,424
27,796 Compass Group PLC
(Consumer Discretionary) 976,467
27,408 ConvaTec Group PLC (Health
Care)
(a)
107,113
2,142 Croda International PLC
(Materials) 88,622
1,641 DCC PLC (Industrials) 102,593
36,290 Diageo PLC (Consumer
Staples) 987,098
6,268 Halma PLC (Information
Technology) 245,636
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
2,620 Hikma Pharmaceuticals PLC
(Health Care) $ 75,611
293,097 HSBC Holdings PLC
(Financials) 3,451,378
12,866 Imperial Brands PLC
(Consumer Staples) 487,548
22,124 Informa PLC (Communication
Services) 234,327
2,443 InterContinental Hotels Group
PLC (Consumer Discretionary) 279,836
4,804 Intermediate Capital Group
PLC (Financials) 129,958
29,622 International Consolidated
Airlines Group SA ADR
(Industrials) 258,600
2,673 Intertek Group PLC
(Industrials) 172,520
29,182 J Sainsbury PLC (Consumer
Staples) 112,315
41,492 JD Sports Fashion PLC
(Consumer Discretionary) 47,069
31,505 Kingfisher PLC (Consumer
Discretionary) 117,941
11,401 Land Securities Group PLC
REIT (Real Estate) 97,323
95,758 Legal & General Group PLC
(Financials) 321,158
986,839 Lloyds Banking Group PLC
(Financials) 1,027,380
7,907 London Stock Exchange Group
PLC (Financials) 1,202,253
37,035 M&G PLC (Financials) 118,216
33,078 Marks & Spencer Group PLC
(Consumer Staples) 167,010
20,831 Melrose Industries PLC
(Industrials) 131,497
80,099 National Grid PLC (Utilities) 1,130,404
128,947 NatWest Group PLC
(Financials) 912,236
1,906 Next PLC (Consumer
Discretionary) 330,674
10,657 Pearson PLC (Consumer
Discretionary) 167,428
12,427 Phoenix Group Holdings PLC
(Financials) 106,249
11,185 Reckitt Benckiser Group PLC
(Consumer Staples) 759,004
30,324 RELX PLC (Industrials) 1,633,285
41,642 Rentokil Initial PLC
(Industrials) 197,446
13,515 Rightmove PLC
(Communication Services) 135,818
139,835 Rolls-Royce Holdings PLC
(Industrials) 1,633,434
16,378 Sage Group PLC (The)
(Information Technology) 269,235
12,983 Schroders PLC (Financials) 62,224
20,275 Segro PLC REIT (Real Estate) 190,573
4,383 Severn Trent PLC (Utilities) 159,766

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
14,510 Smith & Nephew PLC (Health
Care) $ 210,253
5,815 Smiths Group PLC (Industrials) 168,913
1,221 Spirax Group PLC (Industrials) 94,102
18,106 SSE PLC (Utilities) 429,981
32,189 Standard Chartered PLC
(Financials) 502,671
58,630 Taylor Wimpey PLC (Consumer
Discretionary) 94,523
110,326 Tesco PLC (Consumer Staples) 577,267
41,008 Unilever PLC (Consumer
Staples) 2,603,036
11,330 United Utilities Group PLC
(Utilities) 178,918
335,170 Vodafone Group PLC
(Communication Services) 347,493
4,310 Weir Group PLC (The)
(Industrials) 141,005
2,942 Whitbread PLC (Consumer
Discretionary) 114,818
11,213 Wise PLC, Class A
(Financials)* 166,183
17,831 WPP PLC (Communication
Services) 144,132
35,255,829
United States – 6.3%
8,029 Alcon AG (Health Care) 690,950
241,533 BP PLC (Energy) 1,171,776
8,002 CSL Ltd. (Health Care) 1,271,921
762 CyberArk Software Ltd.
(Information Technology)* 291,678
15,010 Experian PLC (Industrials) 747,528
7,827 Ferrovial SE (Industrials) 398,431
3,603 GFL Environmental, Inc.
(Industrials) 181,755
67,659 GSK PLC (Health Care) 1,375,011
150,154 Haleon PLC (Health Care) 838,108
8,085 Holcim AG (Materials)* 895,742
7,040 James Hardie Industries PLC
CDI (Materials)* 160,564
11,190 JBS SA (Consumer Staples) 78,322
655 Monday.com Ltd. (Information
Technology)* 194,856
43,475 Nestle SA (Consumer Staples) 4,640,932
32,717 Novartis AG (Health Care) 3,744,604
476 Roche Holding AG (Health
Care) 162,230
11,672 Roche Holding AG (Health
Care) 3,772,036
18,117 Sanofi SA (Health Care) 1,800,054
8,975 Schneider Electric SE
(Industrials) 2,255,308
99,908 Shell PLC (Energy) 3,300,237
32,162 Stellantis NV (Consumer
Discretionary) 327,330
4,717 Swiss Re AG (Financials) 833,965
5,941 Tenaris SA (Energy) 99,617
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
4,194 Waste Connections, Inc.
(Industrials) $ 824,372
30,057,327
Zambia – 0.0%
11,169 First Quantum Minerals Ltd.
(Materials)* 165,145
TOTAL COMMON STOCKS
(Cost $311,054,573)
483,346,157
Shares Description Rate Value
a
Preferred Stocks – 0.7%
Brazil – 0.4%
86,274 Banco Bradesco
SA (Financials) 8.28% 243,829
4,038 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 4.12 33,088
31,067 Cia Energetica
de Minas Gerais
(Utilities) 17.12 58,751
17,172 Cia Paranaense
de Energia -
Copel (Utilities) 6.45 37,957
22,804 Gerdau SA
(Materials) 4.20 60,669
87,076 Itau Unibanco
Holding SA
(Financials) 6.40 568,602
94,318 Itausa SA
(Financials) 8.19 182,151
74,680 Petroleo
Brasileiro
SA - Petrobras
(Energy) 11.57 402,581
18,761 Raizen SA
(Consumer
Discretionary) 0.52 6,350
1,593,978
Colombia – 0.0%
7,513 Grupo Cibest SA
(Financials) 10.57 77,242
Germany – 0.2%
977 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.84 80,912
1,829 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(a)
10.86 88,163
2,738 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.89 219,074

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Germany – (continued)
2,544 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.44% $ 101,371
409 Sartorius AG
(Health Care) 0.35 97,971
3,427 Volkswagen
AG (Consumer
Discretionary) 6.67 370,999
958,490
South Korea – 0.1%
572 Hyundai Motor
Co. (Consumer
Discretionary) 8.51 61,234
360 Hyundai Motor
Co. (Consumer
Discretionary) 8.50 38,591
13,655 Samsung
Electronics Co.
Ltd. (Information
Technology) 3.14 456,255
50 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 6.44 10,691
566,771
TOTAL PREFERRED STOCKS
(Cost $3,343,863)
3,196,481
Shares Description Value
Exchange-Traded Fund – 0.4%
United States – 0.4%
82,253 iShares MSCI Malaysia ETF
(Cost $1,785,598)
1,970,782
Units Description Expiration Month Value
A
Rights – 0.0%
India – 0.0%
1,197 Mahindra &
Mahindra
Financial
Services Ltd.* 06/25 925
South Korea – 0.0%
35 Hanwha
Aerospace Co.
Ltd.* 07/25 3,222
TOTAL RIGHTS
(Cost $0)
4,147
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
309 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
03/40 $ —
Shares Dividend Rate Value
aa a
Investment Company – 0.6%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
3,022,940 4.192% 3,022,940
(Cost $3,022,940)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $319,206,974)
491,540,507
a
Securities Lending Reinvestment Vehicle – 1.1%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,630,830 4.216% 5,630,830
(Cost $5,630,830)
TOTAL INVESTMENTS – 100.9%
(Cost $324,837,804)
$ 497,171,337
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.9)%
(4,323,009)
NET ASSETS – 100.0%
$ 492,848,328
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 24.0%
Industrials 15.1
Information Technology 12.5
Consumer Discretionary 10.5
Health Care 7.7
Consumer Staples 6.8

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Materials 6.0%
Communication Services 6.0
Energy 4.4
Utilities 3.0
Real Estate 1.9
Investment Company 0.6
Exchange-Traded Fund 0.4
Securities Lending Reinvestment Vehicle 1.1
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 20 06/20/25 $ 2,604,500 $ 224,194
MSCI Emerging Markets Index 18 06/20/25 1,034,370 61,023
Total Futures Contracts
$ 285,217

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 9.5%
196,883 Alphabet, Inc., Class A $ 33,812,687
172,959 Alphabet, Inc., Class C 29,895,963
5,786 AST SpaceMobile, Inc.*
(a)
133,483
242,396 AT&T, Inc. 6,738,609
3,174 Charter Communications, Inc.,
Class A* 1,257,761
126,398 Comcast Corp., Class A 4,369,579
4,540 EchoStar Corp., Class A* 80,494
7,975 Electronic Arts, Inc. 1,146,646
7,420 Fox Corp., Class A 407,655
4,460 Fox Corp., Class B 224,249
7,824 Frontier Communications Parent,
Inc.* 283,464
12,554 Interpublic Group of Cos., Inc.
(The) 300,794
558 Liberty Broadband Corp., Class
A* 51,838
3,907 Liberty Broadband Corp., Class
C* 366,477
5,658 Liberty Global Ltd., Class A
(Belgium)* 54,487
5,315 Liberty Global Ltd., Class C
(Belgium)* 52,512
800 Liberty Media Corp.-Liberty
Formula One, Class A* 70,496
7,131 Liberty Media Corp.-Liberty
Formula One, Class C* 688,355
655 Liberty Media Corp.-Liberty
Live, Class A* 47,068
1,531 Liberty Media Corp.-Liberty
Live, Class C* 111,687
5,395 Live Nation Entertainment, Inc.* 740,140
8,037 Match Group, Inc. 240,628
73,709 Meta Platforms, Inc., Class A 47,725,840
14,106 Netflix, Inc.* 17,029,186
5,227 New York Times Co. (The),
Class A 298,566
13,011 News Corp., Class A 367,431
3,491 News Corp., Class B 114,225
970 Nexstar Media Group, Inc. 165,307
6,630 Omnicom Group, Inc. 486,907
20,070 Paramount Global, Class B 242,847
20,048 Pinterest, Inc., Class A* 623,693
3,687 Reddit, Inc., Class A* 414,234
18,827 ROBLOX Corp., Class A* 1,637,572
4,263 Roku, Inc.* 308,897
6,519 Sirius XM Holdings, Inc. 141,332
35,661 Snap, Inc., Class A* 294,203
5,209 Spotify Technology SA* 3,464,714
5,561 Take-Two Interactive Software,
Inc.* 1,258,343
2,420 TKO Group Holdings, Inc. 381,900
16,169 T-Mobile US, Inc. 3,916,132
15,129 Trade Desk, Inc. (The), Class A* 1,138,003
3,385 Trump Media & Technology
Group Corp.*
(a)
72,202
142,683 Verizon Communications, Inc. 6,272,345
61,242 Walt Disney Co. (The) 6,922,796
76,083 Warner Bros Discovery, Inc.* 758,548
Shares Description Value
aa
Common Stocks – (continued)
Communication Services – (continued)
4,330 Warner Music Group Corp.,
Class A $ 113,966
175,224,261
Consumer Discretionary – 11.1%
1,653 Abercrombie & Fitch Co., Class
A* 129,744
17,024 ADT, Inc. 141,640
14,112 Airbnb, Inc., Class A* 1,820,448
319,943 Amazon.com, Inc.* 65,591,514
3,274 Amer Sports, Inc. (Finland)* 119,108
7,920 Aptiv PLC (Jersey)* 529,135
8,567 Aramark 346,964
673 Asbury Automotive Group, Inc.* 153,383
2,409 Autoliv, Inc. (Sweden) 247,693
883 AutoNation, Inc.* 162,340
571 AutoZone, Inc.* 2,131,566
7,025 Bath & Body Works, Inc. 197,543
6,495 Best Buy Co., Inc. 430,489
878 Birkenstock Holding PLC
(Germany)* 47,219
1,101 Booking Holdings, Inc. 6,076,342
7,380 BorgWarner, Inc. 244,204
2,063 Boyd Gaming Corp. 154,663
1,985 Bright Horizons Family
Solutions, Inc.* 256,462
1,485 Brinker International, Inc.* 256,356
2,156 Burlington Stores, Inc.* 492,150
7,130 Caesars Entertainment, Inc.* 191,654
5,245 CarMax, Inc.* 338,093
35,265 Carnival Corp.* 818,853
4,152 Carvana Co.* 1,358,368
3,331 Cava Group, Inc.* 270,710
6,463 Chewy, Inc., Class A* 292,451
45,689 Chipotle Mexican Grill, Inc.* 2,288,105
945 Choice Hotels International, Inc. 119,713
2,378 Churchill Downs, Inc. 227,028
884 Columbia Sportswear Co. 56,382
37,918 Coupang, Inc. (South Korea)* 1,063,600
1,934 Crocs, Inc.* 197,268
9,413 D.R. Horton, Inc. 1,111,299
3,955 Darden Restaurants, Inc. 847,201
5,158 Deckers Outdoor Corp.* 544,272
1,895 Dick's Sporting Goods, Inc. 339,849
268 Dillard's, Inc., Class A 106,133
1,153 Domino's Pizza, Inc. 546,314
11,214 DoorDash, Inc., Class A* 2,339,801
16,297 DraftKings, Inc., Class A* 584,736
1,309 Duolingo, Inc.* 680,169
3,732 Dutch Bros, Inc., Class A* 269,450
15,716 eBay, Inc. 1,149,940
3,586 Etsy, Inc.* 198,485
4,181 Expedia Group, Inc. 697,182
1,899 Five Below, Inc.* 221,366
3,619 Floor & Decor Holdings, Inc.,
Class A* 259,446
5,976 Flutter Entertainment PLC
(United Kingdom)* 1,510,135
132,437 Ford Motor Co. 1,374,696
13,841 GameStop Corp., Class A*
(a)
412,462

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
6,825 Gap, Inc. (The) $ 152,266
5,204 Garmin Ltd. 1,056,256
33,549 General Motors Co. 1,664,366
8,079 Gentex Corp. 174,264
4,636 Genuine Parts Co. 586,547
4,578 H&R Block, Inc. 260,717
4,440 Hasbro, Inc. 296,192
7,948 Hilton Worldwide Holdings, Inc. 1,974,601
33,563 Home Depot, Inc. (The) 12,360,917
1,392 Hyatt Hotels Corp., Class A 183,786
825 Installed Building Products, Inc. 131,571
11,315 Las Vegas Sands Corp. 465,725
1,891 Lear Corp. 170,984
7,756 Lennar Corp., Class A 822,756
253 Lennar Corp., Class B 25,629
3,347 Levi Strauss & Co., Class A 58,070
3,111 Life Time Group Holdings, Inc.* 88,975
2,388 Light & Wonder, Inc.* 215,207
902 Lithia Motors, Inc. 285,853
8,481 LKQ Corp. 343,226
18,917 Lowe’s Cos., Inc. 4,270,134
3,560 Lululemon Athletica, Inc.* 1,127,345
8,441 Macy’s, Inc. 100,364
8,125 Marriott International, Inc.,
Class A 2,143,619
10,736 Mattel, Inc.* 203,340
24,969 McDonald's Corp. 7,836,521
1,588 MercadoLibre, Inc. (Brazil)* 4,070,505
2,476 Meritage Homes Corp. 157,498
7,101 MGM Resorts International* 224,747
3,085 Mobileye Global, Inc., Class A
(Israel)* 50,131
1,674 Modine Manufacturing Co.* 151,999
1,798 Mohawk Industries, Inc.* 180,897
609 Murphy USA, Inc. 259,915
39,395 NIKE, Inc., Class B 2,386,943
14,439 Norwegian Cruise Line Holdings
Ltd.* 254,848
94 NVR, Inc.* 668,897
2,065 Ollie's Bargain Outlet Holdings,
Inc.* 230,144
1,932 O'Reilly Automotive, Inc.* 2,642,010
650 Penske Automotive Group, Inc. 106,717
2,850 Planet Fitness, Inc., Class A* 293,066
1,266 Pool Corp. 380,547
6,749 PulteGroup, Inc. 661,604
1,771 PVH Corp. 148,357
1,341 Ralph Lauren Corp. 371,202
503 RH* 91,098
25,638 Rivian Automotive, Inc., Class
A* 372,520
11,243 Ross Stores, Inc. 1,575,032
8,403 Royal Caribbean Cruises Ltd. 2,159,319
4,708 Service Corp. International 367,224
1,693 SharkNinja, Inc.* 155,637
1,461 Signet Jewelers Ltd. 97,259
4,448 Skechers USA, Inc., Class A* 275,954
6,853 Somnigroup International, Inc. 445,856
37,749 Starbucks Corp. 3,169,029
7,027 Tapestry, Inc. 551,971
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,422 Taylor Morrison Home Corp.* $ 192,590
94,693 Tesla, Inc.* 32,807,337
2,256 Texas Roadhouse, Inc. 440,394
1,746 Thor Industries, Inc. 141,758
37,744 TJX Cos., Inc. (The) 4,789,714
3,432 Toll Brothers, Inc. 357,786
997 TopBuild Corp.* 282,041
17,935 Tractor Supply Co. 868,054
1,526 Ulta Beauty, Inc.* 719,448
1,246 Vail Resorts, Inc. 199,572
4,418 Valvoline, Inc.* 152,819
12,750 VF Corp. 158,865
4,297 Viking Holdings Ltd.* 191,818
3,166 Wayfair, Inc., Class A* 130,566
1,865 Whirlpool Corp. 145,638
4,034 Williams-Sonoma, Inc. 652,540
973 Wingstop, Inc. 332,474
2,601 Wyndham Hotels & Resorts, Inc. 215,311
2,881 Wynn Resorts Ltd. 260,846
12,481 Yum China Holdings, Inc.
(China) 544,796
9,411 Yum! Brands, Inc. 1,354,619
204,383,267
Consumer Staples – 5.7%
14,371 Albertsons Cos., Inc., Class A 319,467
57,274 Altria Group, Inc. 3,471,377
16,125 Archer-Daniels-Midland Co. 778,354
4,395 BellRing Brands, Inc.* 276,665
4,420 BJ's Wholesale Club Holdings,
Inc.* 500,388
1,678 Brown-Forman Corp., Class A 55,760
10,195 Brown-Forman Corp., Class B 339,901
4,491 Bunge Global SA 350,972
1,255 Casey's General Stores, Inc. 549,389
6,241 Celsius Holdings, Inc.* 236,409
8,346 Church & Dwight Co., Inc. 820,495
4,194 Clorox Co. (The) 553,105
130,818 Coca-Cola Co. (The) 9,431,978
1,760 Coca-Cola Consolidated, Inc. 201,784
27,608 Colgate-Palmolive Co. 2,565,887
16,441 Conagra Brands, Inc. 376,334
5,285 Constellation Brands, Inc., Class
A 942,263
14,982 Costco Wholesale Corp. 15,583,977
12,347 Coty, Inc., Class A* 60,871
5,444 Darling Ingredients, Inc.* 169,635
7,456 Dollar General Corp. 725,096
6,890 Dollar Tree, Inc.* 621,891
7,321 Estee Lauder Cos., Inc. (The),
Class A 490,068
6,420 Flowers Foods, Inc. 108,498
1,542 Freshpet, Inc.* 123,607
18,593 General Mills, Inc. 1,008,856
5,025 Hershey Co. (The) 807,467
9,993 Hormel Foods Corp. 306,585
2,224 Ingredion, Inc. 309,403
3,553 J M Smucker Co. (The) 400,103
9,266 Kellanova 765,650
64,587 Kenvue, Inc. 1,541,692

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
40,880 Keurig Dr Pepper, Inc. $ 1,376,430
11,183 Kimberly-Clark Corp. 1,607,668
29,251 Kraft Heinz Co. (The) 781,879
20,567 Kroger Co. (The) 1,403,286
4,931 Lamb Weston Holdings, Inc. 275,051
682 Lancaster Colony Corp. 114,167
5,893 Maplebear, Inc.* 269,133
8,561 McCormick & Co., Inc. 622,642
5,565 Molson Coors Beverage Co.,
Class B 298,228
43,753 Mondelez International, Inc.,
Class A 2,952,890
23,353 Monster Beverage Corp.* 1,493,424
46,359 PepsiCo, Inc. 6,093,891
5,241 Performance Food Group Co.* 469,384
52,520 Philip Morris International, Inc. 9,484,587
1,371 Pilgrim's Pride Corp. 67,398
1,628 Post Holdings, Inc.* 180,041
7,042 Primo Brands Corp., Class A 232,879
79,210 Procter & Gamble Co. (The) 13,456,987
1,893 Reynolds Consumer Products,
Inc. 41,797
3,301 Sprouts Farmers Market, Inc.* 570,611
17,056 Sysco Corp. 1,245,088
15,469 Target Corp. 1,454,241
6,597 The Campbell's Company 224,562
9,549 Tyson Foods, Inc., Class A 536,272
7,557 US Foods Holding Corp.* 597,910
147,279 Walmart, Inc. 14,539,383
105,183,756
Energy – 3.0%
11,583 Antero Midstream Corp. 217,529
9,586 Antero Resources Corp.* 358,996
12,263 APA Corp. 208,594
33,617 Baker Hughes Co. 1,245,510
6,578 ChampionX Corp. 158,332
7,460 Cheniere Energy, Inc. 1,767,945
55,071 Chevron Corp. 7,528,206
1,993 Chord Energy Corp. 179,370
42,700 ConocoPhillips 3,644,445
25,476 Coterra Energy, Inc. 619,321
20,532 Devon Energy Corp. 621,298
6,367 Diamondback Energy, Inc. 856,680
3,369 DT Midstream, Inc. 352,869
18,708 EOG Resources, Inc. 2,031,128
19,268 EQT Corp. 1,062,245
7,046 Expand Energy Corp. 818,252
146,143 Exxon Mobil Corp. 14,950,429
29,048 Halliburton Co. 569,050
9,477 Hess Corp. 1,252,765
3,908 Hess Midstream LP, Class A 144,596
5,184 HF Sinclair Corp. 187,298
65,683 Kinder Morgan, Inc. 1,841,751
1,259 Kinetik Holdings, Inc. 56,076
6,154 Magnolia Oil & Gas Corp.,
Class A 132,311
10,555 Marathon Petroleum Corp. 1,696,611
3,874 Matador Resources Co. 166,621
4,984 Murphy Oil Corp. 104,315
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
3,940 Noble Corp. PLC $ 97,594
13,518 NOV, Inc. 162,216
24,832 Occidental Petroleum Corp. 1,012,649
21,072 ONEOK, Inc. 1,703,460
8,761 Ovintiv, Inc. 313,819
19,266 Permian Resources Corp. 242,944
13,790 Phillips 66 1,564,889
8,234 Range Resources Corp. 313,221
45,892 Schlumberger NV 1,516,731
1,604 Scorpio Tankers, Inc. (Monaco) 63,743
7,250 Targa Resources Corp. 1,144,992
14,415 TechnipFMC PLC (United
Kingdom) 449,027
637 Texas Pacific Land Corp. 709,637
10,586 Valero Energy Corp. 1,365,276
10,937 Venture Global, Inc., Class A
(a)
126,541
4,429 Viper Energy, Inc. 175,787
2,443 Weatherford International PLC 106,515
41,317 Williams Cos., Inc. (The) 2,500,092
56,341,676
Financials – 13.9%
990 Affiliated Managers Group, Inc. 174,240
8,093 Affirm Holdings, Inc.* 420,027
16,673 Aflac, Inc. 1,726,322
29,813 AGNC Investment Corp. REIT 266,528
8,941 Allstate Corp. (The) 1,876,448
9,363 Ally Financial, Inc. 327,705
18,628 American Express Co. 5,477,563
2,436 American Financial Group, Inc. 302,015
20,024 American International Group,
Inc. 1,694,831
3,248 Ameriprise Financial, Inc. 1,654,012
20,179 Annaly Capital Management,
Inc. REIT 382,392
6,589 Aon PLC, Class A 2,451,635
13,718 Apollo Global Management, Inc. 1,792,805
12,205 Arch Capital Group Ltd. 1,159,963
6,595 Ares Management Corp., Class A 1,091,473
8,560 Arthur J Gallagher & Co. 2,974,086
1,741 Assurant, Inc. 353,388
2,586 Axis Capital Holdings Ltd. 268,427
223,048 Bank of America Corp. 9,843,108
24,271 Bank of New York Mellon Corp.
(The) 2,150,653
3,614 Bank OZK 160,209
45,140 Berkshire Hathaway, Inc., Class
B* 22,748,754
5,192 Blackrock, Inc. 5,087,589
24,325 Blackstone, Inc. 3,375,337
18,768 Block, Inc.* 1,158,924
19,524 Blue Owl Capital, Inc. 364,708
806 BOK Financial Corp. 76,103
8,198 Brown & Brown, Inc. 925,554
21,473 Capital One Financial Corp. 4,061,618
7,489 Carlyle Group, Inc. (The) 338,503
3,538 Cboe Global Markets, Inc. 810,627
57,787 Charles Schwab Corp. (The) 5,104,904
12,589 Chubb Ltd. 3,741,451
5,214 Cincinnati Financial Corp. 786,375

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
61,756 Citigroup, Inc. $ 4,651,462
14,950 Citizens Financial Group, Inc. 603,233
12,149 CME Group, Inc. 3,511,061
773 CNA Financial Corp. 37,034
6,842 Coinbase Global, Inc., Class A* 1,687,374
4,533 Comerica, Inc. 258,789
4,185 Commerce Bancshares, Inc. 263,697
12,651 Corebridge Financial, Inc. 412,549
2,304 Corpay, Inc.* 749,053
216 Credit Acceptance Corp.* 103,097
2,034 Cullen/Frost Bankers, Inc. 258,277
4,700 East West Bancorp, Inc. 428,640
10,499 Equitable Holdings, Inc. 555,082
862 Erie Indemnity Co., Class A 309,036
3,509 Essent Group Ltd. 203,522
1,414 Euronet Worldwide, Inc.* 153,108
1,212 Evercore, Inc., Class A 280,566
1,598 Everest Group Ltd. 554,810
1,305 FactSet Research Systems, Inc. 598,029
8,952 Fidelity National Financial, Inc. 490,301
17,899 Fidelity National Information
Services, Inc. 1,424,939
22,519 Fifth Third Bancorp 860,001
3,421 First American Financial Corp. 190,926
331 First Citizens BancShares, Inc.,
Class A 611,979
4,199 First Financial Bankshares, Inc. 148,057
17,249 First Horizon Corp. 342,910
18,743 Fiserv, Inc.* 3,051,173
10,875 Franklin Resources, Inc. 235,335
585 Freedom Holding Corp.
(Kazakhstan)*
(a)
97,046
3,822 Glacier Bancorp, Inc. 158,498
8,246 Global Payments, Inc. 623,480
2,844 Globe Life, Inc. 346,598
10,562 Goldman Sachs Group, Inc.
(The)
(b)
6,341,953
1,333 Hamilton Lane, Inc., Class A 198,617
1,224 Hanover Insurance Group, Inc.
(The) 215,400
9,610 Hartford Insurance Group, Inc.
(The) 1,247,762
1,825 Houlihan Lokey, Inc. 318,791
49,450 Huntington Bancshares, Inc. 772,904
3,520 Interactive Brokers Group, Inc.,
Class A 738,074
19,203 Intercontinental Exchange, Inc. 3,452,699
11,285 Invesco Ltd. 163,181
2,504 Jack Henry & Associates, Inc. 453,650
2,522 Jackson Financial, Inc., Class A 206,577
4,388 Janus Henderson Group PLC 159,416
5,507 Jefferies Financial Group, Inc. 267,640
94,227 JPMorgan Chase & Co. 24,875,928
31,740 KeyCorp 503,396
761 Kinsale Capital Group, Inc. 359,184
22,922 KKR & Co., Inc. 2,784,106
2,971 Lazard, Inc. 128,941
5,822 Lincoln National Corp. 192,941
5,861 Loews Corp. 523,329
2,693 LPL Financial Holdings, Inc. 1,042,622
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
5,532 M&T Bank Corp. $ 1,010,364
425 Markel Group, Inc.* 825,223
1,272 MarketAxess Holdings, Inc. 275,274
16,632 Marsh & McLennan Cos., Inc. 3,886,233
27,355 Mastercard, Inc., Class A 16,019,088
19,269 MetLife, Inc. 1,514,158
5,256 Moody's Corp. 2,519,306
41,662 Morgan Stanley 5,333,986
848 Morningstar, Inc. 261,540
2,098 Mr Cooper Group, Inc.* 271,754
2,565 MSCI, Inc. 1,446,711
13,984 Nasdaq, Inc. 1,168,223
6,570 Northern Trust Corp. 701,282
10,724 Old National Bancorp 223,703
8,014 Old Republic International Corp. 302,929
4,060 OneMain Holdings, Inc. 210,470
33,406 PayPal Holdings, Inc.* 2,347,774
2,591 Pinnacle Financial Partners, Inc. 275,371
13,350 PNC Financial Services Group,
Inc. (The) 2,320,364
2,351 Popular, Inc. (Puerto Rico) 243,399
1,144 Primerica, Inc. 309,566
7,595 Principal Financial Group, Inc. 591,575
19,738 Progressive Corp. (The) 5,623,948
3,146 Prosperity Bancshares, Inc. 219,119
12,019 Prudential Financial, Inc. 1,248,654
6,263 Raymond James Financial, Inc. 920,536
30,562 Regions Financial Corp. 655,249
2,245 Reinsurance Group of America,
Inc. 456,386
1,628 RenaissanceRe Holdings Ltd.
(Bermuda) 406,056
16,645 Rithm Capital Corp. REIT 185,592
2,774 RLI Corp. 213,237
24,893 Robinhood Markets, Inc., Class
A* 1,646,672
4,184 Rocket Cos., Inc., Class A
(a)
53,346
3,547 Ryan Specialty Holdings, Inc. 253,859
10,601 S&P Global, Inc. 5,436,829
3,325 SEI Investments Co. 283,490
2,074 Selective Insurance Group, Inc. 182,553
2,288 Shift4 Payments, Inc., Class A* 216,880
34,264 SoFi Technologies, Inc.* 455,711
3,282 SouthState Corp. 288,160
10,812 Starwood Property Trust, Inc.
REIT 213,537
9,718 State Street Corp. 935,649
2,120 StepStone Group, Inc., Class A 122,642
3,385 Stifel Financial Corp. 318,935
13,211 Synchrony Financial 761,614
4,820 Synovus Financial Corp. 230,541
7,426 T. Rowe Price Group, Inc. 694,999
15,160 Toast, Inc., Class A* 639,449
3,123 TPG, Inc. 150,310
3,986 Tradeweb Markets, Inc., Class A 575,778
7,635 Travelers Cos., Inc. (The) 2,104,970
44,025 Truist Financial Corp. 1,738,988
2,297 UMB Financial Corp. 236,867
4,465 United Bankshares, Inc. 161,365
5,490 Unum Group 448,588

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
50,823 US Bancorp $ 2,215,375
2,916 UWM Holdings Corp. 12,539
58,253 Visa, Inc., Class A 21,273,413
3,316 Voya Financial, Inc. 220,580
10,147 W R Berkley Corp. 757,879
5,813 Webster Financial Corp. 299,253
110,333 Wells Fargo & Co. 8,250,702
3,733 Western Alliance Bancorp 270,307
1,063 WEX, Inc.* 141,305
3,360 Willis Towers Watson PLC 1,063,608
2,205 Wintrust Financial Corp. 263,299
4,976 Zions Bancorp NA 235,663
259,417,775
Health Care – 9.7%
58,367 Abbott Laboratories 7,796,664
59,775 AbbVie, Inc. 11,124,725
9,692 Agilent Technologies, Inc. 1,084,729
2,317 Align Technology, Inc.* 419,238
4,377 Alnylam Pharmaceuticals, Inc.* 1,333,059
18,108 Amgen, Inc. 5,218,363
22,565 Avantor, Inc.* 291,314
1,316 Bausch + Lomb Corp.* 15,095
17,454 Baxter International, Inc. 532,347
9,699 Becton Dickinson & Co. 1,673,950
4,919 Biogen, Inc.* 638,437
6,406 BioMarin Pharmaceutical, Inc.* 371,996
696 Bio-Rad Laboratories, Inc., Class
A* 157,943
5,385 Bio-Techne Corp. 260,634
2,129 Blueprint Medicines Corp.* 215,774
49,899 Boston Scientific Corp.* 5,252,369
4,088 Bridgebio Pharma, Inc.* 140,014
68,846 Bristol-Myers Squibb Co. 3,323,885
3,493 Bruker Corp. 128,193
8,174 Cardinal Health, Inc. 1,262,393
5,883 Cencora, Inc. 1,713,365
17,092 Centene Corp.* 964,672
1,725 Charles River Laboratories
International, Inc.* 233,962
493 Chemed Corp. 283,396
9,122 Cigna Group (The) 2,888,390
6,778 Cooper Cos., Inc. (The)* 462,802
3,136 Corcept Therapeutics, Inc.* 243,228
920 CorVel Corp.* 102,368
42,710 CVS Health Corp. 2,735,148
3,891 Cytokinetics, Inc.* 120,699
21,535 Danaher Corp. 4,089,497
1,428 DaVita, Inc.* 194,579
13,310 Dexcom, Inc.* 1,141,998
4,240 Doximity, Inc., Class A* 220,862
19,484 Edwards Lifesciences Corp.* 1,524,038
16,958 Elanco Animal Health, Inc.* 227,916
7,635 Elevance Health, Inc. 2,930,618
28,659 Eli Lilly & Co. 21,140,885
3,412 Encompass Health Corp. 412,511
1,877 Ensign Group, Inc. (The) 276,407
6,182 Exact Sciences Corp.* 347,923
8,454 Exelixis, Inc.* 363,860
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
15,432 GE HealthCare Technologies,
Inc. $ 1,088,573
42,083 Gilead Sciences, Inc. 4,632,497
1,805 Glaukos Corp.* 170,193
4,576 Globus Medical, Inc., Class A* 270,808
4,234 Halozyme Therapeutics, Inc.* 237,400
5,935 HCA Healthcare, Inc. 2,263,550
2,872 HealthEquity, Inc.* 288,952
3,813 Henry Schein, Inc.* 266,872
6,220 Hims & Hers Health, Inc.* 351,803
7,530 Hologic, Inc.* 468,140
4,091 Humana, Inc. 953,735
2,715 IDEXX Laboratories, Inc.* 1,393,772
5,470 Illumina, Inc.* 449,853
5,493 Incyte Corp.* 357,375
5,917 Insmed, Inc.* 412,592
998 Inspire Medical Systems, Inc.* 137,924
2,390 Insulet Corp.* 776,822
12,057 Intuitive Surgical, Inc.* 6,659,563
5,338 Ionis Pharmaceuticals, Inc.* 178,876
5,912 IQVIA Holdings, Inc.* 829,631
1,997 Jazz Pharmaceuticals PLC* 215,816
81,465 Johnson & Johnson 12,644,183
2,843 Labcorp Holdings, Inc. 707,822
2,318 Lantheus Holdings, Inc.* 175,148
525 Madrigal Pharmaceuticals, Inc.* 144,512
1,529 Masimo Corp.* 248,463
4,237 McKesson Corp. 3,048,564
778 Medpace Holdings, Inc.* 229,432
43,350 Medtronic PLC 3,597,183
85,374 Merck & Co., Inc. 6,560,138
694 Mettler-Toledo International,
Inc.* 801,931
1,856 Molina Healthcare, Inc.* 566,154
4,276 Natera, Inc.* 674,453
3,356 Neurocrine Biosciences, Inc.* 412,855
1,406 Nuvalent, Inc., Class A* 104,902
5,794 Option Care Health, Inc.* 189,348
1,266 Penumbra, Inc.* 337,984
191,620 Pfizer, Inc. 4,501,154
7,297 QIAGEN NV* 329,314
3,783 Quest Diagnostics, Inc. 655,745
3,503 Regeneron Pharmaceuticals, Inc. 1,717,451
1,775 Repligen Corp.* 209,574
4,899 ResMed, Inc. 1,199,226
5,905 REVOLUTION Medicines, Inc.* 232,657
4,055 Revvity, Inc. 366,653
12,116 Roivant Sciences Ltd.* 133,155
12,629 Royalty Pharma PLC, Class A 415,242
3,023 Sarepta Therapeutics, Inc.* 113,665
4,722 Solventum Corp.* 345,131
3,345 STERIS PLC 820,227
11,629 Stryker Corp. 4,449,721
3,599 Summit Therapeutics, Inc.*
(a)
65,556
1,508 Teleflex, Inc. 184,383
3,336 Tempus AI, Inc.*
(a)
184,080
2,981 Tenet Healthcare Corp.* 503,103
12,740 Thermo Fisher Scientific, Inc. 5,131,927
1,403 United Therapeutics Corp.* 447,347
30,875 UnitedHealth Group, Inc. 9,321,471

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,884 Universal Health Services, Inc.,
Class B $ 358,619
3,984 Vaxcyte, Inc.* 129,440
5,051 Veeva Systems, Inc., Class A* 1,412,765
8,699 Vertex Pharmaceuticals, Inc.* 3,845,393
40,457 Viatris, Inc. 355,617
2,010 Waters Corp.* 701,972
2,336 Waystar Holding Corp.* 93,393
2,469 West Pharmaceutical Services,
Inc. 520,589
6,726 Zimmer Biomet Holdings, Inc. 619,935
15,134 Zoetis, Inc. 2,552,046
178,624,616
Industrials – 9.5%
18,186 3M Co. 2,697,893
4,027 A O Smith Corp. 258,976
2,121 AAON, Inc. 204,231
1,051 Acuity, Inc. 273,144
2,311 Advanced Drainage Systems,
Inc. 254,118
4,547 AECOM 499,488
2,162 AGCO Corp. 211,833
3,574 Air Lease Corp. 205,898
4,131 Alaska Air Group, Inc.* 210,392
2,928 Allegion PLC 417,826
2,916 Allison Transmission Holdings,
Inc. 301,864
249 Amentum Holdings, Inc.* 5,144
22,323 American Airlines Group, Inc.* 254,705
7,777 AMETEK, Inc. 1,390,061
6,862 API Group Corp.* 320,250
1,298 Applied Industrial Technologies,
Inc. 294,023
4,780 ATI, Inc.* 380,679
13,738 Automatic Data Processing, Inc. 4,472,131
2,430 Axon Enterprise, Inc.* 1,823,375
4,724 AZEK Co., Inc. (The)* 233,885
24,340 Boeing Co. (The)* 5,046,169
4,207 Booz Allen Hamilton Holding
Corp. 446,994
3,945 Broadridge Financial Solutions,
Inc. 957,964
3,775 Builders FirstSource, Inc.* 406,492
3,140 BWX Technologies, Inc. 394,384
3,981 C.H. Robinson Worldwide, Inc. 382,057
764 CACI International, Inc., Class
A* 326,992
1,480 Carlisle Cos., Inc. 562,666
27,185 Carrier Global Corp. 1,935,572
2,093 Casella Waste Systems, Inc.,
Class A* 245,321
16,304 Caterpillar, Inc. 5,674,281
1,537 Chart Industries, Inc.* 241,094
11,645 Cintas Corp. 2,637,593
1,726 Clean Harbors, Inc.* 391,440
29,699 CNH Industrial NV 371,534
1,204 Comfort Systems USA, Inc. 575,789
28,998 Copart, Inc.* 1,492,817
3,583 Core & Main, Inc., Class A* 196,384
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,651 Crane Co. $ 282,981
66,060 CSX Corp. 2,086,835
4,669 Cummins, Inc. 1,500,990
1,288 Curtiss-Wright Corp. 566,862
5,144 Dayforce, Inc.* 303,908
8,379 Deere & Co. 4,241,953
21,879 Delta Air Lines, Inc. 1,058,725
4,157 Donaldson Co., Inc. 289,119
4,663 Dover Corp. 828,848
9,533 Dun & Bradstreet Holdings, Inc. 85,892
13,196 Eaton Corp. PLC 4,225,359
1,542 EMCOR Group, Inc. 727,608
19,007 Emerson Electric Co. 2,269,056
4,153 Equifax, Inc. 1,097,181
1,957 Esab Corp. 240,691
5,286 ExlService Holdings, Inc.* 243,103
4,626 Expeditors International of
Washington, Inc. 521,489
1,717 Exponent, Inc. 131,076
38,718 Fastenal Co. 1,600,602
7,439 FedEx Corp. 1,622,446
6,347 Ferguson Enterprises, Inc. 1,157,312
4,537 Flowserve Corp. 226,442
5,817 Fluor Corp.* 241,871
11,488 Fortive Corp. 806,343
4,236 Fortune Brands Innovations, Inc. 213,494
3,420 FTAI Aviation Ltd. 400,653
1,186 FTI Consulting, Inc.* 194,694
1,177 GATX Corp. 187,425
9,213 GE Vernova, Inc. 4,357,565
2,052 Generac Holdings, Inc.* 250,611
7,518 General Dynamics Corp. 2,093,688
36,210 General Electric Co. 8,904,401
5,455 Genpact Ltd. 234,838
5,632 Graco, Inc. 476,805
4,026 GXO Logistics, Inc.* 165,630
1,416 HEICO Corp. 424,290
2,573 HEICO Corp., Class A 606,817
2,799 Hexcel Corp. 148,039
21,957 Honeywell International, Inc. 4,976,993
13,564 Howmet Aerospace, Inc. 2,304,388
1,807 Hubbell, Inc. 703,971
1,331 Huntington Ingalls Industries,
Inc. 296,893
2,551 IDEX Corp. 461,501
9,856 Illinois Tool Works, Inc. 2,415,508
13,683 Ingersoll Rand, Inc. 1,117,080
2,756 ITT, Inc. 414,888
2,741 J.B. Hunt Transport Services, Inc. 380,588
4,103 Jacobs Solutions, Inc. 518,209
14,999 Joby Aviation, Inc.*
(a)
117,292
22,163 Johnson Controls International
PLC 2,246,663
4,392 KBR, Inc. 229,218
2,008 Kirby Corp.* 222,165
5,412 Knight-Swift Transportation
Holdings, Inc. 239,860
6,325 L3Harris Technologies, Inc. 1,545,451
1,234 Landstar System, Inc. 169,329
4,316 Leidos Holdings, Inc. 641,012

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,086 Lennox International, Inc. $ 612,993
1,752 Leonardo DRS, Inc. 74,110
1,861 Lincoln Electric Holdings, Inc. 360,271
751 Loar Holdings, Inc.* 65,375
7,945 Lockheed Martin Corp. 3,832,509
12,296 Lyft, Inc., Class A* 187,391
7,073 Masco Corp. 441,497
2,170 MasTec, Inc.* 338,368
1,892 Maximus, Inc. 137,189
1,810 Middleby Corp. (The)* 264,495
953 Moog, Inc., Class A 176,600
1,275 MSA Safety, Inc. 207,787
1,544 MSC Industrial Direct Co., Inc.,
Class A 125,373
3,849 Mueller Industries, Inc. 299,722
4,400 NEXTracker, Inc., Class A* 249,436
1,814 Nordson Corp. 384,550
7,658 Norfolk Southern Corp. 1,892,445
4,862 Northrop Grumman Corp. 2,356,952
5,690 nVent Electric PLC 374,402
6,302 Old Dominion Freight Line, Inc. 1,009,391
2,251 Oshkosh Corp. 223,277
13,363 Otis Worldwide Corp. 1,274,162
2,900 Owens Corning 388,455
17,512 PACCAR, Inc. 1,643,501
4,331 Parker-Hannifin Corp. 2,878,816
1,580 Parsons Corp.* 102,447
10,922 Paychex, Inc. 1,724,693
1,756 Paycom Software, Inc. 454,962
1,502 Paylocity Holding Corp.* 286,732
5,637 Pentair PLC 559,078
4,954 Quanta Services, Inc. 1,697,042
1,048 RBC Bearings, Inc.* 383,432
2,287 Regal Rexnord Corp. 305,177
6,922 Republic Services, Inc. 1,780,961
3,454 Robert Half, Inc. 158,159
14,076 Rocket Lab Corp.*
(a)
377,096
3,848 Rockwell Automation, Inc. 1,214,236
10,079 Rollins, Inc. 577,023
45,133 RTX Corp. 6,159,752
1,384 Ryder System, Inc. 203,628
905 Saia, Inc.* 239,291
1,643 Science Applications
International Corp. 189,832
1,462 Simpson Manufacturing Co., Inc. 227,633
1,525 SiteOne Landscape Supply, Inc.* 178,135
1,755 Snap-on, Inc. 562,916
18,283 Southwest Airlines Co. 610,287
1,492 SPX Technologies, Inc.* 226,918
7,366 SS&C Technologies Holdings,
Inc. 595,246
3,723 Standard Aero, Inc.* 109,196
5,236 Stanley Black & Decker, Inc. 342,591
1,424 Symbotic, Inc.*
(a)
40,826
9,107 Tetra Tech, Inc. 318,199
6,114 Textron, Inc. 452,619
2,224 Timken Co. (The) 152,322
3,364 Toro Co. (The) 254,924
7,568 Trane Technologies PLC 3,256,283
1,853 TransDigm Group, Inc. 2,721,001
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
6,652 TransUnion $ 569,611
3,749 Trex Co., Inc.* 209,457
1,103 TriNet Group, Inc. 91,781
68,191 Uber Technologies, Inc.* 5,738,955
2,025 UFP Industries, Inc. 197,559
287 U-Haul Holding Co.*
(a)
18,368
3,492 U-Haul Holding Co. 199,184
2,076 UL Solutions, Inc., Class A 148,434
20,235 Union Pacific Corp. 4,485,290
11,133 United Airlines Holdings, Inc.* 884,461
24,799 United Parcel Service, Inc.,
Class B 2,418,894
2,203 United Rentals, Inc. 1,560,561
679 Valmont Industries, Inc. 215,949
8,053 Veralto Corp. 813,595
4,704 Verisk Analytics, Inc. 1,477,715
11,620 Vertiv Holdings Co., Class A 1,254,147
1,475 W.W. Grainger, Inc. 1,604,151
13,609 Waste Management, Inc. 3,279,361
1,167 Watsco, Inc. 517,646
942 Watts Water Technologies, Inc.,
Class A 228,077
1,538 WESCO International, Inc. 258,215
5,725 Westinghouse Air Brake
Technologies Corp. 1,158,282
6,276 WillScot Holdings Corp. 169,138
2,018 Woodward, Inc. 436,554
3,917 XPO, Inc.* 445,872
8,131 Xylem, Inc. 1,024,831
176,679,902
Information Technology – 30.3%
21,160 Accenture PLC, Class A (Ireland) 6,703,911
14,390 Adobe, Inc.* 5,973,145
54,592 Advanced Micro Devices, Inc.* 6,044,972
4,852 Akamai Technologies, Inc.* 368,412
3,720 Amdocs Ltd. 341,347
3,754 Amkor Technology, Inc. 67,647
40,292 Amphenol Corp., Class A 3,623,460
16,714 Analog Devices, Inc. 3,576,462
2,948 ANSYS, Inc.* 975,257
750 Appfolio, Inc., Class A* 158,377
494,326 Apple, Inc. 99,285,377
27,426 Applied Materials, Inc. 4,299,025
8,621 AppLovin Corp., Class A* 3,388,053
34,974 Arista Networks, Inc.* 3,030,147
1,746 Arrow Electronics, Inc.* 206,691
4,264 Astera Labs, Inc.* 386,830
5,531 Atlassian Corp., Class A* 1,148,402
34,833 Aurora Innovation, Inc.* 211,088
7,193 Autodesk, Inc.* 2,129,991
5,486 Bentley Systems, Inc., Class B 261,847
3,494 BILL Holdings, Inc.* 152,618
155,802 Broadcom, Inc. 37,714,990
9,239 Cadence Design Systems, Inc.* 2,652,240
16,857 CCC Intelligent Solutions
Holdings, Inc.* 148,004
4,470 CDW Corp. 806,209
4,845 Ciena Corp.* 387,891
1,845 Cirrus Logic, Inc.* 181,474

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
134,497 Cisco Systems, Inc. $ 8,478,691
7,311 Clearwater Analytics Holdings,
Inc., Class A* 168,884
10,260 Cloudflare, Inc., Class A* 1,702,031
5,976 Cognex Corp. 179,101
16,705 Cognizant Technology Solutions
Corp., Class A 1,352,938
4,304 Coherent Corp.* 325,512
1,470 Commvault Systems, Inc.* 269,230
8,734 Confluent, Inc., Class A* 201,144
26,308 Corning, Inc. 1,304,614
4,829 Credo Technology Group
Holding Ltd.* 294,376
8,218 Crowdstrike Holdings, Inc.,
Class A* 3,873,719
10,463 Datadog, Inc., Class A* 1,233,378
10,456 Dell Technologies, Inc., Class C 1,163,439
6,799 Docusign, Inc.* 602,459
2,055 Dolby Laboratories, Inc., Class A 152,604
7,530 Dropbox, Inc., Class A* 217,316
9,927 Dynatrace, Inc.* 536,157
2,831 Elastic NV* 228,943
5,143 Entegris, Inc. 353,530
1,879 EPAM Systems, Inc.* 327,867
1,939 F5, Inc.* 553,352
1,249 Fabrinet (Thailand)* 290,855
806 Fair Isaac Corp.* 1,391,382
3,447 First Solar, Inc.* 544,902
13,077 Flex Ltd.* 553,157
20,938 Fortinet, Inc.* 2,131,070
2,517 Gartner, Inc.* 1,098,469
18,512 Gen Digital, Inc. 527,222
4,393 Gitlab, Inc., Class A* 199,925
2,618 GLOBALFOUNDRIES, Inc.* 93,724
1,424 Globant SA* 139,680
4,562 GoDaddy, Inc., Class A* 830,968
2,648 Guidewire Software, Inc.* 569,373
44,260 Hewlett Packard Enterprise Co. 764,813
31,654 HP, Inc. 788,185
1,688 HubSpot, Inc.* 995,751
3,810 Informatica, Inc., Class A* 91,478
945 Insight Enterprises, Inc.* 123,219
147,408 Intel Corp. 2,881,826
31,335 International Business Machines
Corp. 8,117,645
9,192 Intuit, Inc. 6,925,896
3,607 Jabil, Inc. 606,012
10,987 Juniper Networks, Inc. 394,763
5,873 Keysight Technologies, Inc.* 922,296
4,488 KLA Corp. 3,396,877
2,209 Klaviyo, Inc., Class A* 75,106
7,824 Kyndryl Holdings, Inc.* 305,449
43,305 Lam Research Corp. 3,498,611
4,710 Lattice Semiconductor Corp.* 211,667
856 Littelfuse, Inc. 175,531
2,105 MACOM Technology Solutions
Holdings, Inc.* 255,989
2,081 Manhattan Associates, Inc.* 392,851
29,299 Marvell Technology, Inc. 1,763,507
17,976 Microchip Technology, Inc. 1,043,327
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
37,602 Micron Technology, Inc. $ 3,551,885
247,906 Microsoft Corp. 114,126,006
8,322 MicroStrategy, Inc., Class A* 3,071,317
2,160 MKS, Inc. 177,530
2,666 MongoDB, Inc.* 503,421
1,559 Monolithic Power Systems, Inc. 1,031,902
5,625 Motorola Solutions, Inc. 2,336,512
6,937 NetApp, Inc. 687,873
1,229 Novanta, Inc.* 152,175
8,361 Nutanix, Inc., Class A* 641,205
798,671 NVIDIA Corp. 107,924,412
5,505 Okta, Inc.* 567,951
14,197 ON Semiconductor Corp.* 596,558
1,666 Onto Innovation, Inc.* 153,172
55,255 Oracle Corp. 9,146,360
70,533 Palantir Technologies, Inc., Class
A* 9,294,839
22,159 Palo Alto Networks, Inc.* 4,263,835
1,373 Pegasystems, Inc. 134,760
2,822 Procore Technologies, Inc.* 189,554
4,039 PTC, Inc.* 679,844
10,477 Pure Storage, Inc., Class A* 561,462
3,243 Qorvo, Inc.* 246,533
37,350 QUALCOMM, Inc. 5,423,220
1,243 Qualys, Inc.* 172,218
3,610 Rambus, Inc.* 193,027
3,636 Roper Technologies, Inc. 2,073,502
2,816 Rubrik, Inc., Class A* 268,506
2,347 SailPoint, Inc.* 41,354
31,534 Salesforce, Inc. 8,368,178
9,600 Samsara, Inc., Class A* 446,784
3,858 Sandisk Corp.* 145,408
6,664 Seagate Technology Holdings
PLC 785,952
10,328 SentinelOne, Inc., Class A* 181,876
6,953 ServiceNow, Inc.* 7,030,109
1,359 ServiceTitan, Inc., Class A*
(a)
150,401
5,175 Skyworks Solutions, Inc. 357,230
10,725 Snowflake, Inc., Class A* 2,205,811
1,255 SPS Commerce, Inc.* 176,654
17,186 Super Micro Computer, Inc.* 687,784
5,207 Synopsys, Inc.* 2,415,944
2,548 TD SYNNEX Corp. 309,174
10,227 TE Connectivity PLC
(Switzerland) 1,637,036
1,567 Teledyne Technologies, Inc.* 781,714
3,903 Tenable Holdings, Inc.* 125,755
5,338 Teradyne, Inc. 419,567
30,647 Texas Instruments, Inc. 5,603,804
8,268 Trimble, Inc.* 589,260
4,923 Twilio, Inc., Class A* 579,437
1,432 Tyler Technologies, Inc.* 826,250
140 Ubiquiti, Inc. 55,341
14,535 UiPath, Inc., Class A* 193,461
10,147 Unity Software, Inc.* 264,634
1,501 Universal Display Corp. 215,168
2,755 VeriSign, Inc. 750,655
2,165 Vertex, Inc., Class A* 85,669
5,277 Vontier Corp. 188,653
11,578 Western Digital Corp.* 596,846

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
7,178 Workday, Inc., Class A* $ 1,778,062
1,755 Zebra Technologies Corp., Class
A* 508,546
8,785 Zoom Communications, Inc.,
Class A* 713,781
3,165 Zscaler, Inc.* 872,590
558,103,145
Materials – 2.3%
7,434 Air Products and Chemicals, Inc. 2,073,417
4,036 Albemarle Corp. 225,047
8,707 Alcoa Corp. 233,086
77,705 Amcor PLC 707,893
16,921 Anglogold Ashanti PLC (United
Kingdom) 741,309
2,260 AptarGroup, Inc. 357,984
2,654 Avery Dennison Corp. 471,695
7,626 Axalta Coating Systems Ltd.* 234,881
9,464 Ball Corp. 507,081
1,663 Carpenter Technology Corp. 390,805
3,721 Celanese Corp. 196,580
5,705 CF Industries Holdings, Inc. 517,501
16,097 Cleveland-Cliffs, Inc.* 93,846
3,990 Commercial Metals Co. 185,894
23,353 Corteva, Inc. 1,653,392
22,937 CRH PLC 2,090,937
3,921 Crown Holdings, Inc. 386,219
23,797 Dow, Inc. 660,129
14,128 DuPont de Nemours, Inc. 943,750
1,137 Eagle Materials, Inc. 229,913
3,943 Eastman Chemical Co. 309,013
8,497 Ecolab, Inc. 2,256,973
7,632 Element Solutions, Inc. 163,172
4,310 FMC Corp. 174,814
48,589 Freeport-McMoRan, Inc. 1,869,705
10,201 Graphic Packaging Holding Co. 226,666
8,711 International Flavors &
Fragrances, Inc. 666,914
17,596 International Paper Co. 841,265
15,961 Linde PLC 7,463,044
2,177 Louisiana-Pacific Corp. 196,082
8,712 LyondellBasell Industries NV,
Class A 492,141
2,052 Martin Marietta Materials, Inc. 1,123,573
10,656 Mosaic Co. (The) 385,108
38,095 Newmont Corp. 2,008,368
7,776 Nucor Corp. 850,383
3,055 Packaging Corp. of America 590,134
7,662 PPG Industries, Inc. 848,950
1,775 Reliance, Inc. 519,755
2,219 Royal Gold, Inc. 395,248
4,314 RPM International, Inc. 491,106
4,949 Sealed Air Corp. 159,358
7,847 Sherwin-Williams Co. (The) 2,815,582
2,737 Silgan Holdings, Inc. 150,727
17,400 Smurfit WestRock PLC 753,942
3,372 Sonoco Products Co. 153,561
3,053 Southern Copper Corp. (Mexico) 277,548
4,753 Steel Dynamics, Inc. 584,952
7,740 United States Steel Corp. 416,567
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
4,448 Vulcan Materials Co. $ 1,179,031
1,120 Westlake Corp. 79,554
41,344,595
Real Estate – 2.4%
3,578 Agree Realty Corp. REIT 269,423
5,353 Alexandria Real Estate Equities,
Inc. REIT 375,727
11,528 American Homes 4 Rent, Class
A REIT 436,335
15,851 American Tower Corp. REIT 3,402,417
9,751 Americold Realty Trust, Inc.
REIT 161,574
4,845 AvalonBay Communities, Inc.
REIT 1,001,801
10,356 Brixmor Property Group, Inc.
REIT 263,146
4,957 BXP, Inc. REIT 333,755
3,601 Camden Property Trust REIT 423,081
10,099 CBRE Group, Inc., Class A* 1,262,577
14,038 CoStar Group, Inc.* 1,032,635
14,656 Crown Castle, Inc. REIT 1,470,730
7,707 CubeSmart REIT 329,551
11,382 Digital Realty Trust, Inc. REIT 1,952,241
1,743 EastGroup Properties, Inc. REIT 295,526
3,281 Equinix, Inc. REIT 2,916,218
6,140 Equity LifeStyle Properties, Inc.
REIT 390,320
11,610 Equity Residential REIT 814,325
2,184 Essex Property Trust, Inc. REIT 620,038
7,148 Extra Space Storage, Inc. REIT 1,080,420
2,547 Federal Realty Investment Trust
REIT 243,188
4,550 First Industrial Realty Trust, Inc.
REIT 224,906
8,958 Gaming and Leisure Properties,
Inc. REIT 418,339
12,262 Healthcare Realty Trust, Inc.
REIT 177,799
23,672 Healthpeak Properties, Inc. REIT 412,130
23,593 Host Hotels & Resorts, Inc.
REIT 365,456
19,560 Invitation Homes, Inc. REIT 659,172
9,880 Iron Mountain, Inc. REIT 975,255
1,606 Jones Lang LaSalle, Inc.* 357,656
3,993 Kilroy Realty Corp. REIT 128,575
22,606 Kimco Realty Corp. REIT 480,604
2,988 Lamar Advertising Co., Class
A REIT 360,174
2,387 Lineage, Inc. REIT 101,901
3,928 Mid-America Apartment
Communities, Inc. REIT 615,321
3,997 Millrose Properties, Inc. REIT 111,396
2,454 National Storage Affiliates Trust
REIT 84,418
6,298 NNN REIT, Inc. REIT 263,004
9,507 Omega Healthcare Investors, Inc.
REIT 351,759
31,258 Prologis, Inc. REIT 3,394,619
5,339 Public Storage REIT 1,646,601

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
4,375 Rayonier, Inc. REIT $ 103,687
30,127 Realty Income Corp. REIT 1,705,791
5,567 Regency Centers Corp. REIT 401,659
7,405 Rexford Industrial Realty, Inc.
REIT 260,952
2,030 Ryman Hospitality Properties,
Inc. REIT 197,133
3,606 SBA Communications Corp.
REIT 836,195
10,960 Simon Property Group, Inc.
REIT 1,787,247
6,202 STAG Industrial, Inc. REIT 220,667
4,268 Sun Communities, Inc. REIT 526,842
10,541 UDR, Inc. REIT 436,714
14,747 Ventas, Inc. REIT 947,937
35,647 VICI Properties, Inc. REIT 1,130,366
5,322 Vornado Realty Trust REIT 200,480
7,493 W.P. Carey, Inc. REIT 470,261
21,680 Welltower, Inc. REIT 3,344,790
24,821 Weyerhaeuser Co. REIT 643,112
1,577 Zillow Group, Inc., Class A* 104,350
5,802 Zillow Group, Inc., Class C* 389,372
43,911,668
Utilities – 2.4%
24,406 AES Corp. (The) 246,257
8,697 Alliant Energy Corp. 541,214
8,940 Ameren Corp. 866,107
18,818 American Electric Power Co.,
Inc. 1,947,475
6,581 American Water Works Co., Inc. 940,886
5,352 Atmos Energy Corp. 827,847
4,898 Brookfield Renewable Corp.
(Canada)
(a)
143,952
21,837 CenterPoint Energy, Inc. 813,210
1,135 Clearway Energy, Inc., Class A 32,745
2,823 Clearway Energy, Inc., Class C 86,863
10,062 CMS Energy Corp. 706,654
11,939 Consolidated Edison, Inc. 1,247,506
10,612 Constellation Energy Corp. 3,248,864
28,791 Dominion Energy, Inc. 1,631,586
7,013 DTE Energy Co. 958,326
26,216 Duke Energy Corp. 3,086,148
13,187 Edison International 733,857
14,418 Entergy Corp. 1,200,731
8,568 Essential Utilities, Inc. 330,125
7,673 Evergy, Inc. 509,564
12,378 Eversource Energy 802,218
33,965 Exelon Corp. 1,488,346
18,721 FirstEnergy Corp. 785,159
1,726 IDACORP, Inc. 205,308
3,043 National Fuel Gas Co. 251,169
69,462 NextEra Energy, Inc. 4,906,796
15,895 NiSource, Inc. 628,488
6,846 NRG Energy, Inc. 1,067,291
6,933 OGE Energy Corp. 308,311
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
71,982 PG&E Corp. $ 1,215,056
4,024 Pinnacle West Capital Corp. 367,110
25,240 PPL Corp. 877,090
16,847 Public Service Enterprise Group,
Inc. 1,365,112
22,021 Sempra 1,730,630
37,103 Southern Co. (The) 3,339,270
1,944 Southwest Gas Holdings, Inc. 139,638
1,578 Talen Energy Corp.* 384,953
7,204 UGI Corp. 259,776
11,398 Vistra Corp. 1,830,177
10,665 WEC Energy Group, Inc. 1,145,848
19,414 Xcel Energy, Inc. 1,360,921
44,558,584
TOTAL COMMON STOCKS
(Cost $517,034,866)
1,843,773,245
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,702,703 4.192% 1,702,703
(Cost $1,702,703)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $518,737,569)
1,845,475,948
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,904,974 4.216% 1,904,974
(Cost $1,904,974)
TOTAL INVESTMENTS – 100.0%
(Cost $520,642,543)
$ 1,847,380,922
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(21,756)
NET ASSETS – 100.0%
$ 1,847,359,166
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 6 06/20/25 $ 972,030 $ 2,858

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
MarketBeta
®
Total International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 5,034,488 $ — $ —
Asia 214,008,279 2,452,180 42,830
Europe 163,278,776 870,327 —
North America 69,517,975 160,564 —
Oceania 23,400,849 — —
South America 6,186,539 1,593,978 —
Exchange-Traded Fund 1,970,782 — —
Investment Company 3,022,940 — —
Securities Lending Reinvestment Vehicle 5,630,830 — —
Total
$ 492,051,458 $ 5,077,049 $ 42,830
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 285,217 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. 1000 Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,046,428 $ — $ —
Europe 12,155,315 — —
North America 1,825,500,997 — —
South America 4,070,505 — —
Investment Company 1,702,703 — —
Securities Lending Reinvestment Vehicle 1,904,974 — —
Total
$ 1,847,380,922 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,858 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates.
Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk —
Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Foreign and Emerging Countries Risk —
For the MarketBeta
®
Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk —
If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk —
Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology.
The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk —
Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Large Shareholder Transactions Risk –
Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)